FILE NOS.
                                                                       333-83423
                                                                        811-9491
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 14

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 AMENDMENT NO. 15
                         -------------------------------


                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
                                 (763) 765-7330
                          -----------------------------
               NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:

                                 James M. Odland
                            USAllianz Advisers, LLC
                               5701 Golden Hills Drive
                              Minneapolis, MN 55416


                          COPIES OF COMMUNICATIONS TO:

                             Michael J. Radmer, ESQ.
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                             MINNEAPOLIS, MN 55402

Title of Securities being Registered: Common stock, no par value.

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [X] on (April 29, 2005) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               PART A - Prospectus

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                            USAZ AIM BASIC VALUE FUND

                             USAZ AIM BLUE CHIP FUND

                      USAZ AIM DENT DEMOGRAPHIC TRENDS FUND

                       USAZ AIM INTERNATIONAL EQUITY FUND

                           USAZ DAVIS NY VENTURE FUND

                  USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND

                    USAZ DREYFUS PREMIER SMALL CAP VALUE FUND

                         USAZ JENNISON 20/20 FOCUS FUND

                            USAZ JENNISON GROWTH FUND

                           USAZ LEGG MASON VALUE FUND
                (FORMERLY USAZ PIMCO PEA GROWTH AND INCOME FUND)

                      USAZ OPPENHEIMER EMERGING GROWTH FUND

                   USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND

                          USAZ OPPENHEIMER GLOBAL FUND

                   USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND

                        USAZ OPPENHEIMER MAIN STREET FUND

                       USAZ PIMCO NFJ SMALL CAP VALUE FUND

                         USAZ PIMCO PEA RENAISSANCE FUND

                            USAZ PIMCO PEA VALUE FUND

                             USAZ MONEY MARKET FUND

                   USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND

                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND

                          USAZ VAN KAMPEN COMSTOCK FUND

                      USAZ VAN KAMPEN EMERGING GROWTH FUND

                     USAZ VAN KAMPEN EQUITY AND INCOME FUND

                      USAZ VAN KAMPEN GLOBAL FRANCHISE FUND

                     USAZ VAN KAMPEN GROWTH AND INCOME FUND

                           USAZ VAN KAMPEN GROWTH FUND

                         PROSPECTUS DATED APRIL 29, 2005

                     USALLIANZ ADVISERS, LLC (THE "MANAGER")

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract. This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.
                                   QUESTIONS?
                          Call toll free 1-877-833-7113
                       or your investment representative.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. USAZ is a registered trademark of Allianz AG, which is the ultimate owner of the Manager.


--------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------------------------------------------------


RISK/RETURN SUMMARY; INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
                                INFORMATION

Carefully review this important section, which summarizes each Fund's investments, strategies and risks.

                           OVERVIEW..............................................................      4-5
                           USAZ AIM Basic Value Fund.............................................      6-7
                           USAZ AIM Blue Chip Fund...............................................      8-9
                           USAZ AIM Dent Demographic Trends Fund.................................    10-11
                           USAZ AIM International Equity Fund....................................    12-13
                           USAZ Davis NY Venture Fund............................................    14-15
                           USAZ Dreyfus Founders Growth and Income Fund..........................    16-17
                           USAZ Dreyfus Premier Small Cap Value Fund.............................    18-21
                           USAZ Jennison 20/20 Focus Fund........................................
                           USAZ Jennsion Growth Fund.............................................
                           USAZ Legg Mason Value Fund............................................
                           USAZ Oppenheimer Emerging Growth Fund.................................    22-23
                           USAZ Oppenheimer Emerging Technologies Fund...........................    24-27
                           USAZ Oppenheimer Global Fund..........................................    28-31
                           USAZ Oppenheimer International Growth Fund............................    32-35
                           USAZ Oppenheimer Main Street Fund.....................................    36-37
                           USAZ PIMCO NFJ Small Cap Value Fund...................................    38-39
                           USAZ PIMCO PEA Renaissance Fund.......................................    44-45
                           USAZ PIMCO PEA Value Fund.............................................    46-47
                           USAZ Money Market Fund................................................    48-49
                           USAZ Salomon Brothers Small Cap Growth Fund...........................
                           USAZ Van Kampen Aggressive Growth Fund................................    50-51
                           USAZ Van Kampen Comstock Fund.........................................    52-53
                           USAZ Van Kampen Emerging Growth Fund..................................    54-55
                           USAZ Van Kampen Equity and Income Fund................................    56-57
                           USAZ Van Kampen Global Franchise Fund.................................    58-59
                           USAZ Van Kampen Growth and Income Fund................................    60-61
                           USAZ Van Kampen Growth Fund...........................................    62-63
                           MORE ABOUT THE FUNDS..................................................       64
                           Temporary Defensive Positions.........................................       64
                           Portfolio Turnover....................................................       64
                           Principal Risks Table.................................................       65
                           Foreign and Emerging Markets Risks....................................       66
                           Derivative Instruments Risks..........................................       66

FUND MANAGEMENT

Review this section for details on the people and organizations who oversee the Funds.

                           The Manager...........................................................       67
                           The Subadvisers.......................................................       67
                           Duties of the Manager and Subadvisers.................................       68
                           Fees..................................................................       69
                           Portfolio Managers of the Subadvisers.................................       70
                           Legal Proceedings.....................................................       72
                           The Administrator and Distributor.....................................       73

SHAREHOLDER INFORMATION

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.

                           Pricing of Fund Shares................................................       74
                           Money Market Fund.....................................................       74
                           Purchase and Redemption of Shares.....................................       74
                           Market Timing.........................................................       75
                           Distribution (12b-1) Fees.............................................       75
                           Dividends, Distributions and Taxes....................................       75

                                       2



FINANCIAL HIGHLIGHTS

Review this section for details on the Funds.

                           Financial Highlights..................................................       77

BACK COVER

                           Where to Learn More About USAllianz VIP Funds


--------------------------------------------------------------------------------
OVERVIEW                                                  USALLIANZ VIP FUNDS
--------------------------------------------------------------------------------
                                       38
The USAllianz Variable Insurance Products Trust (the "USAllianz VIP Funds") offers 27 separate investment portfolios (collectively, the "Funds" and each individually, a "Fund"). The Funds are managed by USAllianz Advisers, LLC (the "Manager") which in turn has retained certain money management organizations (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. Set forth below are the Funds and the corresponding Subadviser. The USAllianz VIP Funds provide an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager.

FUND                                                          SUBADVISER
-------------------------------------------------------------- --------------------------------------------------------------
USAZ AIM Basic Value Fund                                      A I M Capital Management, Inc.
USAZ AIM Blue Chip Fund                                        As to the USAZ AIM Dent Demographic Trends Fund,
USAZ AIM International Equity Fund                             H.S. Dent Advisors, Inc. serves as the Sub-Subadviser.
USAZ AIM Dent Demographic Trends Fund
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ Davis NY Venture Fund                                     Davis Selected Advisers, L.P.
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ Dreyfus Founders Growth and Income Fund                   Founders Asset Management LLC
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund                      The Dreyfus Corporation
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ Jennison 20/20 Focus Fund                                 Jennison Associates, LLC
USAZ Jennison Growth Fund                                      (the Subadviser is affiliated with Prudential Investment
                                                               Management, Inc.)
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ Legg Mason Value Fund*                                    Legg Mason Funds Management, Inc.
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund                          OppenheimerFunds, Inc.
USAZ Oppenheimer Emerging Technologies Fund
USAZ Oppenheimer Global Fund
USAZ Oppenheimer International Growth Fund
USAZ Oppenheimer Main Street Fund
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund
                                                               PIMCO Advisors Retail Holdings LLC, and
                                                               NFJ Investment Group LP
                                                                (The Subadvisers are affiliated with each other and are
                                                               affiliates of the Manager)
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund                                PEA Capital LLC
USAZ PIMCO PEA Value Fund                                      (The Subadviser is an affiliate of the Manager)
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ Money Market Fund                                         Prudential Investment Management, Inc.
                                                               (The Subadviser is affiliated with Jennison Associates, LLC)
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ Salomon Brothers Small Cap Growth Fund                    Salomon Brothers Asset Management Inc.
-------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------- --------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund                         Van Kampen Asset Management
USAZ Van Kampen Growth Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Equity and Income Fund
USAZ Van Kampen Global Franchise Fund
-------------------------------------------------------------- --------------------------------------------------------------


* As of July 27, 2004 the Fund name and Subadviser changed as follows:

------------------------------------------------------------ ----------------------------------------------------------
CURRENT FUND NAME AND (SUBADVISER)                           PREVIOUS FUND NAME AND (SUBADVISER)
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
USAZ Legg Mason Value Fund                                   USAZ PIMCO PEA Growth and Income Fund
(Legg Mason Funds Management, Inc.)                          (PEA Capital LLC)
------------------------------------------------------------ ----------------------------------------------------------

Certain of the Funds may have similar names and investment objectives to other mutual funds managed by one of the Subadvisers. However, the asset size and portfolio composition of a Fund may be different from those of the similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other Funds may be added or deleted from USAllianz VIP Funds from time to time.


The USAZ Oppenheimer Emerging Technologies Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM International Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ Dreyfus Premier Small-Cap Value Fund and the Salomon Brothers Small Cap Growth Fund have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. In addition, although it is not reflected in the name of the Fund, the USAZ Dreyfus Founders Growth and Income Fund has adopted a policy whereby it invests at least 80% of its assets in large cap companies. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of a Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Board of Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

Although not reflected in its name, the USAZ Jennison 20/20 Focus Fund has committed to invest at least 80% of its total assets in up to 40 equity-related securities of U.S. companies that the Subadviser believe have strong capital appreciation potential.


The USAZ Oppenheimer Main Street Fund, the USAZ Oppenheimer Global Fund, the USAZ Davis NY Venture Fund and the USAZ Dreyfus Premier Small-Cap Value Fund issue two classes of shares. Class 1 and Class 2 shares are substantially identical, except that Class 1 shares are not subject to a Rule 12b-1 distribution fee, whereas Class 2 shares are assessed an annual 12b-1 fee in the amount of 0.25%. Only Class 2 shares are currently available for sale.

The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        USAZ AIM BASIC VALUE FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ AIM Basic Value Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Subadviser believes to be undervalued in relation to long-term earning power or other factors.

The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the Subadviser seeks to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The Subadviser allocates investments among fixed-income securities based on its views as to the best values then available in the marketplace. The Subadviser considers whether to sell a particular security when any of these factors materially changes.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

For more information about Foreign Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking growth of capital
o        Pursuing an approach to "value" investments in equity securities

This Fund will not be appropriate for someone:
o        Pursuing an aggressive high growth investment strategy
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


      PERFORMANCE BAR CHART AND TABLE
        Calendar Year Total Return

           [BAR CHART GRAPHIC ]

      HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

            Highest  (Q2, 2003)................................20.53%
            Lowest (Q1, 2003)..................................-6.16%


       AVERAGE ANNUAL TOTAL RETURNS

                                                       ONE YEAR ENDED            SINCE
                                    INCEPTION         DECEMBER 31, 2003         INCEPTION
                              ---------------------- --------------------- ---------------------
                              ---------------------- --------------------- ---------------------
USAZ AIM BASIC VALUE FUND           5/1/2002                33.03%                0.95%
                              ---------------------- --------------------- ---------------------
                              ---------------------- --------------------- ---------------------
RUSSELL 1000 VALUE INDEX                                    30.03%                5.47%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 VALUE INDEX, AN UNMANAGED INDEX THAT MEASURES PERFORMANCE OF CERTAIN SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LESS-THAN-AVERAGE GROWTH ORIENTATION AND LOW PRICE-TO-BOOK AND EARNINGS RATIOS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

FEES AND EXPENSES - USAZ AIM BASIC VALUE FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees................................................   .75%
         Distribution (12b-1) Fees................................   .25%
         Other Expenses...........................................   .28%
                                                                  -------
         Total Annual Fund Operating Expenses...................... 1.28%
         Fee Waiver (1)...........................................   .08%
                                                                  -------
         Net Annual Fund Operating Expenses (1).................... 1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
             $122               $398             $695             $1,538

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                             USAZ AIM BLUE CHIP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The primary investment objective of the USAZ AIM Blue Chip Fund is long-term growth of capital with a secondary objective of current income. These objectives may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in securities of blue chip companies. The Fund will provide notice to shareholders at least 60 days prior to any changes in this policy. The Fund considers a blue chip company to include large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000 Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess strong financial characteristics, as described below:

o MARKET CHARACTERISTICS -- Companies which occupy (or in the Subadviser's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies which have
     (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

o FINANCIAL CHARACTERISTICS -- Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors; (iii) strong cash flow relative to its competitors; and/or
     (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

In complying with the 80% requirement referenced above, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs (American Depositary Receipts-certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign company). The Subadviser will consider whether to sell a particular security when it believes the issuer of the security no longer is a market leader and/or the security no longer has the market and financial characteristics described above. When the Subadviser believes securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the Fund may invest in United States government securities and high-quality debt securities. The Fund may also invest up to 25% of its total assets in foreign securities.

 (See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.


For more information about Foreign and Derivatives Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking growth of capital

This Fund will not be appropriate for someone:
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.



           PERFORMANCE BAR CHART AND TABLE
             Calendar Year Total Return

                [BAR CHART GRAPHIC ]

      HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

                 Highest  (Q2, 2003)................................12.34%
                 Lowest (Q1, 2003)..................................-1.85%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                               ONE YEAR ENDED            SINCE
                                           INCEPTION         DECEMBER 31, 2003         INCEPTION
                                     ---------------------- --------------------- ---------------------
                                     ---------------------- --------------------- ---------------------
USAZ AIM BLUE CHIP FUND                    5/1/2002                24.39%                0.39%
                                     ---------------------- --------------------- ---------------------
                                     ---------------------- --------------------- ---------------------
RUSSELL 1000 GROWTH INDEX                                          29.75%                2.73%
                                     ---------------------- --------------------- ---------------------
S&P 500 STOCK INDEX                                                28.67%                3.80%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 STOCK INDEX. THE RUSSELL(R) 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF INDIVIDUAL SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 STOCK INDEX CONSISTS OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. THE FUND'S STANDARDIZED BENCHMARK HAS CHANGED FROM THE S&P 500 STOCK INDEX TO THE RUSSELL 1000 GROWTH INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.

FEES AND EXPENSES - USAZ AIM BLUE CHIP FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees..................................................   .80%
         Distribution (12b-1) Fees..................................   .25%
         Other Expenses.............................................   .33%
                                                                    -------
         Total Annual Fund Operating Expenses........................ 1.38%
         Fee Waiver (1).............................................   .18%
                                                                    -------
         Net Annual Fund Operating Expenses (1)...................... 1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waiver. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $122              $419             $738              $1,642

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY               USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ AIM Dent Demographic Trends Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The Fund may also invest up to 25% of its total assets in foreign securities.

The Subadviser purchases securities of companies that have experienced, or that it believes have the potential for, above-average, long-term growth in revenues and earnings. The Subadviser considers whether to sell a particular security when it believes the security no longer has that potential.

H.S. Dent Advisors, Inc., acts as a Sub-Subadviser to the Fund for the purpose of providing the Subadviser with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment, and market capitalization recommendations for the Fund.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund may not achieve its objective if the Subadviser does not correctly identify changing demographic, economic or lifestyle trends, or the companies that will benefit from such trends. In addition, the Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o INTEREST RATE RISK: Interest rate risk is the chance that the value of the convertible securities the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most fixed-income securities goes down. The price of such a security is also affected by its maturity. Fixed-income securities with longer maturities generally have greater sensitivity to changes in interest rates.

o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

For more information about Foreign and Derivatives Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?


Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o Seeking growth of capital and are willing to accept the risks associated with investing on the basis of anticipated demographic, economic and lifestyle trends

This Fund will not be appropriate for someone:
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


       PERFORMANCE BAR CHART AND TABLE
         Calendar Year Total Return

           [BAR CHART GRAPHIC ]

       HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

             Highest  (Q2, 2003)................................19.45%
             Lowest (Q1, 2003)..................................-0.13%

        AVERAGE ANNUAL TOTAL RETURNS

                                                                    ONE YEAR ENDED            SINCE
                                                INCEPTION         DECEMBER 31, 2003         INCEPTION
                                          ---------------------- --------------------- ---------------------
                                          ---------------------- --------------------- ---------------------
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND           5/1/2002                36.48%                2.38%
                                          ---------------------- --------------------- ---------------------
                                          ---------------------- --------------------- ---------------------
RUSSELL 1000 GROWTH INDEX                                               29.75%                2.73%
                                          ---------------------- --------------------- ---------------------
RUSSELL 3000 GROWTH INDEX                                               30.97%                2.87%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 GROWTH INDEX AND THE RUSSELL 3000 GROWTH INDEX. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF INDIVIDUAL SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 3000 GROWTH INDEX MEASURES THE PERFORMANCE OF CERTAIN SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDICES DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES. THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE RUSSELL 3000 GROWTH INDEX TO THE RUSSELL 1000 GROWTH INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.

FEES AND EXPENSES - USAZ AIM DENT DEMOGRAPHIC TRENDS FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees.............................................   .85%
         Distribution (12b-1) Fees.............................   .25%
         Other Expenses........................................   .53%
                                                               -------
         Total Annual Fund Operating Expenses................... 1.63%
         Fee Waiver (1)........................................   .33%
                                                               -------
         Net Annual Fund Operating Expenses (1)................. 1.30%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waiver. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $132              $482             $855              $1,905

------------------------------------------------------------------------------
RISK/RETURN SUMMARY              USAZ AIM INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ AIM International Equity Fund is to provide long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the Fund's Subadviser to have strong earnings momentum. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund's Subadviser intends to invest no more than 20% of the Fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

The Subadviser focuses on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the Fund will invest, the Subadviser also considers such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations, and the liquidity of a particular security. The Subadviser considers whether to sell a particular security when any of these factors materially changes.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o FOREIGN AND EMERGING MARKETS RISKS: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

For more information about Foreign and Emerging Markets Risks, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking to add an international stock investment to your portfolio
o Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


      PERFORMANCE BAR CHART AND TABLE
        Calendar Year Total Return

           [BAR CHART GRAPHIC ]


      HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

            Highest  (Q4, 2003)................................14.51%
            Lowest (Q1, 2003)..................................-5.76%


                          AVERAGE ANNUAL TOTAL RETURNS

                                                               ONE YEAR ENDED            SINCE
                                           INCEPTION         DECEMBER 31, 2003         INCEPTION
                                     ---------------------- --------------------- ---------------------
                                     ---------------------- --------------------- ---------------------
USAZ AIM INTERNATIONAL EQUITY FUND         5/1/2002                27.14%                2.23%
                                     ---------------------- --------------------- ---------------------
                                     ---------------------- --------------------- ---------------------
MSCI EAFE INDEX                                                    38.59%                8.83%

THE FUND'S PERFORMANCE IS COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX, AN UNMANAGED MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

FEES AND EXPENSES - USAZ AIM INTERNATIONAL EQUITY FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees...........................................   .90%
         Distribution (12b-1) Fees...........................   .25%
         Other Expenses....................................... 1.00%
                                                              ------
         Total Annual Fund Operating Expenses................. 2.15%
         Fee Waiver (1)......................................   .70%
                                                             -------
         Net Annual Fund Operating Expenses (1)............... 1.45%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $148              $606             $1,090            $2,428

--------------------------------------------------------------------------
RISK/RETURN SUMMARY                  USAZ DAVIS NY VENTURE FUND
--------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Davis NY Venture Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion that the Subadviser believes are of high quality and whose shares are selling at attractive prices.

The Subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The Subadviser considers selling securities if the company no longer exhibits the characteristics that it believes (i) foster long-term expansion of earnings, (ii) minimize risk and (iii) enhance the potential for superior, long-term returns. The Subadviser believes that managing risk is the key to delivering superior long-term investment results. Therefore the Subadviser considers how much could potentially be lost on an investment before considering how much might be gained.

(See "More About the Funds - Temporary Defensive Positions")

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o HEADLINE RISK: The Subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While the Subadviser researches companies subject to such contingencies, they cannot be correct every time, and the company's stock may never recover.

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:
o        Seeking long-term growth of capital
o        More comfortable with established, well-known companies
o        Investing for the long term

This Fund will not be appropriate for someone:
o Worried about the possibility of sharp price swings and dramatic market declines o Interested in earning current income o Investing for the short term

PERFORMANCE INFORMATION *

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                              [BAR CHART GRAPHIC]

* Prior to March 8, 2004 this Fund was subadvised by Alliance Capital Management, L.P. and was known as the USAZ AllianceBernstein Growth and Income Fund. It is anticipated that the Fund will continue to operate with substantially similar investment objectives and strategies.

         HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

               Highest (Q2, 2003).................................16.61%
               Lowest (Q3, 2002).................................-17.49%


                          AVERAGE ANNUAL TOTAL RETURNS

                                                             ONE YEAR ENDED            SINCE
                                        INCEPTION         DECEMBER 31, 2003         INCEPTION
                                  ---------------------- --------------------- ---------------------
                                  ---------------------- --------------------- ---------------------
USAZ DAVIS NY VENTURE FUND              11/5/2001               29.43%                1.25%
                                  ---------------------- --------------------- ---------------------
                                  ---------------------- --------------------- ---------------------
RUSSELL 1000 VALUE INDEX                                        30.03%                8.35%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 VALUE INDEX, AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE CERTAIN SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LESS-THAN-AVERAGE GROWTH ORIENTATION AND LOW PRICE-TO-BOOK AND EARNINGS RATIOS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED BY THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

FEES AND EXPENSES - USAZ DAVIS NY VENTURE FUND

ANNUAL FUND OPERATING EXPENSES - CLASS 1

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees...............................................   .75%
         Distribution (12b-1) Fees...............................   .00%
         Other Expenses..........................................   .39%
                                                                 -------
         Total Annual Fund Operating Expenses...................   1.14%
         Fee Waiver (1)..........................................   .19%
                                                                 -------
         Net Annual Fund Operating Expenses (1)..................   .95%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to .95% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Class 1 shares are not currently available for sale.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

ANNUAL FUND OPERATING EXPENSES - CLASS 2

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees............................................   .75%
         Distribution (12b-1) Fees............................   .25%
         Other Expenses.......................................   .39%
                                                              -------
         Total Annual Fund Operating Expenses.................. 1.39%
         Fee Waiver (1).......................................   .19%
                                                              -------
         Net Annual Fund Operating Expenses (1)................ 1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE - CLASS 1

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $97               $343             $609              $1,369


EXPENSE EXAMPLE - CLASS 2

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $122              $421             $742              $1,652

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY              USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Dreyfus Founders Growth and Income Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Trust without shareholder approval. To pursue this goal the Fund invests at least 80% of its total assets in common stocks of large, well-established and mature companies of financial strength. The Fund will provide notice to shareholders at least 60 days prior to any change in this large capitalization policy. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. As of April 23, 2004, this range was between approximately $1.33 billion and $319 billion. This range may fluctuate depending on changes in the value of the stock market as a whole. The Fund normally invests at least 65% of its total assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, or the NASDAQ Composite Index and that generally pay regular dividends.

The Fund may invest in non-dividend-paying companies if they offer better prospects for capital appreciation. The Fund may also invest up to 30% of its total assets in foreign securities.

The Subadviser uses a "growth style" of investing. The Subadviser uses a consistent, bottom-up approach to build equity portfolios, searching for companies across all industries whose fundamental strengths may lead to superior earnings growth over time. Using this disciplined, hands-on approach, the Subadviser looks for both domestic and foreign companies having some or all of the following characteristics:

o        Demonstrated, sustainable growth that is faster than their peers

o        Strong management team

o Superior products or services with leading market positions and growing brand identities

o        Financial, marketing, and operating strength

(See "More About the Funds - Temporary Defensive Positions")

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o INDUSTRY SECTOR RISK: At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o        Investing for long-term goals, such as retirement

o        Seeking income and growth of capital

o        Seeking to add a large capitalization component to your portfolio

This Fund will not be appropriate for someone:

o        Seeking safety of principal

o        Investing for the short-term or investing emergency reserves

PERFORMANCE INFORMATION *

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                              [BAR CHART GRAPHIC]


* Prior to March 8, 2004 this Fund was subadvised by Alliance Capital Management, L.P. and was known as the USAZ AllianceBernstein Large Cap Growth Fund. It is anticipated that the Fund will continue to operate with substantially similar investment objectives and strategies.

         HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

               Highest  (Q2, 2003)................................12.08%
               Lowest (Q1, 2003)..................................-1.37%


                          AVERAGE ANNUAL TOTAL RETURNS

                                                                         ONE YEAR ENDED            SINCE
                                                     INCEPTION         DECEMBER 31, 2003         INCEPTION
                                               ---------------------- --------------------- ---------------------
                                               ---------------------- --------------------- ---------------------
USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND         11/5/2001               24.25%                -4.37%
                                               ---------------------- --------------------- ---------------------
                                               ---------------------- --------------------- ---------------------
RUSSELL 1000 GROWTH INDEX                                                    29.75%                1.09%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 GROWTH INDEX WHICH IS AN UNMANAGED INDEX THAT MEASURES PERFORMANCE OF INDIVIDUAL SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

FEES AND EXPENSES - USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees............................................   .86%
         Distribution (12b-1) Fees............................   .25%
         Other Expenses.......................................   .28%
                                                              -------
         Total Annual Fund Operating Expenses.................. 1.39%
         Fee Waiver (1).......................................   .19%
                                                              -------
         Net Annual Fund Operating Expenses (1)................ 1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $122..............$421             $742              $1,652

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY            USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The USAZ Dreyfus Premier Small Cap Value Fund seeks investment returns that are consistently superior to the Russell 2000(R)Value Index ("Russell 2000 Value"). This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 80% of its assets in stocks of small U.S. companies. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy. Smaller companies are generally new and often entrepreneurial companies with market capitalizations ranging between $100 million and $3 billion at the time of purchase. This range may fluctuate depending on changes in the value of the stock market as a whole. The Subadviser uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the Fund. In selecting securities, the Subadviser uses a computer model to identify and rank undervalued stocks. Undervalued stocks are normally characterized by relatively low price-to-earnings and low price-to-book ratios. The model analyzes how a stock is priced relative to its perceived intrinsic value. Then, based on fundamental analysis, the Subadviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including Wall Street research and company management. The Fund's portfolio is constructed so that its sector weightings and risk characteristics are substantially similar to those of the Russell 2000 Value.

The Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

At times the Fund may engage in short-term trading, which could produce higher transaction costs.

(See "More About the Funds - Temporary Defensive Positions")

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o CAPITALIZATION RISK: Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets and/or financial resources, or may depend on a limited management group. Some of the Fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

o FOREIGN RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the Fund's other investments.

o INDUSTRY SECTOR RISK: At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

o STOCK SELECTION RISK. Although the Fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2000 Value Index, the Fund holds fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the Fund to underperform the index.

o ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

o INITIAL PUBLIC OFFERINGS RISK. The Fund may purchase securities of companies in initial public offerings (IPOs).The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

For more information about Foreign and Derivative Instruments Risks, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o        Investing for long-term goals, such as retirement
o        Seeking long-term growth of capital
o Willing to accept the risk associated with investing in undervalued smaller-capitalization stocks for the potential reward of greater capital appreciation

This Fund will not be appropriate for someone:

o        Seeking to avoid market risk and volatility
o Unwilling to accept the greater risks associated with small capitalization companies
o        Investing for the short-term or investing emergency reserves

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

FEES AND EXPENSES - USAZ DREYFUS PREMIER SMALL CAP VALUE FUND

ANNUAL FUND OPERATING EXPENSES - CLASS 1

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees...............................................   .90%
         Distribution (12b-1) Fees...............................   .00%
         Other Expenses..........................................   .40%
                                                                 -------
         Total Annual Fund Operating Expenses..................... 1.30%

         Fee Waiver (1)..........................................   .20%
                                                                 -------
         Net Annual Fund Operating Expenses (1)................... 1.10%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.10% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Class 1 shares are not currently available for sale.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

ANNUAL FUND OPERATING EXPENSES - CLASS 2

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees................................................   .90%
         Distribution (12b-1) Fees................................   .25%
         Other Expenses...........................................   .40%
                                                                  -------
         Total Annual Fund Operating Expenses...................... 1.55%
         Fee Waiver (1)...........................................   .20%
                                                                  -------
         Net Annual Fund Operating Expenses (1).................... 1.35%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE - CLASS 1

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         -------------------------
         $112               $392

EXPENSE EXAMPLE - CLASS 2

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         -------------------------
         $137               $470

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     USAZ JENNISON 20/20 FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Jennison 20/20 Focus Fund is long-term growth of capital. This means that the Subadviser seeks investments whose prices will increase over the long term. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 80% of its total assets in up to 40 equity-related securities of U.S. companies that the Subadviser believe have strong capital appreciation potential. The Fund's strategy is to combine the efforts of two portfolio managers with different styles and to invest in the favorite stock selection ideas of each. The Fund's growth portfolio manager invests in mid- and large-capitalization companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings. The Fund's value portfolio manager invests in mid-and large-capitalization companies selling at a price that is low relative to a company's earnings, assets, cash flow and dividends. Each portfolio manager builds a portfolio with stocks in which he has the highest confidence.

Each portfolio manager may select up to 20 securities. In connection with the execution of purchases and sales, each portfolio manager may temporarily hold more than 20 securities. The Fund is non-diversified, which means that it can invest more than 5% of its assets in the securities of any one issuer.

The Fund primarily invests in common stocks, nonconvertible preferred stocks and convertible securities. Equity-related securities in which the Fund also invests include American Depositary Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts (REITs); and similar securities. Convertible securities are securities - like bonds, corporate notes and preferred stocks - that the Subadviser can convert into the company's common stock or some other equity security. The Subadviser may buy common stocks of companies of every size - small-, medium- and large-capitalization - although the Fund's investments are mostly in medium- and large-capitalization stocks. The Fund intends to be fully invested, holding less than 5% of its total assets in cash under normal market conditions.

Under normal conditions, there will be an approximately equal division of the Fund's assets between the two portfolio managers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided between the two portfolio managers as the Subadviser deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the appropriate allocation. As a consequence, the Subadviser may reallocate assets from the portfolio segment that has appreciated more to the other segment.

Reallocations may result in additional costs since sales of securities will result in higher portfolio turnover. Also, because each portfolio manager selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Fund or that the two portfolio managers may simultaneously favor the same industry. The Subadviser will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if one portfolio manager buys a security as the other portfolio manager sells it, the net position of the Fund in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Fund will have incurred additional costs. The Subadviser will consider these costs in determining the allocation of assets. The Subadviser will consider the timing of any reallocations based upon the best interests of the Fund and its shareholders. To maintain the Fund's federal income tax status as a regulated investment company, the Subadviser also may have to sell securities on a periodic basis and the Fund could realize capital gains that would not have otherwise occurred.

In addition to the principal strategies, the Fund may also use the following investments and strategies to try to increase the Fund's returns or protect its assets if market conditions warrant: foreign securities, money market instruments, repurchase agreements, real estate investment trusts (REITs), initial public offerings and U.S. Government Securities.

For the growth portion of the portfolio, the Subadviser considers selling or reducing a stock position when, in the opinion of the portfolio manager, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. For the value portion of the portfolio, the Subadviser considers selling a security when it has increased in price to the point where it is no longer undervalued in the opinion of the portfolio manager.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o RISK OF FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can affect the Fund's performance and have adverse tax consequences.

o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies.

o SHORT SALES RISK: The Fund may engage in short sales. This strategy may magnify underlying investment losses. In addition, investment costs may exceed potential underlying investment gains. Short sales "against the box" give up the opportunity for capital appreciation in the security.

o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments (such as futures, options and foreign currency forward contracts) that are used to hedge a portfolio security. The value of derivative instruments is generally determined independently from that security and could result in a loss to the Fund when the price movement of the derivative does not correlate with a change in the value of the portfolio security. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. The other party to a derivatives contract could default. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns.

o REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

o NON-DIVERSIFICATION RISK: The Fund may invest a greater portion of its assets in a more limited number of issuers than a "diversified" fund. As a result, the Fund may be subject to a greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

o INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may only be a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental-stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

For more information about Foreign Risk and Derivative Instruments Risk, see "More About the Funds".

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o      Investing for long-term goals, such as retirement
o      Seeking to invest in companies with strong capital appreciation potential

This Fund will not be appropriate for someone:

o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

FEES AND EXPENSES - USAZ JENNISON 20/20 FOCUS FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees................................................   %
         Distribution (12b-1) Fees.................................. %
         Other Expenses...........................................   %
                                                                  ----
         Total Annual Fund Operating Expenses....................... %
         Fee Waiver (1)...........................................   %
                                                                  ----
         Net Annual Fund Operating Expenses (1)..................... %

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2006. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         ---------------------------
         $                    $

-------------------------------------------------------------------------
RISK/RETURN SUMMARY                  USAZ JENNISON GROWTH FUND
-------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Jennison Growth Fund is long-term growth of capital. This means that the Subadviser seeks investments whose price will increase over the long term. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization at the time of investment and that the Subadviser believes have above-average growth prospects. These companies are generally considered medium- to large-capitalization companies. In deciding which stocks to buy, the Subadviser uses what is known as a "growth" investment style. This means that the Fund invests in stocks that the Subadviser believes could experience superior sales or earnings growth, or high returns on equity and assets. The Subadviser follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and also are believed to be attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them, so the Fund is not likely to receive significant dividend income on its portfolio securities.

In addition to common stocks, non convertible preferred stocks and convertible securities, equity-related securities in which the Fund invests include American Depositary Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts (REITs) and similar securities. Convertible securities are securities - like bonds, corporate notes and preferred stocks - that can be converted into the company's common stock or some other equity security.

The Subadviser considers selling or reducing a stock position when, in the opinion of the Subadviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stock markets are volatile. Securities that the Fund invests in have historically been more volatile than the S&P 500 Index and may present above-average risks. This means that when stock prices decline overall, the Fund may decline more than the S&P 500 Index. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o RISK OF FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can affect the Fund's performance and have adverse tax consequences.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o FOREIGN AND EMERGING MARKETS RISKS: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o SHORT SALES RISK: The Fund may engage in short sales. This strategy may magnify underlying investment losses. In addition, investment costs may exceed potential underlying investment gains. Short sales "against the box" give up the opportunity for capital appreciation in the security.

o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments (such as futures, options and foreign currency forward contracts) that are used to hedge a portfolio security. The value of derivative instruments is generally determined independently from that security and could result in a loss to the Fund when the price movement of the derivative does not correlate with a change in the value of the portfolio security. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. The other party to a derivatives contract could default. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns.

For more information about Foreign and Emerging Markets Risk and Derivative Instruments Risk, see "More About the Funds".

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.


WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o Seeking capital growth over the long term o Investing for long-term goals, such as retirement o Can withstand volatility in the value of your investment

This Fund will not be appropriate for someone:

o        Seeking safety of principal
o        Investing for the short term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

FEES AND EXPENSES - USAZ JENNISON GROWTH FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees.................................................   %
         Distribution (12b-1) Fees................................... %
         Other Expenses............................................   %
                                                                   ----
         Total Annual Fund Operating Expenses........................ %
         Fee Waiver (1)............................................   %
                                                                   ----
         Net Annual Fund Operating Expenses (1)...................... %

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2006. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         ---------------------------
         $                    $

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                         USAZ LEGG MASON VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Legg Mason Value Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests primarily in equity securities that, in the Subadviser's opinion, offer the potential for capital growth. The Subadviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Subadviser's assessment of their intrinsic value. Intrinsic value, according to the Subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to ,the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The Subadviser takes a long-term approach to investing, generally characterized by long holding periods and low turnover. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Subadviser believes is more compelling, or to realize gains or limit potential losses.

The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds".

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o SECURITY QUALITY RISK: The Fund may invest in high yield, high risk debt securities and unrated securities of similar quality. These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

o INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

o CALL RISK: IF INTEREST RATES FALL, IT IS POSSIBLE THAT ISSUERS OF CALLABLE SECURITIES HELD BY THE FUND WILL CALL OR PREPAY THEIR SECURITIES BEFORE THEIR MATURITY DATES. IN THIS EVENT, THE PROCEEDS FROM THE CALLED SECURITIES WOULD MOST LIKELY BE REINVESTED BY THE FUND IN SECURITIES BEARING THE NEW, LOWER INTEREST RATES, RESULTING IN A POSSIBLE DECLINE IN THE FUND'S INCOME AND DISTRIBUTIONS TO SHAREHOLDERS AND TERMINATION OF ANY CONVERSION OPTION ON CONVERTIBLE SECURITIES.

o CONVERTIBLE SECURITIES RISK: THE VALUES OF THE CONVERTIBLE SECURITIES IN WHICH THE FUND MAY INVEST ALSO WILL BE AFFECTED BY MARKET INTEREST RATES, THE RISK THAT THE ISSUER MAY DEFAULT ON INTEREST OR PRINCIPAL PAYMENTS AND THE VALUE OF THE UNDERLYING COMMON STOCK INTO WHICH THESE SECURITIES MAY BE CONVERTED. SPECIFICALLY, SINCE THESE TYPES OF CONVERTIBLE SECURITIES PAY FIXED INTEREST AND DIVIDENDS, THEIR VALUES MAY FALL IF MARKET INTEREST RATES RISE AND RISE IF MARKET INTEREST RATES FALL. ADDITIONALLY, AN ISSUER MAY HAVE THE RIGHT TO BUY BACK CERTAIN OF THE CONVERTIBLE SECURITIES AT A TIME AND AT A PRICE THAT IS UNFAVORABLE TO THE FUND.

For more information about Foreign Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking income and growth of capital
o Pursuing a balanced approach to investments in both growth-and income-producing securities and willing to accept the risks associated with investing in mid to large cap stocks

This Fund will not be appropriate for someone:
o        Pursuing an aggressive high growth investment strategy
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION*

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return


                              [BAR CHART GRAPHIC]



* Prior to July 27, 2004 this Fund was subadvised by PEA Capital LLC and was known as the USAZ PIMCO PEA Growth and Income Fund. It is anticipated that the Fund will continue to operate with substantially similar investment objectives and strategies.

        HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

              Highest (Q2, 2003).................................13.21%
              Lowest (Q3, 2002).................................-14.41%

         AVERAGE ANNUAL TOTAL RETURNS

                                                        ONE YEAR ENDED            SINCE
                                    INCEPTION         DECEMBER 31, 2003         INCEPTION
                              ---------------------- --------------------- ---------------------
                              ---------------------- --------------------- ---------------------
USAZ LEGG MASON VALUE FUND          11/5/2001               25.89%                1.74%
                              ---------------------- --------------------- ---------------------
                              ---------------------- --------------------- ---------------------
RUSSELL 1000 INDEX                                          29.89%                3.79%
                              ---------------------- --------------------- ---------------------
S&P 500 STOCK INDEX                                         28.67%                2.12%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 INDEX AND THE S&P 500 STOCK INDEX. THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF 1000 LARGEST COMPANIES WITHIN THE RUSSELL 3000 INDEX. THE S&P 500 STOCK INDEX CONSISTS OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES. THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE S&P 500 STOCK INDEX TO THE RUSSELL 1000 INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.


FEES AND EXPENSES - USAZ LEGG MASON VALUE FUND
ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees...........................................   .75%
         Distribution (12b-1) Fees...........................   .25%
         Other Expenses......................................   .32%
                                                             -------
         Total Annual Fund Operating Expenses................. 1.32%
         Fee Waiver (1)......................................   .12%
                                                             -------
         Net Annual Fund Operating Expenses (1)............... 1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
            $122            $406           $712              $1,580

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY               USAZ OPPENHEIMER EMERGING GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Oppenheimer Emerging Growth Fund is capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests mainly in common stock of U.S. companies that the Subadviser believes have above-average growth rates. These may be newer companies or established companies of any capitalization range that the Subadviser believes have favorable growth rates. Such companies are often in the early growth ("emerging growth") phase of their business cycle, which is a period typically marked by rapid growth. The Fund focuses on U.S. companies with small and micro cap market capitalizations. The Fund may buy foreign stocks as well, principally of issuers in developed market countries, but this is not a principal investment strategy.

In selecting securities for the Fund, the Subadviser looks for companies with high growth potential using fundamental analysis of a company's financial statements, interviews with management and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The Subadviser also evaluates research on particular industries, market trends and general economic conditions. In seeking broad diversification of the Fund's portfolio, the Subadviser currently searches primarily for stocks of companies having the following characteristics (although these factors may change over time and may vary in different cases):

o Companies in high-growth market sectors and that are leaders within their sectors

o Companies with management that has a proven ability to handle rapid growth

o        Companies with innovative products or services

o Companies with rapidly accelerating earnings and what the Subadviser believes are sustainable growth rates

The Subadviser may decide to sell a security in its portfolio if the company no longer exhibits one or more of these characteristics (which may change from time to time), or if the Subadviser finds a better investment opportunity. The Fund is not required to sell a small market capitalization security it owns if the market capitalization of that security grows beyond what the Fund considers to be small.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o CAPITALIZATION RISK: Because the Fund invests significantly in small- and micro-cap companies, it has capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

For more information about Foreign Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking to add an aggressive growth component to your portfolio
o Seeking capital appreciation and are willing to accept the higher volatility associated with investing in small- and micro-cap growth stocks

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                              [BAR CHART GRAPHIC]



     HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

           Highest  (Q2, 2003)................................32.47%
           Lowest (Q1, 2003)..................................-0.25%

      AVERAGE ANNUAL TOTAL RETURNS

                                                                        ONE YEAR ENDED            SINCE
                                                   INCEPTION         DECEMBER 31, 2003         INCEPTION
                                             ---------------------- --------------------- ---------------------
                                             ---------------------- --------------------- ---------------------
USAZ OPPENHEIMER EMERGING GROWTH FUND              5/1/2002                62.03%                17.61%
                                             ---------------------- --------------------- ---------------------
                                             ---------------------- --------------------- ---------------------
RUSSELL 2000 GROWTH INDEX                                                  48.54%                4.73%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 2000 GROWTH INDEX, AN UNMANAGED INDEX THAT REPRESENTS THE PERFORMANCE OF CERTAIN SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.


FEES AND EXPENSES - USAZ OPPENHEIMER EMERGING GROWTH FUND
ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees..............................................   .85%
         Distribution (12b-1) Fees..............................   .25%
         Other Expenses.........................................   .29%
                                                                -------
         Total Annual Fund Operating Expenses.................... 1.39%
         Fee Waiver (1).........................................   .04%
                                                                -------
         Net Annual Fund Operating Expenses (1).................. 1.35%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $137              $436             $757              $1,665

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY        USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Oppenheimer Emerging Technologies Fund is long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund emphasizes investments in common stocks of U.S. and foreign companies expected to benefit in the long-term from emerging technologies.

The Fund invests mainly in common stocks of U.S. and foreign technology companies believed by the Subadviser to have significant growth potential. The Fund invests in companies without regard to a specific market capitalization range. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks that the Subadviser believes will benefit from emerging technology. The Fund will notify shareholders at least 60 days prior to any changes in this policy. The Fund considers an emerging technology to be new technology or a significant improvement or enhancement of existing technology. For these purposes, an emerging technology company is defined as a company using, producing and/or developing emerging technology products, processes and/or services. The Fund may invest a significant amount of its assets in initial public offerings (IPOs) of certain emerging technology companies. The Fund may invest up to 15% of its assets in illiquid and restricted securities. The Fund's current focus includes companies involved in:

o        Digital consumer appliances
o        Computer upgrades
o        Defense-related electronics
o        Enterprise and internet system security
o        Medical technology
o        Biotechnology drug development
o        Wireless phone equipment

The types of companies the Subadviser considers to be emerging technology companies can be expected to change over time as developments in technology occur.

The Subadviser uses fundamental analysis, relying on internal and external research and analysis, to look for potentially high-growth emerging technology companies. A growth company or stock is one that is expected by the Subadviser to experience rapid growth from strong sales, strong management and/or dominant market positions.

(See "More About the Funds - Temporary Defensive Positions")

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o CAPITALIZATION RISK: The Fund may invest in stocks of small-cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o INDUSTRY SECTOR RISK: At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

o RISK OF INVESTING IN TECHNOLOGY COMPANIES: The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

o NON-DIVERSIFICATION RISK: The Fund may invest a greater portion of its assets in a more limited number of issuers than a "diversified" fund. As a result, the Fund may be subject to a greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

o INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

o ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.

For more information about Foreign and Emerging Markets Risks, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o        Investing in long-term goals, such as retirement
o        Seeking long-term capital appreciation
o Willing to assume the greater risks of share price fluctuations that are typical for an aggressive growth fund focusing on the stocks of emerging technology companies

This Fund will not be appropriate for someone:

o        Needing current income
o        Seeking safety of principal

PERFORMANCE INFORMATION *

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                              [BAR CHART GRAPHIC]



* Prior to December 8, 2003 this Fund was subadvised by Alliance Capital Management, L.P. and was known as the USAZ AllianceBernstein Technology Fund. It is anticipated that the Fund will continue to operate with substantially similar investment objectives and strategies.


      HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

            Highest (Q2, 2003).................................18.56%
            Lowest (Q3, 2002).................................-26.82%


                          AVERAGE ANNUAL TOTAL RETURNS

                                                                       ONE YEAR ENDED            SINCE
                                                   INCEPTION         DECEMBER 31, 2003         INCEPTION
                                             ---------------------- --------------------- ---------------------
                                             ---------------------- --------------------- ---------------------
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND        11/5/2001               41.96%                -4.77%
                                             ---------------------- --------------------- ---------------------
                                             ---------------------- --------------------- ---------------------
S&P 500 TECHNOLOGY SECTOR INDEX                                            54.87%                1.97%
                                             ---------------------- --------------------- ---------------------
GOLDMAN SACHS TECHNOLOGY INDEX                                             54.19%                2.66%

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE GOLDMAN SACHS TECHNOLOGY INDEX AND THE S&P 500 TECHNOLOGY SECTOR INDEX. THE GOLDMAN SACHS TECHNOLOGY INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF SELECTED TECHNOLOGY STOCKS. THE S&P 500 TECHNOLOGY SECTOR INDEX REPRESENTS THE PERFORMANCE OF U.S. BASED TECHNOLOGY COMPANIES. THE INDICES DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES. THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE GOLDMAN SACHS TECHNOLOGY INDEX TO THE S&P 500 TECHNOLOGY SECTOR INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.


FEES AND EXPENSES - USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees...............................................   .90%
         Distribution (12b-1) Fees...............................   .25%
         Other Expenses..........................................   .39%
                                                                 -------
         Total Annual Fund Operating Expenses..................... 1.54%
         Fee Waiver (1)..........................................   .19%
                                                                 -------
         Net Annual Fund Operating Expenses (1)................... 1.35%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waiver. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $137              $468             $821              $1,818

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     USAZ OPPENHEIMER GLOBAL FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Oppenheimer Global Fund is capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Subadviser looks primarily for foreign and U.S. companies with high growth potential. The Subadviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The Subadviser considers overall and relative economic conditions in the U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Subadviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

o    Stocks of small, medium and large-cap growth-oriented companies worldwide

o    Companies that stand to benefit from global growth trends

o Businesses with strong competitive positions and high demand for their products or services

o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of various business sectors. The trends currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o CAPITALIZATION RISK: Although the Fund invests primarily in mid- and large-cap companies, it may invest in stocks of small-cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o CYCLICAL OPPORTUNITIES RISK: The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Subadviser believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.

o FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o SPECIAL SITUATIONS RISK: Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the Subadviser perceives to be "special situations", such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

o INDUSTRY SECTOR RISK: At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

For more information about Foreign and Emerging Markets Risks, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o Investing in long-term goals, such as retirement o Seeking long-term capital growth from U.S. and foreign investments o Willing to assume the risks of short-term share price fluctuations

This Fund will not be appropriate for someone:

o        Looking primarily for regular income
o        Seeking safety of principal

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

FEES AND EXPENSES - USAZ OPPENHEIMER GLOBAL FUND

ANNUAL FUND OPERATING EXPENSES - CLASS 1

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees..............................................   .90%
         Distribution (12b-1) Fees..............................   .00%
         Other Expenses.........................................   .80%
                                                                -------
         Total Annual Fund Operating Expenses..................   1.70%
         Fee Waiver (1).........................................   .50%
                                                                -------
         Net Annual Fund Operating Expenses (1)................   1.20%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Class 1 shares are not currently available for sale.

Please see the contract prospectus for more information regarding the share class and additional fees and expenses associated with your variable contract.

ANNUAL FUND OPERATING EXPENSES - CLASS 2

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees.........................................   .90%
         Distribution (12b-1) Fees.........................   .25%
         Other Expenses....................................   .80%
                                                           -------
         Total Annual Fund Operating Expenses............... 1.95%
         Fee Waiver (1)....................................   .50%
                                                           -------
         Net Annual Fund Operating Expenses (1)............. 1.45%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the share class and additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE - CLASS 1

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         -------------------------
         $122                $487


EXPENSE EXAMPLE - CLASS 2

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         -------------------------
         $148               $564

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY              USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Oppenheimer International Growth Fund is long-term capital appreciation. It emphasizes investments in common stocks of foreign companies. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund currently invests mainly in common stocks of growth companies that are domiciled outside the U.S. or have their primary operations outside the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range. At times the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the Fund currently invests a substantial portion of its assets in stocks issued by small- to mid-sized companies.

The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Asia, Europe or Latin America. It can invest 100% of its assets in foreign securities. Under normal market conditions:

o As a fundamental policy, the Fund will invest at least 65% of its total assets in foreign common and preferred stock of issuers in at least three different countries outside the U.S.

o The Fund will emphasize investments in common stocks of issuers that the Manager considers to be "growth" companies.

The Fund can buy securities convertible into common stock and other securities having equity features. The Fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

In selecting securities for the Fund, the Subadviser evaluates investment opportunities on a company-by-company basis. The Subadviser looks primarily for foreign companies with high growth potential using a "bottom up" investment approach that is, looking at the investment performance of individual stocks before considering the impact of general or industry economic trends. This approach includes fundamental analysis of a company's financial statements and management structure and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

In seeking diversification of the Fund's portfolio, the Subadviser currently focuses on the factors below, which may vary in particular cases and may change over time. The Subadviser currently searches for:

o Companies that enjoy a strong competitive position and high demand for their products or services.

o Companies with accelerating earnings growth and cash flow.

o Diversification to help reduce risks of foreign investing, such as currency fluctuations and stock market volatility.

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from global trends. The trends currently considered include telecommunications/media expansion, emerging consumer markets, infrastructure development, natural resources, corporate restructuring, capital market development, health care and biotechnology, and efficiency enhancing technologies and services. The Subadviser does not invest a fixed amount of the Fund's assets according to these trends and this strategy and the trends that are considered may change over time. The Subadviser monitors individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

(See "More About the Funds - Temporary Defensive Positions")

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o CAPITALIZATION RISK: The Fund currently invests a substantial portion of its assets in small- to mid- cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the Fund's other investments.

o HEDGING RISK: The Fund can buy and sell futures contracts on broadly-based securities indexes and foreign currencies, put and call options, forward contracts and options on futures and broadly-based securities indexes. These are all referred to as "hedging instruments". The Fund does not use hedging instruments for speculative purposes. The Fund has limits on its use of hedging instruments and is not required to use them in seeking its investment objective. The Fund might use forward contracts to hedge foreign currency risks when buying and selling securities. It does not currently use other types of hedging extensively. There are special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the instrument has increased in value above the call price. If the Subadviser used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fall and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o Investing in long-term goals, such as retirement o Seeking long-term capital growth from foreign investments
o Willing to assume the greater risks of share price fluctuations that are typical of an aggressive fund focusing on growth stock instruments
o Willing to assume the risks of investing in both emerging and developed foreign countries

This Fund will not be appropriate for someone:

o        Looking primarily for regular income
o        Seeking safety of principal

PERFORMANCE INFORMATION *

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                              [BAR CHART GRAPHIC]



* Prior to March 8, 2004 this Fund was subadvised by Templeton Investment Counsel, LLC and was known as the USAZ Templeton Developed Markets Fund. It is anticipated that the Fund will continue to operate with substantially similar investment objectives and strategies.

      HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

            Highest (Q2, 2003).................................18.39%
            Lowest (Q3, 2002).................................-19.38%


                          AVERAGE ANNUAL TOTAL RETURNS

                                                                          ONE YEAR ENDED            SINCE
                                                      INCEPTION         DECEMBER 31, 2003         INCEPTION
                                                ---------------------- --------------------- ---------------------
                                                ---------------------- --------------------- ---------------------
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND            11/5/2001               33.77%                8.01%
                                                ---------------------- --------------------- ---------------------
                                                ---------------------- --------------------- ---------------------
MSCI EAFE INDEX                                                               38.59%                9.41%

THE FUND'S PERFORMANCE IS COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX, AN UNMANAGED MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.


FEES AND EXPENSES - USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees............................................   .88%
         Distribution (12b-1) Fees............................   .25%
         Other Expenses.......................................   .78%
                                                              -------
         Total Annual Fund Operating Expenses.................. 1.91%
         Fee Waiver (1).......................................   .46%
                                                              -------
         Net Annual Fund Operating Expenses (1)................ 1.45%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $148               $555           $989              $2,195

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       USAZ OPPENHEIMER MAIN STREET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Oppenheimer Main Street Fund is a high total return. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests mainly in common stocks of U.S. companies of different capitalization ranges, currently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for the Fund, the Subadviser uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

o Multi-factor quantitative models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of "bottom-up" models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

o Fundamental research: The Subadviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

o Judgment: The portfolio is then continuously rebalanced by the Subadviser, using the tools described above.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o FOREIGN RISK: Because the Fund may invest in securities of foreign issuers, it is subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.

o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

o SECURITY QUALITY RISK: The Fund may invest in high yield, high risk, debt securities and unrated securities of similar quality. These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Derivative Instruments Risk, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o Investing in long-term goals, such as retirement o Willing to assume the risks of short-term share price fluctuations

This Fund will not be appropriate for someone:

o        Looking primarily for regular income
o        Seeking safety of principal

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

FEES AND EXPENSES - USAZ OPPENHEIMER MAIN STREET FUND

ANNUAL FUND OPERATING EXPENSES - CLASS 1

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees.............................................   .80%
         Distribution (12b-1) Fees.............................   .00%
         Other Expenses........................................   .40%
                                                               -------
         Total Annual Fund Operating Expenses.................   1.20%
         Fee Waiver (1)........................................   .25%
                                                               -------
         Net Annual Fund Operating Expenses (1)................   .95%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to .95% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Class 1 shares are not currently available for sale.

Please see the contract prospectus for more information regarding the share class and additional fees and expenses associated with your variable contract.

ANNUAL FUND OPERATING EXPENSES - CLASS 2

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees................................................   .80%
         Distribution (12b-1) Fees................................   .25%
         Other Expenses...........................................   .40%
                                                                  -------
         Total Annual Fund Operating Expenses...................... 1.45%
         Fee Waiver (1)...........................................   .25%
                                                                  -------
         Net Annual Fund Operating Expenses (1).................... 1.20%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the share class and additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE - CLASS 1

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         -------------------------
         $97                   $356

EXPENSE EXAMPLE - CLASS 2

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         -------------------------
         $122               $434

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY               USAZ PIMCO NFJ SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ PIMCO NFJ Small Cap Value Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by normally investing at least 80% of its assets in companies with market capitalization of between $100 million and $3.5 billion at the time of investment. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

NFJ Investment Group LP and PIMCO Advisors Retail Holdings LLC act as Subadviser for the Fund.

The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The Subadviser screens this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

From this narrowed universe, the Subadviser selects approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. The selection is based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The Fund's portfolio is also structured to have a weighting of no more than 10% in any one industry. The Subadviser may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o CREDIT RISK: Credit risk is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o CAPITALIZATION RISK: Because the Fund invests significantly in small-cap companies, it has capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Derivative Instruments Risk, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this fund if you are:

o        Investing for long-term goals, such as retirement
o Seeking long-term growth of capital and income and are willing to accept the risk associated with investing in undervalued smaller-capitalization stocks for the potential reward of greater capital appreciation

This Fund will not be appropriate for someone:

o        Seeking to avoid market risk and volatility
o        Investing for the short-term or investing emergency reserves

PERFORMANCE INFORMATION

The Fund is a new Fund for which a full calendar year's performance is not yet available.

FEES AND EXPENSES - USAZ PIMCO NFJ SMALL CAP VALUE FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees..........................................   .75%
         Distribution (12b-1) Fees..........................   .25%
         Other Expenses.....................................   .60%
                                                            -------
         Total Annual Fund Operating Expenses................ 1.60%
         Fee Waiver (1).....................................   .25%
                                                            -------
         Net Annual Fund Operating Expenses (1).............. 1.35%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $137              $481             $847              $1,879

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     USAZ PIMCO PEA RENAISSANCE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ PIMCO PEA Renaissance Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser looks to sell a stock when it believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund engages in active and frequent trading in order to achieve its investment objectives.

(See "More About the Funds - Portfolio Turnover".)

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o CAPITALIZATION RISK: Because the Fund invests significantly in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

For more information about Foreign Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking to add a mid-cap value stock component to your portfolio
o Seeking long-term growth of capital and income and are willing to accept the risks associated with investing in mid-cap value stocks

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


        PERFORMANCE BAR CHART AND TABLE
          Calendar Year Total Return

              [BAR CHART GRAPHIC]


        HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

              Highest (Q2, 2003).................................31.13%
              Lowest (Q3, 2002).................................-29.57%

         AVERAGE ANNUAL TOTAL RETURNS

                                                              ONE YEAR ENDED            SINCE
                                          INCEPTION         DECEMBER 31, 2003         INCEPTION
                                    ---------------------- --------------------- ---------------------
                                    ---------------------- --------------------- ---------------------
USAZ PIMCO PEA RENAISSANCE FUND           11/5/2001               58.66%                13.36%
                                    ---------------------- --------------------- ---------------------
                                    ---------------------- --------------------- ---------------------
RUSSELL MIDCAP VALUE INDEX                                        38.07%                16.42%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL MIDCAP VALUE INDEX, AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE SECURITIES FOUND IN THE RUSSELL MIDCAP UNIVERSE, WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.


FEES AND EXPENSES - USAZ PIMCO PEA RENAISSANCE FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees.............................................   .75%
         Distribution (12b-1) Fees.............................   .25%
         Other Expenses........................................   .25%
                                                               -------
         Total Annual Fund Operating Expenses................... 1.25%
         Fee Waiver (1)........................................   .00%
                                                               -------
         Net Annual Fund Operating Expenses (1)................. 1.25%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $127              $397             $686              $1,511

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                USAZ PIMCO PEA VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ PIMCO PEA Value Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser looks to sell a stock when it believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in ADRs.

The Fund engages in active and frequent trading in order to achieve its investment objectives.

(See "More About the Funds - Portfolio Turnover".)

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o CAPITALIZATION RISK: Because the Fund invests in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

For more information about Foreign Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking to add a mid to large cap, value component to your portfolio

o Seeking long-term growth of capital and income and are willing to accept the risks associated with investing in mid to large cap value stocks

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.


The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                              [BAR CHART GRAPHIC]



      HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

            Highest (Q2, 2003).................................27.02%
            Lowest (Q3, 2002).................................-28.05%

       AVERAGE ANNUAL TOTAL RETURNS

                                                       ONE YEAR ENDED            SINCE
                                   INCEPTION         DECEMBER 31, 2003         INCEPTION
                             ---------------------- --------------------- ---------------------
                             ---------------------- --------------------- ---------------------
USAZ PIMCO PEA VALUE FUND          11/5/2001               45.21%                8.64%
                             ---------------------- --------------------- ---------------------
                             ---------------------- --------------------- ---------------------
RUSSELL 1000 VALUE INDEX                                   30.03%                8.35%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 VALUE INDEX, AN UNMANAGED INDEX THAT MEASURES PERFORMANCE OF THE CERTAIN SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LESS-THAN-AVERAGE GROWTH ORIENTATION AND LOW PRICE-TO-BOOK AND EARNINGS RATIOS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

FEES AND EXPENSES - USAZ PIMCO PEA VALUE FUND
ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees..............................................   .75%
         Distribution (12b-1) Fees..............................   .25%
         Other Expenses.........................................   .27%
                                                                -------
         Total Annual Fund Operating Expenses.................... 1.27%
         Fee Waiver (1).........................................   .07%
                                                                -------
         Net Annual Fund Operating Expenses (1).................. 1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $122              $396             $690              $1,528

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                           USAZ MONEY MARKET FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Money Market Fund is current income consistent with stability of principal, which may not be changed without shareholder approval.

The Fund invests substantially all of its total assets in a diversified and liquid portfolio of high quality, money market investments, including:

o    U.S. Government securities;

o Certificates of deposits, time deposits, bankers' acceptances and other short-term instruments issued by U.S. or foreign banks;

o U.S. and foreign commercial paper and other short-term corporate debt obligations, including those with floating rate or variable rates of interest;

o Obligations issued or guaranteed by one or more foreign governments or their agencies, including supranational entities;

o    Loan participation interests;

o    Asset backed securities; and

o Repurchase agreements collateralized by the types of securities described above.

The Fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating. The Fund is subject to certain federal rules which require it to:

o    maintain an average dollar-weighted portfolio maturity of 90 days or less

o buy individual securities that have remaining maturities of 397 days or less

o    invest only in high-quality, dollar-denominated, short-term obligations.

The Fund engages in active and frequent trading in order to achieve its investment objectives.

(See "More About the Funds - Portfolio Turnover".)

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Fund's investments in income-producing or debt securities. Increases in interest rates may cause the value of the Fund's investments to decline.

o CREDIT RISK: Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

o INCOME RISK: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

WHO MAY WANT TO INVEST?

Consider investing in the Money Market Fund if you:
o        Are seeking preservation of capital
o        Have a low risk tolerance
o        Have a short term investing horizon or goal

The Money Market Fund will not be appropriate for anyone:
o        Seeking high total returns
o        Pursuing a long-term goal or investing for retirement

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return


                              [BAR CHART GRAPHIC]


    HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

          Highest (Q1, 2001)..................................1.22%
          Lowest (Q3, 2003)..................................-0.07%


     AVERAGE ANNUAL TOTAL RETURNS

                                     ONE YEAR ENDED            SINCE
                                      INCEPTION         DECEMBER 31, 2003         INCEPTION
                                ---------------------- --------------------- ---------------------
                                ---------------------- --------------------- ---------------------
USAZ MONEY MARKET FUND                2/1/2000                0.34%                 2.45%
                                ---------------------- --------------------- ---------------------
                                ---------------------- --------------------- ---------------------
3 MONTH U.S. TREASURY BILL                                    1.07%                 3.14%
                                ---------------------- --------------------- ---------------------

THE FUND'S PERFORMANCE IS COMPARED TO THE 3 MONTH U.S. TREASURY BILL AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES.

FEES AND EXPENSES - USAZ MONEY MARKET FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees................................................   .35%
         Distribution (12b-1) Fees................................   .25%
         Other Expenses...........................................   .28%
                                                                  -------
         Total Annual Fund Operating Expenses.....................   .88%
         Fee Waiver (1)...........................................   .01%
                                                                  -------
         Net Annual Fund Operating Expenses (1)...................   .87%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to .87% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $89               $280             $487              $1,083

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY              USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Salomon Brothers Small Cap Growth Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund defines a small-capitalization company to be one with market capitalization similar to that of the funds listed in the Russell 2000 Growth Index. As of March 31, 2004, the market capitalization of companies included in the Russell 2000 Growth Index ranged from approximately $32.3 million to $2.8 billion.

The Fund is managed by a team of portfolio managers, with each member of the team focusing on a different industry sector. The manager uses a growth-oriented investment style that emphasizes small U.S. companies believed to have one or more of the following:

o    Superior management teams

o    Good prospects for growth

o Predictable, growing demand for their products or services o Dominant positions in a niche market or customers who are very large companies o Cyclical recovery potential o Strong or improving financial conditions

In addition, the Fund may invest in companies believed to be emerging companies relative to potential markets or undervalued relative to their peers. The Fund may continue to hold securities of issuers that become mid-cap or large-cap issuers if, in the Subadviser's opinion, these securities remain good investments for the Fund.

The Subadviser generally uses a "bottom-up" approach when selecting securities for the Fund. This means that the Subadviser looks primarily at individual companies against the context of broader market forces.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o CAPITALIZATION RISK: Because the Fund invests significantly in small-cap companies, it has capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o        Investing for long-term goals, such as retirement
o        Seeking long-term growth of capital
o Willing to accept the risk of investing in smaller capitalization stocks for the potential reward of greater capital

This Fund will not be appropriate for someone:

o        Seeking to avoid market risk and volatility
o Unwilling to accept the greater risks associated with small capitalization companies
o        Investing for the short-term or investing emergency reserves

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

FEES AND EXPENSES - USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees..................................................   %
         Distribution (12b-1) Fees.................................... %
         Other Expenses.............................................   %
                                                                    ----
         Total Annual Fund Operating Expenses......................... %
         Fee Waiver (1).............................................   %
                                                                    ----
         Net Annual Fund Operating Expenses (1)....................... %

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2006. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         ---------------------------
         $.................$

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY               USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Aggressive Growth Fund is capital growth. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the Fund's Subadviser believes have an above-average potential for capital growth.

In selecting securities for investment, the Fund focuses primarily on equity securities of small and medium-sized companies, although the Fund may invest its assets in securities of large-sized companies that the Subadviser believes have an above-average potential for capital growth. Under current market conditions, the Fund's Subadviser generally defines small- and medium-sized companies by reference to those companies within or below the capitalization range of companies represented in the Russell MidCap Growth Index.

The Fund's primary approach is to seek what the Fund's Subadviser believes to be attractive growth opportunities on an individual company basis. The Fund's Subadviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund focuses on those companies that exhibit rising earnings expectations or rising valuations. In selecting securities for investment, the Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions.

The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.

The Fund generally sells securities when earnings expectations or valuations flatten or decline. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN AND EMERGING MARKETS RISKS: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o        Investing for long-term goals, such as retirement
o        Seeking to add an aggressive growth component to your portfolio
o Seeking capital appreciation and are willing to accept the higher volatility associated with investing in small- and mid-cap growth stocks

This Fund will not be appropriate for someone:

o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                              [BAR CHART GRAPHIC]

      HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

            Highest (Q2, 2003).................................18.25%
            Lowest (Q3, 2002).................................-15.12%


                          AVERAGE ANNUAL TOTAL RETURNS

                                                                    ONE YEAR ENDED            SINCE
                                                INCEPTION         DECEMBER 31, 2003         INCEPTION
                                          ---------------------- --------------------- ---------------------
                                          ---------------------- --------------------- ---------------------
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND          5/1/2001                37.59%               -10.03%
                                          ---------------------- --------------------- ---------------------
                                          ---------------------- --------------------- ---------------------
RUSSELL MIDCAP GROWTH INDEX                                             42.71%                -2.04%
                                          ---------------------- --------------------- ---------------------
RUSSELL 2500 GROWTH INDEX                                               46.31%                0.09%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX AND THE RUSSELL 2500 GROWTH INDEX. THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF INDIVIDUAL SECURITIES FOUND IN THE RUSSELL MIDCAP UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2500 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2500 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THESE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES. THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE RUSSELL 2500 GROWTH INDEX AND THE RUSSELL MIDCAP GROWTH INDEX TO ONLY THE RUSSELL MIDCAP GROWTH INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.


FEES AND EXPENSES - USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees...............................................   .90%
         Distribution (12b-1) Fees...............................   .25%
         Other Expenses..........................................   .36%
                                                                 -------
         Total Annual Fund Operating Expenses..................... 1.51%
         Fee Waiver (1)..........................................   .21%
                                                                 -------
         Net Annual Fund Operating Expenses (1)................... 1.30%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $132              $457             $804              $1,784

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                          USAZ VAN KAMPEN COMSTOCK FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Comstock Fund is to seek capital growth and income through investing in equity securities, including common stocks, preferred stocks and convertible securities. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 80% of its net assets in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income.

The Fund emphasizes a "value" style of investing in seeking well-established, undervalued companies. The Fund's Subadviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large-capitalization companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, change in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

 (See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics that might lead to improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN AND EMERGING MARKETS RISKS: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investments in developed countries.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are: o Seeking capital growth and income over the long term o Investing for long-term goals, such as retirement o Seeking to add a value stock component to your portfolio o Can withstand volatility in the value of their investment

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                              [BAR CHART GRAPHIC]



   HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

         Highest (Q2, 2003).................................17.73%
         Lowest (Q3, 2002).................................-18.94%


                          AVERAGE ANNUAL TOTAL RETURNS

                                                         ONE YEAR ENDED            SINCE
                                     INCEPTION         DECEMBER 31, 2003         INCEPTION
                               ---------------------- --------------------- ---------------------
                               ---------------------- --------------------- ---------------------
USAZ VAN KAMPEN COMSTOCK FUND        5/1/2001                30.53%                -0.49%
                               ---------------------- --------------------- ---------------------
                               ---------------------- --------------------- ---------------------
RUSSELL 1000 VALUE INDEX                                     30.03%                1.85%
                               ---------------------- --------------------- ---------------------
                               ---------------------- --------------------- ---------------------
S&P 500 STOCK INDEX                                          28.67%                -2.69%
                               ---------------------- --------------------- ---------------------
                               ---------------------- --------------------- ---------------------
S&P 500/BARRA VALUE INDEX                                    31.79%                -2.98%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 VALUE INDEX, THE S&P 500 STOCK INDEX AND THE S&P 500/BARRA VALUE INDEX. THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THE CERTAIN SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LESS-THAN-AVERAGE GROWTH ORIENTATION AND LOW PRICE-TO-BOOK AND EARNINGS RATIOS. THE S&P 500 STOCK INDEX CONSISTS OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE. THE S&P 500/BARRA VALUE INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF THE STOCKS IN THE S&P 500 STOCK INDEX HAVING THE LOWEST PRICE-TO-BOOK RATIOS. THE INDEX CONSISTS OF APPROXIMATELY HALF OF THE S&P 500 ON A MARKET CAPITALIZATION BASIS. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED BY THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE S&P 500 STOCK INDEX AND THE S&P 500/BARRA VALUE INDEX TO THE RUSSELL 1000 VALUE INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.


FEES AND EXPENSES - USAZ VAN KAMPEN COMSTOCK FUND
ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees...........................................   .77%
         Distribution (12b-1) Fees...........................   .25%
         Other Expenses......................................   .26%
                                                             -------
         Total Annual Fund Operating Expenses................. 1.28%
         Fee Waiver (1)......................................   .08%
                                                             -------
         Net Annual Fund Operating Expenses (1)............... 1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $122              $398             $695              $1,538

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    USAZ VAN KAMPEN EMERGING GROWTH FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Emerging Growth Fund is long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of emerging growth companies. The Fund may invest up to 25% of its total assets in foreign securities (not including ADRs, American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers but including emerging market securities). The Fund may also use derivative instruments, such as options and futures.

The Subadviser will consider selling securities when it determines that such securities would no longer meet its criteria for purchase or when alternative investments become more attractive.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o FOREIGN AND EMERGING MARKETS RISKS: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o Seeking long-term capital appreciation and willing to accept higher volatility associated with investing in growth stocks

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


    PERFORMANCE BAR CHART AND TABLE
      Calendar Year Total Return


       [BAR CHART GRAPHIC]


    HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

          Highest (Q2, 2003).................................12.64%
          Lowest (Q3, 2002).................................-14.99%


                          AVERAGE ANNUAL TOTAL RETURNS

                                                                    ONE YEAR ENDED            SINCE
                                                INCEPTION         DECEMBER 31, 2003         INCEPTION
                                          ---------------------- --------------------- ---------------------
                                          ---------------------- --------------------- ---------------------
USAZ VAN KAMPEN EMERGING GROWTH FUND            5/1/2001                26.60%                -8.45%
                                          ---------------------- --------------------- ---------------------
                                          ---------------------- --------------------- ---------------------
RUSSELL 1000 GROWTH INDEX                                               29.75%                -6.51%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 GROWTH INDEX, AN UNMANAGED INDEX THAT MEASURES PERFORMANCE OF INDIVIDUAL SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK AND HIGHER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.


FEES AND EXPENSES - USAZ VAN KAMPEN EMERGING GROWTH FUND

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees..............................................   .85%
         Distribution (12b-1) Fees..............................   .25%
         Other Expenses.........................................   .28%
                                                                -------
         Total Annual Fund Operating Expenses.................... 1.38%
         Fee Waiver (1).........................................   .18%
                                                                -------
         Net Annual Fund Operating Expenses (1).................. 1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $122              $419             $738              $1,642

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY               USAZ VAN KAMPEN EQUITY AND INCOME FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Equity and Income Fund is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary objective. This objective may be changed by the Trustees of the Fund without shareholder approval.

Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Subadviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund's Subadviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Fund's Subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject o the risk that the valuations never improve or that the return on "value" equity securities is less than returns on other styles of investing, or the overall stock market.

o FOREIGN AND EMERGING MARKETS RISK: Because the Fund may invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, may present greater risk than investing in foreign issuers generally.

o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

o INCOME RISK: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

o CALL RISK: If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.

o INDUSTRY SECTOR RISK: At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risks, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o        Seeking a high level of income
o        Seeking to grow your capital over the long-term
o        Able to withstand volatility in the value of the shares of the Fund
o Looking for a fund that emphasizes a value style of investing and invests primarily in income-producing equity instruments and debt securities

This Fund will not be appropriate for someone:

o        Seeking a short-term investment
o        Investing in emergency reserves

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

FEES AND EXPENSES - USAZ VAN KAMPEN EQUITY AND INCOME FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees.........................................   .75%
         Distribution (12b-1) Fees.........................   .25%
         Other Expenses....................................   .40%
                                                           -------
         Total Annual Fund Operating Expenses............... 1.40%
         Fee Waiver (1)....................................   .20%
                                                           -------
         Net Annual Fund Operating Expenses (1)............. 1.20%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the share class and additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years
         -------------------------
         $122               $423

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY            USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Global Franchise Fund is to seek to achieve long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its investment objective by investing primarily in a non-diversified portfolio of publicly traded equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Fund's Subadviser emphasizes individual stock selection and seeks to identify securities of issuers located throughout the world, including both developed and emerging market countries, that meet its investment criteria. Under normal market conditions, the Subadviser invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Subadviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable management, and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Fund is based on the Subadviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Subadviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Subadviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Fund may concentrate its holdings in a relatively small number of companies and but will invest less than 25% in any one industry. The Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment may improve the Fund's valuation and/or quality.

The Subadviser may invest in certain derivative instruments, such as options, futures, options on futures and currency related transactions, and may use certain techniques, such as hedging, to manage the risks of investing in foreign and emerging markets. However, the Subadviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN AND EMERGING MARKETS RISKS: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o NON-DIVERSIFICATION RISK: The Fund may invest a greater portion of its assets in a more limited number of issuers than a "diversified" fund. As a result, the Fund may be subject to a greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

o INDUSTRY SECTOR RISK: At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund ahs greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

For more information about Foreign and Emerging Markets Risk and Derivative Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Seeking capital appreciation over the long-term
o        Are not seeking current income from your investment
o Are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market countries
o        Can withstand the volatility in the value of your shares in the Fund
o        Investing for long-term goals, such as retirement

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

The Fund is a new Fund for which a full calendar year's performance is not yet available.

FEES AND EXPENSES - USAZ VAN KAMPEN GLOBAL FRANCHISE FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees.............................................   .95%
         Distribution (12b-1) Fees.............................   .25%
         Other Expenses........................................   .50%
                                                               -------
         Total Annual Fund Operating Expenses................... 1.70%
         Fee Waiver (1)........................................   .25%
                                                               -------
         Net Annual Fund Operating Expenses (1)................. 1.45%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $148              $511             $900              $1,988

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                 USAZ VAN KAMPEN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Growth and Income Fund is income and long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P or by Moody's.

In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Subadviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Fund's Subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o VALUE STOCKS: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o CAPITALIZATION RISK: To the extent the Fund invests in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

o FOREIGN AND EMERGING MARKETS RISKS: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking income and growth of capital
o Pursuing a balanced approach to "value" investments in both growth and income producing securities

This Fund will not be appropriate for someone:
o        Pursuing an aggressive high growth investment strategy
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return


                              [BAR CHART GRAPHIC]

         HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

               Highest (Q2, 2003).................................15.92%
               Lowest (Q3, 2002).................................-17.75%


                          AVERAGE ANNUAL TOTAL RETURNS

                                                                   ONE YEAR ENDED            SINCE
                                               INCEPTION         DECEMBER 31, 2003         INCEPTION
                                         ---------------------- --------------------- ---------------------
                                         ---------------------- --------------------- ---------------------
USAZ VAN KAMPEN GROWTH AND INCOME FUND         5/1/2001                27.46%                2.24%
                                         ---------------------- --------------------- ---------------------
                                         ---------------------- --------------------- ---------------------
RUSSELL 1000 VALUE INDEX                                               30.03%                1.85%
                                         ---------------------- --------------------- ---------------------
RUSSELL 1000 INDEX                                                     29.89%                -2.17%
                                         ---------------------- --------------------- ---------------------
S&P 500 STOCK INDEX                                                    28.67%                -2.69%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL 1000 INDEX, THE S&P 500 STOCK INDEX AND THE RUSSELL 1000 VALUE INDEX. THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF 1000 LARGEST COMPANIES WITHIN THE RUSSELL 3000 INDEX. THE S&P 500 INDEX CONSISTS OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE CERTAIN SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LESS-THAN-AVERAGE GROWTH ORIENTATION AND LOW PRICE-TO-BOOK AND EARNINGS RATIOS. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES. THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE S&P 500 STOCK INDEX AND THE RUSSELL 1000 INDEX TO THE RUSSELL 1000 VALUE INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.


FEES AND EXPENSES - USAZ VAN KAMPEN GROWTH & INCOME FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees...............................................   .77%
         Distribution (12b-1) Fees...............................   .25%
         Other Expenses..........................................   .27%
                                                                 -------
         Total Annual Fund Operating Expenses..................... 1.29%
         Fee Waiver (1)..........................................   .09%
                                                                 -------
         Net Annual Fund Operating Expenses (1)................... 1.20%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $122              $400             $699              $1,549

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                            USAZ VAN KAMPEN GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Growth Fund is to seek capital growth. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks and other equity securities of growth companies. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities. The process for investing is research intensive and the Fund's investment adviser focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by portfolio managers and their analysts. The Fund's Subadviser closely tracks companies' earnings quality through detailed financial modeling to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, the Fund's Subadviser utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the Fund. The Fund's Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. In addition, the Fund may enter into various currency transactions, such as currency forward contracts and currency futures contracts.

(See "More About the Funds -- Temporary Defensive Positions").

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o CAPITALIZATION RISK: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o FOREIGN AND EMERGING MARKETS RISKS: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investments in developed countries.

o DERIVATIVE INSTRUMENTS RISK: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Seeking capital growth over the long-term
o        Not seeking current income from their investment
o Able to withstand substantial volatility in the value of their shares of the Fund
o Wishing to add to their investment portfolio a fund that emphasizes a growth style of investing in common stocks and other equity securities

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                              [BAR CHART GRAPHIC]




      HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart)

            Highest (Q2, 2003).................................13.46%
            Lowest (Q3, 2002).................................-15.72%

       AVERAGE ANNUAL TOTAL RETURNS

                                      ONE YEAR ENDED            SINCE
                                     INCEPTION         DECEMBER 31, 2003         INCEPTION
                               ---------------------- --------------------- ---------------------
                               ---------------------- --------------------- ---------------------
USAZ VAN KAMPEN GROWTH FUND          5/1/2001                28.43%                -2.48%
                               ---------------------- --------------------- ---------------------
                               ---------------------- --------------------- ---------------------
RUSSELL MIDCAP GROWTH INDEX                                  42.71%                -2.04%
                               ---------------------- --------------------- ---------------------
S&P 500 STOCK INDEX                                          28.67%                -2.69%

THE FUND'S PERFORMANCE IS COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 STOCK INDEX. THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 STOCK INDEX CONSISTS OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR SERVICES PROVIDED TO THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES. THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE S&P 500 STOCK INDEX TO THE RUSSELL MIDCAP GROWTH INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.

FEES AND EXPENSES - USAZ VAN KAMPEN GROWTH FUND

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

....Management Fees..............................................   .85%
         Distribution (12b-1) Fees..............................   .25%
         Other Expenses.........................................   .38%
                                                                -------
         Total Annual Fund Operating Expenses.................... 1.48%
         Fee Waiver (1).........................................   .18%
                                                                -------
         Net Annual Fund Operating Expenses (1).................. 1.30%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 Year            3 Years  5 Years          10 Years
         ----------------------------------------------------
         $132              $450     $791             $1,753

-----------------------------------------------------------------------------
MORE ABOUT THE FUNDS
-----------------------------------------------------------------------------

Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the Statement of Additional Information (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.

In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds:


                          TEMPORARY DEFENSIVE POSITIONS

In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds, except the Money Market Fund, may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to Funds that invest in foreign securities, such investments may include those of foreign governments and companies). In addition, each Fund may hold equity securities which in the Subadviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund may not achieve its investment objective.




                               PORTFOLIO TURNOVER

While the Funds do not normally engage in short-term trading, in some cases in response to market conditions, a Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance.


                              PRINCIPAL RISKS TABLE

The following table summarizes in a convenient form the principal risks of the respective Funds. Brief descriptions of the principal risks that apply to a given Fund are set forth in the Fund's description in the "Risk/Return Summary."
In addition, the sections following the table provide additional information concerning Foreign and Emerging Markets Risks and Derivatives Risks.

                                                                                                           S           K    R
                                                                                                           O           S    U
                                                           K                          K                    C           I    C    K
                                                           S                          S                                R    E    S
                                                           I                          I                    H                S    I
                                                   G       R                          R                    C       K   S         R
                                                   N                                                       E   K   S   G    D
                                                   I       S                          S                    T   S   I   N    E    S
                                                   D       E                  K       T                        I   R   I    T    E
                                                   A       I      K           S       N                K   N   R       R    C    I
                                                   R   K   T      S           I       E                S   I       N   E    I    T
                                                   T   S   I      I      K    R       M                I       S   O   F    R    I
                                                       I   N      R      S            U                R   G   N   I   F    T    R
                                                   T   R   U             I    Y    K  R                    N   O   T   O    S    U
                                                   N       T      T      R    T    S  T                R   I   I   A        E    C
                                 K                 E   N   R      E           I    I  S                O   T   T   C   C    R    E
                                 S    S   K        U   O   O      K      E    L    R  N                T   S   A   I   I         S
                                 I    K   S    S   Q   I   P  K   R      T    A       I    K           C   E   U   F   L    D
                             K   R    C   I    K   E   T   P  S   A  K   A    U    S       S       K   E   V   T   I   B    N    E
                             S        O   R    C   R   A   O  I   M  S   R    Q    E  E    I       S   S   N   I   S   U    A    L
                             I   N    T        O   F   Z      R      I             L  V    R   K   I       I   S   R   P         B
                             R   O    S   E    T       I   L      G  R   T    Y    A  I        S   R   Y           E        D    I
                                 I        N    S   F   L   A  N   N      S    T    S  T    G   I       R   F   L   V   L    I    T
                             T   T    H   I        O   A   C  G   I  T   E    I       A    N   R   E   T   O   A   I   A    U    R
                             E   C    T   L    E       T   I  I   G  I   R    R    T  V    I       M   S       I   D   I    Q    E
                             K   E    W   D    U   K   I   L  E   R  D   E    U    R  I    G   L   O   U   K   C   -   T    I    V
                             R   L    O   A    L   S   P   C  R   E  E   T    C    O  R    D   L   C   D   S   E   N   I    L    N
                             A   E    R   E    A   I   A   Y  O   M  R   N    E    H  E    E   A   N   N   I   P   O   N    L    O
                             M   S    G   H    V   R   C   C  F   E  C   I    S    S  D    H   C   I   I   R   S   N   I    I    C
--------------------------- --- --- ---- --- ---- --- --- --- --- -- --- --- ---- --- --- ---- --- ---- --- --- ---- --- -- -- ---

--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ AIM Basic Value Fund   X   X            X       X        X       X   X
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ AIM Blue Chip Fund     X   X   X                         X                    X
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ AIM Dent Demographic   X   X   X                X        X           X        X                                             X
Trends Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ AIM International      X   X   X                         X   X   X   X
Equity Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Davis NY Venture Fund  X   X        X
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Dreyfus Founders       X   X   X                                                               X
Growth and Income Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Dreyfus Premier        X   X            X       X        X                    X                X                    X
Small Cap Value Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Jennison 20/20 Focus   X   X   X        X   X            X       X   X      X X                        X        X   X
Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Jennison Growth Fund   X   X   X            X            X   X              X X
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Legg Mason Value Fund  X   X            X       X        X       X   X    X           X                                     X
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Oppenheimer Emerging   X   X   X                X        X
Growth Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Oppenheimer Emerging   X   X   X                X        X                                     X   X            X   X   X
Technologies Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Oppenheimer Global     X   X   X                X   X    X   X                                 X            X
Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Oppenheimer            X   X   X                X        X   X                X   X
International Growth Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Oppenheimer Main       X   X                             X       X   X    X   X
Street Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ PIMCO NFJ Small Cap    X   X            X       X                X            X
Value Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ PIMCO PEA              X   X            X       X        X
Renaissance Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ PIMCO PEA Value Fund   X   X            X       X        X
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Money Market Fund                                                X   X                     X
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Salomon Brothers       X   X   X                X
Small Cap Growth Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Van Kampen             X   X   X                X        X   X                X
Aggressive Growth Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Van Kampen Comstock    X   X            X       X        X   X                X
Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Van Kampen Emerging    X   X   X                         X   X                X
Growth Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Van Kampen Equity      X   X            X                X   X   X            X       X    X   X
and Income Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Van Kampen Global      X   X            X       X        X   X                X                X                X
Franchise Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Van Kampen Growth      X   X            X       X        X   X   X   X        X
and Income Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---
USAZ Van Kampen Growth      X   X   X                X        X   X                X
Fund
--------------------------- --- --- --- ---- --- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---- --- --- --- ---

                       FOREIGN AND EMERGING MARKETS RISKS

The Funds which can invest in securities of foreign issuers may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include:

               o the lack of, or less stringent, uniform accounting, auditing and financial reporting standards;

               o    changes in currency exchange rates;

               o nationalization, confiscation, difficulties enforcing contracts or foreign withholding taxes;

               o political instability and diplomatic developments that could adversely affect a Fund's investments;

               o less government oversight of foreign stock exchanges, brokers and listed companies;

               o less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;

               o foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements);

               o    less publicly available information about foreign companies;
                    and

               o negative effect on the value of a Fund's investments due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

In addition, those Funds which can invest in foreign emerging markets are subject to greater risk than those affecting foreign issuers generally. Emerging market countries often have political, legal and economic systems that are less developed and less stable than those of more developed nations, making such investments less liquid and more volatile.


                          DERIVATIVE INSTRUMENTS RISKS

As indicated in the "Risk/Return Summary" and in the table above, some of the Funds are permitted to invest in certain "derivative" instruments. The value of these instruments depends on (or is derived from) the value of an underlying instrument, index or asset. Options, futures and options on futures are examples of derivative instruments.

These derivative instruments are subject to risks not associated with direct investments in the underlying instruments, indexes or assets upon which they are based. These risks include:

               o imperfect correlation between the values of the derivative instruments and the underlying instrument, index or asset;

               o risks of default of the other party to certain derivative transactions;

               o risks that derivative transactions may result in losses that partially or completely offset gains in portfolio positions; and

               o    risks that derivative transactions may not be liquid.

-------------------------------------------------------------------------------
FUND MANAGEMENT
-------------------------------------------------------------------------------

                                   THE MANAGER

USAllianz Advisers, LLC serves as the Manager for the Funds. The Manager has signed portfolio management agreements with various Subadvisers for portfolio management functions for certain Funds. The Subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the Subadvisers for its services as provided in the portfolio management agreements.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April of 2001. The Manager does not provide investment advice with regard to selection of individual portfolio securities, but rather evaluates and selects Subadvisers for the Trust, subject to the oversight of the Board of the Trust. The Manager currently acts as Manager of all of the Funds of the Trust, which as of December 31, 2003, had aggregate assets of $1,602,194,913. The Manager monitors and reviews the activities of each of the Subadvisers to the Trust. In addition, the Manager constantly evaluates possible additional or alternative Subadvisers for the Trust. The Manager currently does not have any clients other than the Trust.

The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

                                      THE SUBADVISERS

AIM FUNDS:             BASIC VALUE, BLUE CHIP, DENT DEMOGRAPHIC TRENDS AND INTERNATIONAL EQUITY
SUBADVISER:            A I M Capital Management, Inc. ("AIM"), is located at 11 Greenway Plaza, Suite
                       100, Houston, Texas 77046-1173. AIM has
                       acted as an investment advisor since its
                       organization in 1976 and advises together
                       with its affiliates, over 200 investment
                       portfolios. Assets under management by AIM
                       and its affiliate as of December 31, 2003
                       were $149 billion. H.S. Dent Advisors
                       serves as the Sub-Subadviser to the USAZ
                       Dent Demographic Trends Fund, and is
                       located at 6515 Gwin Road, Oakland
                       California 94611.

DAVIS FUND:            DAVIS NY VENTURE
SUBADVISER:            Davis Selected Advisers, L.P. ("Davis"), is located at 2949 East Elvira Road,
                       Suite 101, Tucson, Arizona 85706. Davis is controlled by its general partner,
                       Davis Investments, LLC. Davis Investments, LLC is a holding company with no business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis' principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. As of December 31, 2003, Davis managed $46.1 billion.

DREYFUS FUND:          PREMIER SMALL CAP VALUE
SUBADVISER:            The Dreyfus Corporation ("Dreyfus") is located at 200 Park Avenue, New York, NY
                       10166. Founded in 1947, Dreyfus manages approximately $167 billion in over 200 mutual fund portfolios as of December 31, 2003. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company.
                       Headquartered in Pittsburgh, Mellon offers a comprehensive array of banking services for individuals and corporations and is one of the world's leading providers of asset management, trust, custody and benefits consulting services.
                       Mellon has approximately $2.845 trillion in assets under management, administration or custody, including approximately $657 billion under management
                       (as of December 31, 2003).

DREYFUS FOUNDERS FUND: FOUNDERS GROWTH AND INCOME
SUBADVISER:            Founders Asset Management LLC ("Founders") is a wholly-owned subsidiary of Dreyfus
                       Service Corporation, which is a wholly-owned subsidiary of Dreyfus Founders and is the growth specialist affiliate of Dreyfus. The Founders corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206. Founders
                       and its predecessor companies have operated as investment advisers since 1938.
                       Founders also serves as investment adviser or subadviser to a number of other investment companies and private accounts.

                                       93


JENNISON FUNDS:        20/20 FOCUS AND GROWTH
SUBADVISER:            Jennison Associates, LLC ("Jennison"), 466 Lexington Avenue, New York, New York
                       10017, is a Delaware Limited Liability Company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates
                       Capital Corp.). Jennison is a direct, wholly owned subsidiary of Prudential
                       Investment Management, Inc., which is a direct, wholly owned subsidiary of
                       Prudential Asset Management Holding Company, which is in turn a wholly owned subsidiary of Prudential Financial, Inc. As of December 31, 2004, Jennison had
                       approximately $64 billion in assets under management.

LEGG MASON FUND:       VALUE
SUBADVISER:            Legg Mason Funds Management, Inc. ("LMFM") is located at 100 Light Street,
                       Baltimore, Maryland 21202. As of June 30, 2004, LMFM had aggregate assets under management of approximately $29.9 billion.


OPPENHEIMER FUNDS:     EMERGING GROWTH, EMERGING TECHNOLOGIES, GLOBAL, INTERNATIONAL GROWTH AND MAIN
                       STREET
SUBADVISER:            OppenheimerFunds, Inc. ("OFI") is located at Two World Financial Center, 225
                       Liberty St., 11th Floor, New York, NY 10281. OFI has been an investment advisor since January 1960. OFI is a wholly-owned subsidiary of Oppenheimer Acquisition
                       Corp. (OAC) which is owned by three groups of shareholders. OAC is owned by
                       MassMutual Holding Company, which in turn is owned by Massachusetts Mutual Life
                       Insurance Company (MML). MML owns more than 95% of the outstanding common stock of
                       OAC, with the remainder owned by officers and directors of OFI and an outside investor. OFI has been an investment adviser since 1960. OFI is one of the largest and most respected mutual fund companies in the U.S., with more than $150 billion in assets under management as of December 31, 2003, more than 60 mutual funds and more than 7 million shareholder accounts.

PIMCO FUNDS:           PEA RENAISSANCE AND PEA VALUE
SUBADVISER:            PEA Capital LLC ("PEA") is located at 1345
                       Avenue of the Americas, 50th Floor, New
                       York, NY 10105. As of September 30, 2003,
                       PEA and its subsidiaries had approximately
                       $9.2 billion in assets under management.
                       PEA is affiliated with the Manager.

PIMCO NFJ FUND:        NFJ SMALL CAP VALUE
SUBADVISERS:           NFJ Investment Group LP ("NFJ") and its sister company PIMCO Advisors Retail
                       Holdings LLC ("PARH") are the Subadvisers for the Small Cap Value Fund. NFJ
                       provides portfolio management services and PARH provides administration and marketing support. NFJ is a wholly-owned subsidiary of Allianz Dresdner Asset
                       Management U.S. Equities LLC, which is wholly-owned by Allianz Dresdner Asset
                       Management of America L.P. NFJ is located at 2121 San Jacinto, Suite 1840, Dallas,
                       TX 75201. As of September 30, 2003, accounts managed by NFJ had combined assets of approximately $3.8 billion. PARH is a wholly-owned subsidiary of Allianz Dresdner
                       Asset Management of America L.P. and is located at 1345 Avenue of the Americas,
                       50th Floor, New York, NY 10105. NFJ and PARH are also affiliated with PEA,
                       Subadviser to the USAZ PIMCO PEA Renaissance and the USAZ PIMCO PEA Value funds.

MONEY MARKET FUND:     MONEY MARKET:
SUBADVISER:            Prudential Investment Management, Inc. ("PIM") is located at Two Gateway Plaza,
                       Newark, New Jersey, 07102. PIM is owned by The Prudential Asset Management Holding
                       Company. As of September 30, 2003, PIM's assets under management were $302 billion.


SALOMON BROTHERS FUND: SMALL CAP GROWTH
SUBADVISER:            The principal address of Salomon Brothers
                       Asset Management Inc. (SaBAM) is 399 Park
                       Avenue, New York, NY 10022. It is an
                       indirect wholly owned subsidiary of



                                       94

                       Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Cititgroup Inc. SaBAM was established in 1987. It provides a broad range of fixed income and equity investment services to individuals and institutional clients. As of December 31, 2004, SaBAM had $79.9 billion in assets under management.

VAN KAMPEN FUNDS:      AGGRESSIVE GROWTH, COMSTOCK, EMERGING GROWTH, EQUITY AND INCOME, GLOBAL FRANCHISE,
                       GROWTH AND INCOME AND GROWTH
SUBADVISER:            Van Kampen Asset Management is a wholly-owned subsidiary of Van Kampen Investments
                       Inc. ("Van Kampen"). Van Kampen is a diversified asset management company with more than 3 million retail investor accounts, extensive capabilities for managing institutional portfolios, and has more than $88.1 billion under management or supervision as of March 31, 2004. Van Kampen is a wholly-owned subsidiary of MSAM
                       Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management are located at 1221 Avenue of the Americas,
                       New York, NY 10020.  As of December 31, 2003, Van Kampen Investment Advisory Corp.
                       merged into Van Kampen Asset Management. Therefore, since that date, Van Kampen
                       Investment Advisory Corp. is no longer a Subadviser of any of the Funds.

                      DUTIES OF THE MANAGER AND SUBADVISERS

Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the USAZ Funds and the selection of Subadvisers and advises on the Funds' investment policies, and the Subadvisers determine which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers, and generally oversees the services provided to USAllianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadvisers is included in the Statement of Additional Information.

The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:

o        hire one or more Subadvisers;

o        change Subadvisers; and

o        reallocate management fees between itself and Subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:

o        its shareholders; or

o the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.

The Manager, PEA, NFJ and PARH are subsidiaries of Allianz AG Holding ("Allianz AG"), one of the world's largest insurance and financial services companies. Allianz AG is headquartered in Munich, Germany and has operations in 70 countries. As of December 31, 2003, Allianz AG had assets under management of more than $1.2 trillion. In North America, Allianz AG subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.


                                      FEES

For these advisory services, each Fund paid the Manager a fee (including the subadvisory fees) during 2003 at the annual rate shown on the following table, before and after fee waivers:


                                                             PERCENTAGE OF AVERAGE         PERCENTAGE OF AVERAGE
                                                           NET ASSETS AS OF 12/31/03     NET ASSETS AS OF 12/31/03
                                                             BEFORE FEE WAIVERS              AFTER FEE WAIVERS
USAZ AIM Basic Value Fund                                            .75%                          .57%
USAZ AIM Blue Chip Fund                                              .80%                          .56%
USAZ AIM Dent Demographic Trends Fund                                .85%                          .41%
USAZ AIM International Equity Fund                                   .90%                          .00%
USAZ Davis NY Venture Fund                                           .84%                          .55%
USAZ Dreyfus Founders Growth and Income Fund                         .86%                          .56%
USAZ Dreyfus Premier Small Cap Value Fund                            N/A*                          N/A*
USAZ Jennison 20/20 Focus Fund                                       N/A**                         N/A**
USAZ Jennison Growth Fund                                            N/A**                         N/A**
USAZ Legg Mason Value Fund                                           .75%                          .53%
USAZ Oppenheimer Emerging Growth Fund                                .85%                          .70%
USAZ Oppenheimer Emerging Technologies Fund                          .90%                          .61%
USAZ Oppenheimer Global Fund                                         N/A*                          N/A*
USAZ Oppenheimer International Growth Fund                           .87%                          .21%
USAZ Oppenheimer Main Street Fund                                    N/A*                          N/A*
USAZ PIMCO NFJ Small Cap Value Fund                                  ____                          ____
USAZ PIMCO PEA Renaissance Fund                                      .75%                          .60%
USAZ PIMCO PEA Value Fund                                            .75%                          .57%
USAZ Money Market Fund                                               .35%                          .35%
USAZ Salomon Brothers Small Cap Growth Fund                          N/A**                         N/A**
USAZ Van Kampen Aggressive Growth Fund                               .90%                          .63%
USAZ Van Kampen Comstock Fund                                        .77%                          .69%
USAZ Van Kampen Emerging Growth Fund                                 .85%                          .57%
USAZ Van Kampen Equity and Income Fund                               N/A*                          N/A*
USAZ Van Kampen Global Franchise Fund                                ____                          ____
USAZ Van Kampen Growth and Income Fund                               .77%                          .58%
USAZ Van Kampen Growth Fund                                          .85%                          .57%


* The Fund has not operated for a full fiscal year. Contractual fees payable on an annual basis as a percentage of the Fund's net assets to the Manager, which include amounts payable to the Subadviser, are .90% for the USAZ Dreyfus Premier Small Cap Value Fund, .90% for the USAZ Oppenheimer Global Fund, .80% for the USAZ Oppenheimer Main Street Fund, and .75% for the USAZ Van Kampen Equity and Income Fund.

** The Fund had not commenced operations by 12/31/03. Contractual fees payable on an annual basis as a percentage of the Fund's net assets to the Manager, which include amounts payable to the Subadviser, are .80% for the USAZ Jennison 20/20 Focus Fund, .80% for the USAZ Jennison Growth Fund and .85% for the USAZ Salomon Brothers Small Cap Growth Fund.

----------------------------------------------------------------------------
FUND MANAGEMENT
----------------------------------------------------------------------------

                      PORTFOLIO MANAGERS OF THE SUBADVISERS

USAZ AIM BASIC VALUE FUND: Matthew W. Seinsheimer, Portfolio Manager, Michael J. Simon, Portfolio Manager, Bret W. Stanley, Senior Portfolio Manager, and R. Canon Coleman II, Portfolio Manager, lead the management team responsible for the management of the USAZ AIM BASIC VALUE FUND. Mr. Seinsheimer has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company. Mr. Stanley has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc. Michael J. Simon, Portfolio Manager, has been responsible for the Fund since 2002 and has been associated with the advisor or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management. R. Canon Coleman II, Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1999. From 1997 to 1999 he was a full-time student. From 1993 to 1997, he worked as a CPA for Deloitte and Touche. Mr. Seinsheimer, Mr. Simon, and Mr. Stanley also lead the team which manages AIM Basic Value Fund.

USAZ AIM BLUE CHIP FUND: The members of the management team who are primarily responsible for the management of the USAZ AIM BLUE CHIP FUND are Monika H. Degan, Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1995, and Kirk L. Anderson, Portfolio Manager has been responsible for the Fund since 2003 and has been associated with AIM or its affiliates since 1994. Ms. Degan and Mr. Anderson also lead the team which manages AIM Blue Chip Fund.

USAZ AIM DENT DEMOGRAPHIC TRENDS FUND: Lanny H. Sachnowitz, Senior Portfolio Manager, Kirk L. Anderson, Portfolio Manager, and Gabe Birdsall, Portfolio Manager, are the members of the management team who are primarily responsible for the management of the USAZ AIM DENT DEMOGRAPHIC TRENDS FUND. Mr. Sachnowitz has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1987. Mr. Anderson has been responsible for the Fund since 2003 and has been associated with AIM or its affiliates since 1994. Mr. Birdsall has been responsible for the Fund since 2003 and has been associated with AIM or its affiliates since 1995. Mr. Sachnowitz, Mr. Anderson and Mr. Birdsall also manage AIM Dent Demographic Trends Fund.

USAZ AIM INTERNATIONAL EQUITY FUND: Jason T. Holzer, Senior Portfolio Manager, Clas G. Olsson, Senior Portfolio Manager, Barrett K. Sides, Senior Portfolio Manager, and Shuxin (Steve) Cao, Portfolio Manager, are the team members who are primarily responsible for the management of the USAZ AIM INTERNATIONAL EQUITY FUND. Mr. Holzer has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1996. Clas Olsson has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1994. Mr. Sides has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1990. Mr. Cao has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1997.

USAZ DAVIS NY VENTURE FUND: Shelby M.C. Davis, Senior Research Adviser and Founder of Davis Advisors, Christopher C. Davis, Portfolio Manager and President, and Kenneth Charles Feinberg, Portfolio Manager, are the investment professionals responsible for the management of the USAZ DAVIS NY VENTURE FUND. Mr. Shelby Davis has been associated with Davis since 1969 and has been responsible for the Fund since its inception; Mr. Christopher Davis has been associated with Davis since 1995; and Mr. Feinberg has been associated with Davis since 1998. Mr. Feinberg also manages other equity funds advised by Davis Advisers.

USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND: John B. Jares, Vice President of Investments of the Subadviser, is the portfolio manager of the Fund. Mr. Jares, a Chartered Financial Analyst joined the Subadviser in November 2001. He was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

USAZ DREYFUS PREMIER SMALL CAP VALUE FUND: The Fund is managed by Mark Sikorski. Mr. Sikorski has been employed by Dreyfus as a portfolio manager since October 1996 and has been a primary portfolio manager of the Fund since June 2002. He is also a vice president of Mellon Equity Associates, LLP, an affiliate of Dreyfus, which he joined in 1996.


USAZ JENNISON 20/20 FOCUS FUND: Spiros "Sig" Segalas is the portfolio manager for the growth portion of the Fund. He is Director, President and Chief Investment Officer of Jennison Associates, LLC ("Jennison") and he is also one of Jennison's founding members. He has been in the investment business for over 44 years and has managed equity portfolios for investment companies since 1990.

David A. Kiefer, CFA is the portfolio manager for the value portion of the Fund. He is a Senior Vice President of Jennison, which he joined in September 2000. He joined Prudential's management training program in 1986. From 1988 to 1990, Mr. Kiefer worked at Prudential's Power Funding Associates, making loans to the energy industry. He then left to attend business school, rejoining Prudential in equity asset management in 1992. Mr. Kiefer became a portfolio manager at Prudential in 1994.

USAZ JENNISON GROWTH FUND: The Fund is co-managed by Spiros "Sig" Segalas, Kathleen A. McCarragher and Michael A. Del Balso.

Mr. Segalas is Director, President and Chief Investment Officer of Jennison Associates, LLC ("Jennison") and he is also one of Jennison's founding members. He has been in the investment business for over 44 years and has managed equity portfolios for investment companies since 1990.

Ms. McCarragher is Executive Vice President of Jennison and is also Jennison's Head of Growth Equity. She has been in the investment advisory business since 1982. Prior to joining Jennison in May 1998, she was a Managing Director and Director of Large Cap Growth Equities at Weiss, Peck & Greer L.L.C. Prior to 1992, Ms. McCarragher served as an analyst, portfolio manager and member of the Investment Committee for State Street Research & Management Company.

Mr. Del Balso is Executive Vice President of Jennison and also Jennison's Director of Research for Growth Equity. He has been in the investment business for over 36 years and has been part of the Jennison investment team since 1972.

USAZ LEGG MASON VALUE FUND: The Subadviser's investment team is led by Bill Miller, its Chief Investment Officer. Mr. Miller is the creator of the Subadviser's investment process and manager of the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Fund. Mr. Miller has served as a portfolio manager with the Subadviser since 1982. Ms. Gay implements in the Fund the investment decisions and strategies implemented by Mr. Miller in the model portfolio, subject to the Fund's investment objectives, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Subadviser since 1998 and has also served on the Subadviser's investment team since 1989.

USAZ OPPENHEIMER EMERGING GROWTH FUND: Laura Granger, Portfolio Manager, has been the person primarily responsible for the day-to-day management of the USAZ OPPENHEIMER EMERGING GROWTH FUND since its inception. She has been a Vice President of OppenheimerFunds since October 2000. Previously, she was a portfolio manager at Fortis Advisors from July 1998 through October 2000, prior to which she was a portfolio manager at General Motors Investment Management from July 1993 through July 1998. Ms. Granger also manages Oppenheimer Emerging Growth Fund.

USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND: The portfolio manager of the Fund is Laura Granger. She is the person primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Granger has been a Vice President of the Subadviser since October 2000. She is also a portfolio manager of other Oppenheimer funds. She was formerly a portfolio manager at Fortis Advisers from July 1998 to October 2000.

USAZ OPPENHEIMER GLOBAL FUND: The portfolio manager of the Fund is William L. Wilby. He is a Senior Vice President of the Subadviser and has been principally responsible for the management of the Fund since its inception. Mr. Wilby also serves as an officer and portfolio manager for other Oppenheimer funds. He joined the Subadviser in 1991.

USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND: The portfolio manager of the Fund is George Evans. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since its inception in 1996. He is a Vice President of the Fund and of the Subadviser. He serves as an officer and portfolio manager of other Oppenheimer funds, and has been employed by the Manager since 1990.

USAZ OPPENHEIMER MAIN STREET FUND: The Fund is co-managed by Nikolaos Monoyios and Marc Reinganum. Mr. Monoyios is a Vice President of the Subadviser and an officer and portfolio manager of other Oppenheimer funds. Prior to joining the Subadviser in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company. Dr. Reinganum is a Vice President of the Subadviser. Prior to joining the Subadviser in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

USAZ PIMCO NFJ SMALL CAP VALUE FUND: Chris Najork is Managing Director and founding partner of NFJ. He has over 30 years experience encompassing equity research and portfolio management. Prior to the formation of NFJ in 1989, he was a Senior Vice President, Senior Portfolio Manager and analyst at NationsBank, which he joined in 1974.

Benno J. Fischer is Managing Director and founding partner of NFJ. He has over 30 years experience in portfolio management, investment analysis and research. Prior to the formation of NFJ, he was Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson is a Principal at NFJ. He is a Portfolio Manager and Senior Research Analyst with 17 years experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division at NationsBank, he was responsible for equity analytics and structured fund management.

E. Clifton Hoover is a Principal at NFJ. He is a Portfolio Manager with 17 years experience in financial analysis and portfolio management. Prior to joining NFJ in 1997, he was associated with Credit Lyonnais from 1991 to 1997, where he served as a vice-president and was responsible for the financial analysis and portfolio management of a diversified portfolio. He began his career as a financial analyst with NationsBank in 1985.

USAZ PIMCO PEA RENAISSANCE FUND AND USAZ PIMCO PEA VALUE FUND: John K. Schneider is the Portfolio Manager of the USAZ PIMCO PEA RENAISSANCE FUND AND THE USAZ PIMCO PEA VALUE FUND. Mr. Schneider is Managing Director of PEA Capital. Prior to joining PEA Capital, he was a partner and Portfolio Manager of Schneider Capital Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the Equity Policy Committee and Director of Research at Newbold's Asset Management from 1991 to 1996.

USAZ MONEY MARKET FUND: Joseph M. Tully is Managing Director and head of Prudential Investment Management, Inc.'s ("PIM's") Money Markets team, overseeing PIM's taxable and tax-exempt money market portfolios. Joe has 17 years of experience managing short-term fixed income investments as well as extensive background as a credit analyst of domestic and foreign banks. Prior to joining Prudential Financial in 1987, Joe worked for Merrill Lynch Asset Management as portfolio manager and senior bank credit analyst. Previously, he was an assistant national bank examiner for the Office of the Comptroller of the Currency. Joe received a BS in Finance from Fordham University and an MBA from Rutgers University.

USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND: The Fund is managed by a team of 21 individuals. The following individuals have the most significant responsibility for the day-to-day management of the Fund:

Vincent Gao, CFA is a Director of the Subadviser. He has been in the investment industry for 9 years. He is currently the Portfolio Manager for small cap growth strategies and Sector Manager for small cap growth and balanced strategies. He also serves as Analyst covering technology.

Robert Feitler is a Director of the Subadviser. He has been in the investment industry for 10 years. He is currently the Co-Manager for large cap value strategies and Sector Manager for small cap growth and balanced strategies. He also serves as Analyst covering financials.

Michael A. Kagan is Managing Director for the Subadviser. He has been in the investment industry for 19 years. He currently is the Senior Portfolio Manager for large cap core, sector-neutral strategies and Sector Manager for small cap growth and balanced strategies. He also serves as Analyst covering basic materials, capital goods and housing.

Kevin Caliendo is a Director of the Subadviser. He has been in the investment industry for 10 years. He is currently Senior Portfolio Manager for all cap strategies, Co-Manager for large cap core, sector-neutral strategies, and Sector Manager for small cap growth and balanced strategies. He also serves as Analyst covering health care.

Mark J. McAllister, CFA is a Managing Director of the Subadviser. He has been in the investment industry for 17 years. He is currently Senior Portfolio Manager for large cap value and balanced strategies and Sector Manager for small cap growth and balanced strategies. He also serves as Analyst covering REITs, lodging, gaming companies and cruise lines.

Nicholson G. Landin, III is a Managing Director for the Subadviser. He has been in the investment industry for 28 years. He is currently the Senior Portfolio Manager for large cap value and fixed income strategies.

USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND AND USAZ VAN KAMPEN EMERGING GROWTH FUND:
The Fund is managed by the Subadviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Gary M. Lewis, Managing Director, Dudley Brickhouse, Executive Director, Janet Luby, Executive Director, David W. Walker, Executive Director, Matthew Hart, Vice President, and Scott Miller, Associate.

USAZ VAN KAMPEN COMSTOCK FUND: The Fund is managed by the Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include B. Robert Baker, Jr., Managing Director, Jason S. Leder, Executive Director and Kevin C. Holt, Executive Director.

USAZ VAN KAMPEN EQUITY AND INCOME FUND: The equity portion of the Fund is managed by the Subadviser's Equity Income team. The fixed income portion of the Fund is managed by the Subadviser's Taxable Fixed Income team. Each team is made up of established investment professionals. Current members of the Equity Income team include James A. Gilligan, Managing Director, James O. Roeder, Executive Director, Thomas Bastian and Sergio Marcheli, Vice Presidents, and Vincent E. Vizachero, Associate. The composition of each team may change without notice from time to time.

USAZ VAN KAMPEN GLOBAL FRANCHISE FUND: The Fund is managed by the Global Franchise team. The team is made up of established investment professionals. Current members of the team include Hassan Elmasry, Managing Director, and Paras Dodhia, Senior Associate.

USAZ VAN KAMPEN GROWTH AND INCOME FUND: The Fund is managed by the Subadviser's Equity Income team. The team is made up of established investment professionals. Current members of the team include James A. Gilligan, Managing Director, Thomas Bastian and Sergio Marcheli, Vice Presidents, James O. Roeder, Executive Director, and Vincent E. Vizachero, Associate.

USAZ VAN KAMPEN GROWTH FUND: The Fund is managed by the Small/MidCap Growth team. The team is made up of established investment professionals. Current members of the team include Dennis Lynch, an Executive Director of the Subadviser and David Cohen, an Executive Director of the Subadviser. The composition of the team may change without notice from time to time.

The Statement of Additional Information (SAI) has more detailed information about the Manager, the Subadvisers and other service providers.


                                LEGAL PROCEEDINGS

Within the mutual fund industry, several investment advisory organizations have been or are subject to regulatory investigations, enforcement actions, and/or fund shareholder lawsuits stemming from allegations concerning "market timing" and "late trading". To date, no such investigations, enforcement actions, or shareholder lawsuits have pertained to any of the Funds or the Manager. However, three of the Subadvisers currently are the subject of investigations or proceedings which relate to their management of other mutual funds. Brief descriptions thereof are set forth below.

AIM. AIM, the Subadviser to the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM International Equity Fund, and USAZ AIM Dent Demographic Trends Fund, is an indirect wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly-owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, prior to November 25, 2003, the investment adviser to the INVESCO Funds.

On December 2, 2003, the Commission and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO, and on December 2, 2003 the State of Colorado filed civil proceedings against INVESCO. The civil proceedings allege that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. In addition to these civil proceedings, the SEC and NYAG have issued subpoenas and requested information from AIM relating to market timing activity by investors in certain mutual funds advised by AIM.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "Registered Investment Company") Such result could also affect the ability of AIM, or any other investment adviser directly or indirectly owned by AMVESCAP, from serving as an investment adviser to any Registered Investment Company, including the Funds which are subadvised by AIM. Those Funds have been informed by AIM that if this result occurs, AIM will seek exemptive relief from the Commission to permit it to continue to serve as the Funds' subadviser. There can be no assurance that such exemptive relief will be granted.

AMVESCAP, INVESCO and AIM also have been named as defendants in several lawsuits in which fund shareholders seek monetary and other relief on the basis of the alleged actions which are the subject of the regulatory actions described above. Such lawsuits are pending in the Superior Court Division, State of North Carolina; the District Court, City and County of Denver, Colorado; the United States District Court, District of Colorado; and the United States District Court, Southern District of New York.

FOUNDERS ASSET MANAGEMENT LLC ("FOUNDERS"). The Subadviser to the USAZ Dreyfus Founders Growth and Income Fund. Two class actions have been filed against Mellon Financial Corporation and Mellon Bank, N.A., and The Dreyfus Corporation and Founders (the "Investment Advisers"), and the directors of all or substantially all of the Dreyfus and Dreyfus Founders Funds, alleging that the Investment Advisers improperly used assets of the Dreyfus and Dreyfus Founders Funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus and Dreyfus Founders Funds, and that the use of fund assets to make these payments was not properly disclosed to investors. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

In addition, another lawsuit has been filed against Dreyfus and the directors of Dreyfus Founders Funds, Inc. and two Dreyfus Funds seeking to recover allegedly improper and excessive Rule 12b-1 and advisory fees. The complaint alleges that the funds were closed to new investors but that Dreyfus nonetheless improperly continued to charge, and the directors approved, Rule 12b-1 fees for marketing and distribution services in violation of the 1940 Act and in breach of their common law fiduciary duties. The plaintiff also seeks to enjoin Dreyfus from collecting additional 12b-1 fees from the funds and to be awarded attorneys' fees and litigation expenses.

Founders, Dreyfus and the funds believe the allegations in these lawsuits to be totally without merit and will defend the actions vigorously. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Founders, Dreyfus nor the funds believe that any of the pending actions will have a material adverse affect on the funds or Founders' ability to perform its contract with the funds.

PEA. PEA, the Subadviser to the USAZ PIMCO PEA Renaissance Fund and USAZ PIMCO PEA Value Fund, was informed on February 12, 2004, that the staff of the Securities and Exchange Commission (the "Commission") intended to recommend that the Commission bring a civil administrative action against PEA and certain of its affiliates, seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of market timing and related trading activities in certain funds advised by PEA and certain of its affiliates. In addition, on February 17, 2004, the Attorney General of New Jersey filed a complaint against PEA and certain of its affiliates in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA and certain of its affiliates. Also, on February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against PEA and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to certain shareholders. Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against PEA and certain of its affiliates.

PEA has advised the Trust that it believes that these developments will not have a material adverse effect on PEA's or any of its affiliates' ability to perform under their respective investment advisory and portfolio management agreements with the Funds.

PEA is an affiliate of USAllianz Advisers, the Manager of the Trust. The Manager has not been named in any of the proceedings referred to above and is not directly involved in any such proceedings.

On May 6, 2004, the Securities and Exchange Commission announced that it had commenced civil proceedings against PIMCO Advisors Fund Management LLC (PAFM),

PEA Capital LLC (PEA), and two of their executive officers in connection with alleged undisclosed market timing arrangements in mutual funds that they manage. PEA currently acts as Subadviser to two of the portfolios of the Trust. The allegations do not pertain to these three portfolios.



The SEC action indicates that the SEC will seek injunctive relief, monetary penalties, and an order barring the defendants from serving as advisers to or officers of mutual funds. PAFM and PEA are currently attempting to resolve this matter with the SEC. If an injunction is obtained and the SEC does not grant exemptive relief, the persons named, and their affiliated registered investment advisers, would be prevented from continuing to advise mutual fund portfolios.


The foregoing information speaks only as of the date of this prospectus. The information set forth may be supplemented if, in the judgment of the Trust, any future litigation or regulatory action (1) is likely to have a material adverse effect on any Fund or (2) is likely to have a material adverse effect on the ability of the Manager's or a Subadviser's ability to perform its investment advisory services relating to the Funds.

                        THE ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services L.P., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as the Funds' distributor.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

                             PRICING OF FUND SHARES

The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. It is the fund's assets minus liabilities divided by the number of outstanding shares. Per share NAV for each class of each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.



   ---------------------------------------------------------------------- --------------------------------------
                     HOW NET ASSET VALUE IS CALCULATED                                    NAV =
   NAV is calculated by adding the total value of a Fund's investments
   and other assets, subtracting its liabilities and then dividing that        Total Assets - Liabilities
                                                                               --------------------------
   figure by the number of outstanding shares of the Fund:                          Number of Shares
                                                                                       Outstanding
   ---------------------------------------------------------------------- --------------------------------------



The securities (other than short-term debt securities) of the Funds, except the USAZ Money Market Fund, the USAZ AIM International Equity Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer International Growth Fund and the USAZ Van Kampen Global Franchise Fund, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Funds' Trustees. After the pricing of a security has been established for these Funds, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.

Each foreign security held by the USAZ AIM International Equity Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer International Growth Fund and the USAZ Van Kampen Global Franchise Fund is valued on a daily basis using a fair valuation program approved by the Funds' Trustees and administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) rather than using the last closing price of such foreign security on its principal overseas market or exchange.


The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

                                MONEY MARKET FUND

The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined each day at 1:00 p.m. Eastern Time, on days the NYSE is open. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

                        PURCHASE AND REDEMPTION OF SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific USAllianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

THE DISTRIBUTOR MAY REJECT A PURCHASE ORDER IF IT CONSIDERS IT IN THE BEST INTEREST OF THE FUND AND ITS SHAREHOLDERS.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

The Funds currently permit an exchange between individual Funds in which the "sale" of shares of one Fund and the "purchase" of shares another Fund occur on the same day, rather than on successive days. [Shares of a particular class of a Fund may be exchanged only for shares of that same class in another Fund.] These transactions are processed at the net asset values of the respective Funds on the day the exchange occurs. This exchange privilege may be modified for shareholders that the Manager identifies as engaging in market timing or other abusive trading activities. Pursuant to this modified exchange privilege, the exchange will occur as of a time and at a net asset value that is established no less than 24 hours after our receipt of exchange instructions in good order.

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

                                  MARKET TIMING


The Funds are not designed for professional market timing organizations or other persons using programmed, large or frequent exchanges. Such activity may be disruptive to the Funds. The Funds' have adopted a policy for detecting and deterring market timing activity. However, because the Funds are sold only through variable annuity contracts and variable life insurance policies offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the Fund level. As such, a significant amount of the activity of monitoring and restricting market timing activity may occur at the separate account level. It is possible that this dual monitoring of market timing activity and the allocation of significant responsibility to the issuing insurance company could subject persons allocating money to the Funds to risks. Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level.


The Funds have reserved the right, however, to impose restrictions on exchange privileges or to reject a purchase order if, in the judgment of the Manager, a Fund would be unable to invest effectively in accordance with its investment objectives and policies. Excessive exchange activity can disrupt management strategy and increase expenses, which are borne by all shareholders, regardless of their activity. The Funds do not make accommodations to allow frequent exchanges and they have no arrangements with anyone to allow frequent exchanges.


In the event that the Funds detect what they believe may constitute inappropriate trading, the Funds typically would notify the insurance company issuing the Contract that is engaging in this trading. At that point, either the Fund or the insurance company would take action against activities found to be inappropriate, which action may include restricting or prohibiting purchases or transfers into certain funds, or requiring that all purchases and transfer requests be sent by US mail. It can be expected that most restrictions will be imposed by the insurance company.


It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both one of the Funds and a fund managed by a totally separate trust, with the result that the Funds may not be best positioned to identify inappropriate transfers. The Funds anticipate that they will work actively with the issuers of contracts and policies to monitor and regulate trading activity.

The Trust does not provide waivers permitting excessive or inappropriate trading for individual customers or classes of customers. The Trust may, however, lift restrictions previously imposed on certain specific customers upon receipt of adequate assurance that unacceptable trading activities previously engaged in by those customers have been discontinued and will not be re-commenced.

                            DISTRIBUTION (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In most instances, shares of each Fund pay an annual Rule 12b-1 fee in the amount of 0.25% of its average daily net assets. In the case of Funds that offer more than one class of shares, Class 2 shares are assessed a 12b-1 fee. Class 1 shares do not pay a 12b-1 fee. The USAZ Oppenheimer Main Street Fund, USAZ Oppenheimer Global Fund, USAZ Davis NY Venture Fund and USAZ Dreyfus Premier Small Cap Value Fund have two classes of shares.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the USAZ Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance contract.

Persons investing in variable annuity contracts or variable life insurance contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

The following information has been audited by KPMG LLP, independent certified public accountants. It is an integral part of the Funds' audited financial statements included in the Funds' Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from USAllianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113. No information is presented for USAZ Oppenheimer Main Street Fund, USAZ Oppenheimer Global Fund, USAZ Dreyfus Premier Small Cap Value Fund, and USAZ Van Kampen Equity and Income Fund because these Fund's operations had not yet commenced during the periods presented.



USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                INVESTMENT ACTIVITIES             DIVIDENDS TO SHAREHOLDERS FROM:
                                                       ----------------------------------------  -----------------------------------
                                                       ----------------------------------------  -----------------------------------
                                                                     NET REALIZED
                                                                    AND UNREALIZED
                                          NET ASSET
                                            VALUE,         NET          GAINS/      TOTAL           NET         NET
                                                                                       FROM
                                          BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT   INVESTMENT   REALIZED      TOTAL
                                          OF PERIOD    INCOME/(LOSS) INVESTMENTS,   ACTIVITIES    INCOME       GAINS      DIVIDENDS
                                                                    FOREIGN
                                                                    CURRENCIES
                                                                     AND FUTURES
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
------------------------------------------
  Year Ended December 31, 2003              $ 5.48       (0.03)          2.09          2.06          -           -            -
------------------------------------------
  Year Ended December 31, 2002              $ 8.10       (0.02)         (2.60)        (2.62)         -           -            -
------------------------------------------
  May 1, 2001 to December 31, 2001 (a)     $ 10.00       (0.02)         (1.88)        (1.90)         -           -            -
------------------------------------------
USAZ OPPENHEIMER EMERGING TECHNOLOGIES
FUND
------------------------------------------
  Year Ended December 31, 2003              $ 6.34       (0.05)          2.71          2.66          -           -            -
------------------------------------------
  Year Ended December 31, 2002             $ 10.77       (0.06)         (4.37)        (4.43)         -           -            -
------------------------------------------
  November 5, 2001 to December 31, 2001    $ 10.00       (0.02)          0.79          0.77          -           -            -
(a)
------------------------------------------
USAZ OPPENHEIMER INTERNATIONAL GROWTH
FUND
------------------------------------------
  Year Ended December 31, 2003              $ 8.75        0.12           2.81          2.93       (0.10)       (0.01)       (0.11)
------------------------------------------
  Year Ended December 31, 2002             $ 10.25        0.09          (1.50)        (1.41)      (0.09)         -          (0.09)
------------------------------------------
  November 5, 2001 to December 31, 2001    $ 10.00       (0.01)          0.26          0.25          -           -            -
(a)
------------------------------------------
USAZ DREYFUS FOUNDERS GROWTH AND INCOME
FUND
------------------------------------------
  Year Ended December 31, 2003              $ 7.30       (0.01)          1.78          1.77          -           -            -
------------------------------------------
  Year Ended December 31, 2002             $ 10.55       (0.01)         (3.23)        (3.24)         -         (0.01)       (0.01)
------------------------------------------
  November 5, 2001 to December 31, 2001    $ 10.00         -*            0.55          0.55          -           -            -
(a)
------------------------------------------
USAZ VAN KAMPEN GROWTH FUND
------------------------------------------
  Year Ended December 31, 2003              $ 7.28       (0.05)          2.12          2.07          -           -            -
------------------------------------------
  Year Ended December 31, 2002              $ 9.61       (0.02)         (2.31)        (2.33)         -           -            -
------------------------------------------
  May 1, 2001 to December 31, 2001 (a)     $ 10.00       (0.03)         (0.36)        (0.39)         -           -            -
------------------------------------------
USAZ PIMCO PEA RENAISSANCE FUND
------------------------------------------
  Year Ended December 31, 2003              $ 8.23         -*            4.82          4.82         -*         (0.12)       (0.12)
------------------------------------------
  Year Ended December 31, 2002             $ 11.02         -*           (2.76)        (2.76)        -*         (0.03)       (0.03)
------------------------------------------
  November 5, 2001 to December 31, 2001    $ 10.00         -*            1.02          1.02         -*           -            -*
(a)
------------------------------------------
USAZ PIMCO PEA VALUE FUND
------------------------------------------
  Year Ended December 31, 2003              $ 8.15        0.06           3.62          3.68       (0.06)         -          (0.06)
------------------------------------------
  Year Ended December 31, 2002             $ 10.96        0.02          (2.74)        (2.72)      (0.02)       (0.07)       (0.09)
------------------------------------------
  November 5, 2001 to December 31, 2001    $ 10.00         -*            0.96          0.96         -*           -            -*
(a)
------------------------------------------
USAZ VAN KAMPEN EMERGING GROWTH FUND
------------------------------------------
  Year Ended December 31, 2003              $ 6.24       (0.03)          1.69          1.66          -           -            -
------------------------------------------
  Year Ended December 31, 2002              $ 9.22       (0.01)         (2.97)        (2.98)         -           -            -
------------------------------------------
  May 1, 2001 to December 31, 2001 (a)     $ 10.00       (0.01)         (0.77)        (0.78)         -           -            -
------------------------------------------
USAZ VAN KAMPEN COMSTOCK FUND
------------------------------------------
  Year Ended December 31, 2003              $ 7.44        0.08           2.19          2.27       (0.08)         -          (0.08)
------------------------------------------
  Year Ended December 31, 2002              $ 9.39        0.03          (1.92)        (1.89)      (0.03)       (0.03)       (0.06)
------------------------------------------
  May 1, 2001 to December 31, 2001 (a)     $ 10.00        0.03          (0.59)        (0.56)      (0.03)       (0.02)       (0.05)
------------------------------------------
USAZ LEGG MASON VALUE FUND (FORMERLY
USAZ PIMCO PEA GROWTH AND INCOME FUND)
------------------------------------------
  Year Ended December 31, 2003              $ 8.13        0.11           1.98          2.09       (0.11)         -          (0.11)
------------------------------------------
  Year Ended December 31, 2002             $ 10.14        0.10          (2.01)        (1.91)      (0.10)         -          (0.10)
------------------------------------------
  November 5, 2001 to December 31, 2001    $ 10.00        0.02           0.14          0.16       (0.02)         -          (0.02)
(a)
------------------------------------------
USAZ VAN KAMPEN GROWTH AND INCOME FUND
------------------------------------------
  Year Ended December 31, 2003              $ 8.21        0.08           2.16          2.24       (0.08)         -          (0.08)
------------------------------------------
  Year Ended December 31, 2002              $ 9.70        0.07          (1.49)        (1.42)      (0.07)         -          (0.07)
------------------------------------------
  May 1, 2001 to December 31, 2001 (a)     $ 10.00        0.06          (0.30)        (0.24)      (0.06)         -          (0.06)
------------------------------------------
USAZ DAVIS NY VENTURE FUND
------------------------------------------
  Year Ended December 31, 2003              $ 7.86        0.06           2.24          2.30       (0.06)         -          (0.06)
------------------------------------------
  Year Ended December 31, 2002             $ 10.45        0.07          (2.58)        (2.51)      (0.07)       (0.01)       (0.08)
------------------------------------------
  November 5, 2001 to December 31, 2001    $ 10.00        0.02           0.45          0.47       (0.02)         -          (0.02)
(a)
------------------------------------------
USAZ AIM BASIC VALUE FUND
------------------------------------------
  Year Ended December 31, 2003              $ 7.63       (0.01)          2.53          2.52          -           -            -
------------------------------------------
  May 1, 2002 to December 31, 2002 (a)     $ 10.00        0.01          (2.37)        (2.36)      (0.01)         -          (0.01)
------------------------------------------
USAZ AIM BLUE CHIP FUND
------------------------------------------
  Year Ended December 31, 2003              $ 8.09         -*            1.97          1.97         -*           -            -*
------------------------------------------
  May 1, 2002 to December 31, 2002 (a)     $ 10.00         -*           (1.91)        (1.91)        -*           -            -*
------------------------------------------
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
------------------------------------------
  Year Ended December 31, 2003              $ 7.62       (0.03)          2.81          2.78          -           -            -
------------------------------------------
  May 1, 2002 to December 31, 2002 (a)     $ 10.00       (0.02)         (2.36)        (2.38)         -           -            -
------------------------------------------
USAZ AIM INTERNATIONAL EQUITY FUND
------------------------------------------
  Year Ended December 31, 2003              $ 8.16        0.01           2.20          2.21       (0.02)         -          (0.02)
------------------------------------------
  May 1, 2002 to December 31, 2002 (a)     $ 10.00       (0.01)         (1.83)        (1.84)         -           -            -
------------------------------------------


                                      107

USAZ OPPENHEIMER EMERGING GROWTH FUND
------------------------------------------
  Year Ended December 31, 2003              $ 8.09       (0.07)          5.09          5.02          -         (0.10)       (0.10)
------------------------------------------
  May 1, 2002 to December 31, 2002 (a)     $ 10.00       (0.02)         (1.89)        (1.91)         -           -            -
------------------------------------------
USAZ MONEY MARKET FUND
------------------------------------------
  Year Ended December 31, 2003              $ 1.00         -*             -*            -*          -*           -            -*
------------------------------------------
  Year Ended December 31, 2002              $ 1.00        0.01            -*           0.01       (0.01)         -          (0.01)
------------------------------------------
  Year Ended December 31, 2001              $ 1.00        0.03            -            0.03       (0.03)         -          (0.03)
------------------------------------------
   February 1, 2000 to December 31, 2000    $ 1.00        0.05            -            0.05       (0.05)         -          (0.05)
(a)
------------------------------------------
USAZ PIMCO NFJ SMALL CAP VALUE FUND
------------------------------------------
  May 1, 2003 to December 31, 2003 (a)     $ 10.00        0.08           2.75          2.83       (0.08)       (0.04)       (0.12)
------------------------------------------
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
------------------------------------------
  May 1, 2003 to December 31, 2003 (a)     $ 10.00        0.02           2.36          2.38       (0.01)         -*         (0.01)
------------------------------------------

------------------------------------------
*   Amount less than $.005.
-----------------------------------------------------------------------------------------------
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
-----------------------------------------------------------------------------------------------
***During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
------------------------------------------
(a) Period from commencement of operations.
------------------------------------------
(b) Not annualized for periods less than one year.
------------------------------------------
(c) Annualized for periods less than one year.
------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

<


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------

-------------                 -------------------------------------------------------------------------------------
                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
-------------                 -------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------
                                    NET               NET
                                                  INVESTMENT          EXPENSES           EXPENSES
                                                 INCOME/(LOSS)         BEFORE             NET OF
                                                NET OF WAIVERS/       WAIVERS/           WAIVERS/
                                                REIMBURSEMENTS   REIMBURSEMENTS***    REIMBURSEMENTS
-------------                                                                        ------------------
-------------
 NET ASSET                        ASSETS,
                                                                                     ------------------
   VALUE,                         END OF                                                                PORTFOLIO
-------------                                                                        ------------------
   END OF           TOTAL         PERIOD                                                                TURNOVER
                  RETURN **
-------------                                                                        ------------------
   PERIOD                        ($000'S)                                                                 RATE
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------
-------------
   $ 7.54         37.59%         $ 48,691           (0.80)%              1.51%              1.25%        184.79%
-------------
   $ 5.48        (32.35)%        $ 12,265           (0.76)%              3.12%              1.25%        260.54%
-------------
   $ 8.10        (19.00)% (b)     $ 2,999           (0.72)% (c)          7.59% (c)          1.25% (c)    188.58%
-------------

-------------
   $ 9.00         41.96%         $ 39,938           (1.04)%              1.54%              1.25%        170.59%
-------------
   $ 6.34        (41.13)%         $ 9,231           (1.12)%              2.61%              1.25%        122.33%
-------------
  $ 10.77         7.70%   (b)     $ 8,718           (1.02)% (c)          3.19% (c)          1.24% (c)    10.69%
-------------


-------------
   $11.57         33.77%         $ 14,660             1.05%              1.91%              1.25%         9.22%
-------------
   $ 8.75        (13.90)%         $ 6,395             0.91%              3.36%              1.25%         5.19%
-------------
   $10.25         2.50%   (b)     $ 5,324           (0.52)% (c)          3.56% (c)          1.25% (c)       -
-------------


-------------
   $ 9.07         24.25%         $ 52,200           (0.16)%              1.39%              1.10%        44.54%
-------------
   $ 7.30        (30.70)%        $ 19,191           (0.30)%              2.15%              1.10%        34.77%
-------------
   $10.55         5.50%   (b)     $ 7,977           (0.12)% (c)          3.36% (c)          1.09% (c)     4.88%
-------------


-------------
   $ 9.35         28.43%         $ 52,424           (0.73)%              1.48%              1.20%        229.34%
-------------
   $ 7.28        (24.25)%        $ 19,053           (0.50)%              2.31%              1.20%        179.22%
-------------
   $ 9.61        (3.90)%  (b)     $ 5,461           (0.68)% (c)          4.46% (c)          1.20% (c)    103.16%
-------------

-------------
   $12.93         58.66%         $252,374           (0.02)%              1.25%              1.10%        61.79%
-------------
   $ 8.23        (25.08)%        $ 78,249             0.06%              1.40%              1.10%        66.85%
-------------
   $11.02         10.20%  (b)     $ 9,197           (0.07)% (c)          2.96% (c)          1.07% (c)     8.84%
-------------

-------------
   $11.77         45.21%         $ 84,964             0.73%              1.27%              1.10%        80.85%
-------------
   $ 8.15        (24.90)%        $ 23,347             0.57%              1.78%              1.10%        115.67%
-------------
   $10.96         9.63%   (b)     $ 6,461             0.11% (c)          3.43% (c)          1.09% (c)    15.83%
-------------

-------------
   $ 7.90         26.60%         $109,338           (0.58)%              1.38%              1.10%        160.26%
-------------
   $ 6.24        (32.32)%        $ 36,137           (0.40)%              2.07%              1.10%        188.69%
-------------
   $ 9.22        (7.80)%  (b)     $ 6,209           (0.21)% (c)          3.81% (c)          1.10% (c)    160.81%
-------------

-------------
   $ 9.63         30.53%         $201,265             1.08%              1.28%              1.20%        36.85%
-------------
   $ 7.44        (19.87)%        $ 72,833             1.14%              1.48%              1.20%        49.06%
-------------
   $ 9.39        (5.63)%  (b)    $ 17,029             1.01% (c)          3.01% (c)          1.20% (c)    32.23%
-------------

-------------
   $10.11         25.89%         $ 32,322             1.42%              1.32%              1.10%        38.60%
-------------
   $ 8.13        (18.88)%         $ 8,586             1.31%              2.30%              1.10%        61.45%
-------------
   $10.14         1.63%   (b)     $ 5,165             1.54% (c)          3.70% (c)          1.09% (c)     6.46%
-------------

-------------
   $10.37         27.46%         $146,172             1.07%              1.29%              1.10%        57.44%
-------------
   $ 8.21        (14.71)%        $ 47,721             0.94%              1.58%              1.10%        60.56%
-------------
   $ 9.70        (2.41)%  (b)    $ 16,401             1.00% (c)          2.71% (c)          1.10% (c)    56.31%
-------------


-------------
   $10.10         29.43%         $ 48,998             0.80%              1.39%              1.10%        21.56%
-------------
   $ 7.86        (24.18)%        $ 15,988             0.83%              2.18%              1.10%        58.40%
-------------
   $10.45         4.67%   (b)     $ 8,602             1.06% (c)          3.28% (c)          1.09% (c)     8.63%
-------------

-------------
   $10.15         33.03%         $ 91,232           (0.10)%              1.28%              1.10%        17.11%
-------------
   $ 7.63        (23.64)% (b)    $ 20,776             0.22% (c)          2.19% (c)          1.10% (c)    13.05%
-------------

-------------
   $10.06         24.39%         $ 66,233             0.06%              1.38%              1.15%        19.22%
-------------
   $ 8.09        (19.08)% (b)    $ 11,680             0.05% (c)          2.88% (c)          1.15% (c)    46.38%
-------------

-------------
   $10.40         36.48%         $ 30,276           (0.55)%              1.63%              1.20%        139.34%
-------------
   $ 7.62        (23.80)% (b)     $ 6,131           (0.51)% (c)          3.78% (c)          1.20% (c)    133.17%
-------------

-------------
   $10.35         27.14%         $ 21,795             0.24%              2.15%              1.25%        83.36%
-------------
   $ 8.16        (18.40)% (b)     $ 8,298           (0.16)% (c)          3.70% (c)          1.25% (c)    74.30%
-------------

                                      109

-------------
   $13.01         62.03%         $ 64,589           (1.11)%              1.39%              1.25%        174.59%
-------------
   $ 8.09        (19.10)% (b)    $ 13,913           (0.57)% (c)          2.38% (c)          1.25% (c)    144.70%
-------------

-------------
   $ 1.00         0.34%          $ 186,491            0.34%              0.88%              0.88%          N/A
-------------
   $ 1.00         0.84%          $ 193,157            0.81%              0.89%              0.87%          N/A
-------------
   $ 1.00         3.27%          $ 104,481            2.53%              1.21%              0.90%          N/A
-------------
   $ 1.00         5.21%   (b)    $ 22,258             5.62% (c)          1.51% (c)          0.90% (c)      N/A
-------------

-------------
   $12.71         28.38%  (b)    $ 25,494             1.54% (c)          1.60% (c)          1.25% (c)    13.67%
-------------

-------------
   $12.37         23.90%  (b)    $ 23,982             0.57% (c)          1.70% (c)          1.35% (c)     3.31%
-------------

-------------------------------------------------------------------------------------------------------------------

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the USAllianz VIP Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                              USALLIANZ VIP FUNDS
                              3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                              TELEPHONE: 1-877-833-7113

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
450 5th Street, N.W.
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov.

(The SEC charges a fee to copy any documents.)









Investment Company Act file no. 811-9491.

                  PART B - Statement of Additional Information


                       STATEMENT OF ADDITIONAL INFORMATION



                            USAZ AIM BASIC VALUE FUND

                             USAZ AIM BLUE CHIP FUND

                      USAZ AIM DENT DEMOGRAPHIC TRENDS FUND

                       USAZ AIM INTERNATIONAL EQUITY FUND

                           USAZ DAVIS NY VENTURE FUND

                  USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND

                    USAZ DREYFUS PREMIER SMALL CAP VALUE FUND

                         USAZ JENNISON 20/20 FOCUS FUND

                            USAZ JENNISON GROWTH FUND

                           USAZ LEGG MASON VALUE FUND
                (FORMERLY USAZ PIMCO PEA GROWTH AND INCOME FUND)

                      USAZ OPPENHEIMER EMERGING GROWTH FUND

                   USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND

                          USAZ OPPENHEIMER GLOBAL FUND

                   USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND

                        USAZ OPPENHEIMER MAIN STREET FUND

                       USAZ PIMCO NFJ SMALL CAP VALUE FUND

                         USAZ PIMCO PEA RENAISSANCE FUND

                            USAZ PIMCO PEA VALUE FUND

                             USAZ MONEY MARKET FUND

                   USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND

                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND

                          USAZ VAN KAMPEN COMSTOCK FUND

                      USAZ VAN KAMPEN EMERGING GROWTH FUND

                     USAZ VAN KAMPEN EQUITY AND INCOME FUND

                      USAZ VAN KAMPEN GLOBAL FRANCHISE FUND

                     USAZ VAN KAMPEN GROWTH AND INCOME FUND

                           USAZ VAN KAMPEN GROWTH FUND



                                EACH A "FUND" OF

           USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")



                                 APRIL 29, 2005


         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2004, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113.

                                TABLE OF CONTENTS

                                                                                                              PAGE

INVESTMENT STRATEGIES AND POLICIES....................................................................          4
         The Funds....................................................................................          4
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES...............................          8
         Bank Obligations.............................................................................         12
         Commercial Paper.............................................................................         12
         Variable and Floating Rate Demand and Master Demand Notes....................................         12
         Foreign Securities...........................................................................         13
         Securities of Other Investment Companies.....................................................         14
           Exchange Traded Funds......................................................................         15
         U.S. Government Obligations..................................................................         15
         When-Issued and Delayed Delivery Securities..................................................         15
           Mortgage-Related Securities................................................................         16
         Zero Coupon and Pay-in-Kind Securities.......................................................         18
         Taxable and Tax Exempt Municipal Securities..................................................         18
         Corporate Debt Securities....................................................................         19
         Illiquid Securities..........................................................................         19
         Repurchase Agreements........................................................................         20
         Reverse Repurchase Agreements and Dollar Roll Agreements.....................................         20
         Derivative Instruments.......................................................................         21
         Options Trading..............................................................................         21
         Futures Contracts............................................................................         22
         Risks of Futures and Options Investments.....................................................         22
         Forward Foreign Currency Exchange Contracts..................................................         23
         Foreign Currency Options and Futures Transactions............................................         23
         Lending of Portfolio Securities..............................................................         24
         Common Stocks................................................................................         24
         Preferred Stocks.............................................................................         24
         Convertible Securities.......................................................................         24
         Special Situation Companies..................................................................         25
         Warrants and Rights..........................................................................         25
         Real Estate Investment Trusts................................................................         25
         Investment in Unseasoned Issuers.............................................................         25
         Short Sales against the Box..................................................................         25
         Risks of Techniques Involving Leverage.......................................................         26
         Swap Agreements..............................................................................         26
         Investment Restrictions......................................................................         27
         Portfolio Turnover...........................................................................         29
         Disclosure of Portfolio Holdings.............................................................         29
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........................................................         30
NET ASSET VALUE.......................................................................................         30
         Valuation of the Money Market Fund...........................................................         30
         Valuation of the Non-Money Market Funds......................................................         30
         Redemption in Kind...........................................................................         31


                                       2


                                                                                                              PAGE

MANAGEMENT OF THE TRUST...............................................................................         32
         Trustees and Officers........................................................................         32
         Approval of Investment Advisory Contract.....................................................         36
         Control Persons and Principal Holders of Securities..........................................         38
         The Manager..................................................................................         40
         The Subadvisers..............................................................................         42
         Van Kampen Asset Management..................................................................         45
         PEA Capital LLC (formerly PIMCO Equity Advisors LLC).........................................         45
         NFJ Investment Group LP......................................................................         45
         PIMCO Advisors Retail Holdings LLC...........................................................         45
         A I M Capital Management, Inc................................................................         46
         Davis Selected Advisers, L.P.................................................................         46
         The Dreyfus Corporation......................................................................         46
         Founders Asset Management LLC................................................................         46
         Jennison Associates, LLC.....................................................................         46
         Legg Mason Funds Management, Inc.............................................................         46
         OppenheimerFunds, Inc........................................................................         46
         Prudential Investment Management, Inc. ......................................................         46
         Salomon Brothers Asset Management Inc........................................................         46
         Affiliated Persons...........................................................................         46
         Portfolio Transactions.......................................................................         47
         Affiliated Brokers...........................................................................         48
         Administrator, Transfer Agent and Fund Accountant............................................         50
         Distributor..................................................................................         52
         Custodian....................................................................................         54
         Independent Auditors.........................................................................         54
         Legal Counsel................................................................................         54
         Codes of Ethics..............................................................................         54
ADDITIONAL INFORMATION................................................................................         55
         Description of Shares........................................................................         55
         Vote of a Majority of the Outstanding Shares.................................................         55
         Additional Tax Information...................................................................         56
         Additional Tax Information Concerning the Oppenheimer International Growth Fund,
         AIM International Equity Fund, Oppenheimer Emerging Growth Fund, VK Global
         Franchise Fund and Oppenheimer Global Fund...................................................         58
         Performance Information......................................................................         59
         Yields of the Money Market Fund..............................................................         59
         Yields of the Non-Money Market Funds.........................................................         59
         Calculation of Total Return..................................................................         60
         Miscellaneous................................................................................         60
         Financial Statements.........................................................................         61
APPENDIX A............................................................................................         62
         Commercial Paper Ratings.....................................................................         62
         Corporate and Long-Term Debt Ratings.........................................................         63
APPENDIX B - Proxy Voting Policies....................................................................         67
         USAllianz Variable Insurance Products Trust..................................................         67
         USAllianz Advisers, LLC (USAZ)...............................................................         69
         AIM Funds....................................................................................         72
         Davis Selected Advisers, L.P.................................................................         76
         Founders Asset Management LLC................................................................         90
         The Dreyfus Corporation - Mellon Financial Corporation.......................................         91
         Jennison Associates, LLC.....................................................................         96
         Legg Mason Capital Management, Inc...........................................................         97
         OppenheimerFunds, Inc........................................................................        103
         NFJ Investment Group LP - ADAM ..............................................................        111
         PIMCO Advisors Retail Holdings LLC...........................................................        124
         PIMCO Equity Advisors LLC....................................................................        130
         Morgan Stanley Investment Management - Van Kampen............................................        136
         Salomon Brothers Asset Management Inc........................................................        141


STATEMENT OF ADDITIONAL INFORMATION

         The Trust is an open-end management company organized in July 1999 as a Delaware business trust comprised of 24 separate investment portfolios. The Trust currently offers 23 variable net asset value funds and one money market fund. As of April 29, 2005 the Trust added 3 new funds as an investment option (the USAZ Jennison 20/20 Focus Fund, USAZ Jennison Growth Fund and USAZ Salomon Brothers Small Cap Growth Fund). See "Additional Information - Description of Shares" for further information regarding the funds of the trust.


As of July 27, 2004 the Fund name and Subadviser changed as follows:


--------------------------------------- ----------------------------------------
CURRENT FUND NAME AND (SUBADVISER)      PREVIOUS FUND NAME AND (SUBADVISER)
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
USAZ Legg Mason Value Fund              USAZ PIMCO PEA Growth and Income Fund
(Legg Mason Funds Management, Inc.)     (PEA Capital LLC)
--------------------------------------- ----------------------------------------



         The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

         Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Trust described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.

                       INVESTMENT STRATEGIES AND POLICIES
THE FUNDS


USAZ AIM BASIC VALUE FUND ("AIM BASIC VALUE FUND")
USAZ AIM BLUE CHIP FUND ("AIM BLUE CHIP FUND")
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND ("AIM DENT DEMOGRAPHIC TRENDS FUND")
USAZ AIM INTERNATIONAL EQUITY FUND ("AIM INTERNATIONAL EQUITY FUND")
USAZ DAVIS NY VENTURE FUND ("DAVIS NY VENTURE FUND")
USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND ("DREYFUS FOUNDERS GROWTH & INCOME FUND")
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND ("DREYFUS PREMIER SMALL CAP VALUE FUND")
USAZ JENNISON 20/20 FOCUS FUND ("JENNISON 20/20 FOCUS FUND")
USAZ JENNISON GROWTH FUND ("JENNISON GROWTH FUND")
USAZ LEGG MASON VALUE FUND ("LEGG MASON VALUE FUND")
USAZ OPPENHEIMER EMERGING GROWTH FUND ("OPPENHEIMER EMERGING GROWTH FUND")
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND ("OPPENHEIMER EMERGING TECH FUND")
USAZ OPPENHEIMER GLOBAL FUND ("OPPENHEIMER GLOBAL FUND")
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND ("OPPENHEIMER INT'L GROWTH FUND")
USAZ OPPENHEIMER MAIN STREET FUND ("OPPENHEIMER MAIN STREET FUND")
USAZ PIMCO NFJ SMALL CAP VALUE FUND ("PIMCO SMALL CAP VALUE FUND")
USAZ PIMCO PEA RENAISSANCE FUND ("PIMCO RENAISSANCE FUND")
USAZ PIMCO PEA VALUE FUND ("PIMCO VALUE FUND")
USAZ MONEY MARKET FUND ("MONEY MARKET FUND")
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND ("SALOMON BROTHERS SMALL CAP GROWTH FUND")
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND ("VK AGGRESSIVE GROWTH FUND")
USAZ VAN KAMPEN COMSTOCK FUND ("VK COMSTOCK FUND")
USAZ VAN KAMPEN EMERGING GROWTH FUND ("VK EMERGING GROWTH FUND")
USAZ VAN KAMPEN EQUITY AND INCOME FUND ("VK EQUITY AND INCOME FUND")
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND ("VK GLOBAL FRANCHISE FUND")
USAZ VAN KAMPEN GROWTH AND INCOME FUND ("VK GROWTH AND INCOME FUND")
USAZ VAN KAMPEN GROWTH FUND ("VK GROWTH FUND")



         Temporary, Defensive Investments. As described in the Prospectus, each Fund, except the Money Market Fund, may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short term debt instruments) for temporary defensive purposes when the Subadviser has determined that market or economic conditions so warrant.

         These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies" -- "Bank Obligations", "Government Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes").

         In addition to the information shown in the table under "Additional Information on Portfolio Instruments and Investment Policies", the following sets forth specific limitations in certain investments for certain Funds. These limitations may be changed without a shareholder vote, except for those designated as fundamental under the section entitled "Investment Restrictions" in this Statement of Additional Information. Fundamental limitations may be changed by a vote of the majority of the outstanding shares of a particular Fund. A majority means the lesser of (a) 67% of the voting power of the shares of the Fund present at a meeting where more than 50% of the outstanding voting power of the Fund is present in person or by proxy, or (b) more than 50% of the outstanding voting power of the Fund.

         AIM BASIC VALUE FUND. The Fund's investments in REITs will not exceed 15% of the total assets of the Fund. The Fund may invest up to 25% of its assets in foreign securities. The debt obligations that the Fund invests in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. The Fund will limit its purchases of debt securities to investment grade debt obligations. The Fund may not purchase additional securities if borrowing exceeds 5% of its total assets. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         AIM BLUE CHIP FUND. The Fund's investments in REITs will not exceed 15% of the total assets of the Fund. The Fund may invest up to 25% of its total assets in foreign securities. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         AIM DENT DEMOGRAPHIC TRENDS FUND. The Fund's investments in REITs will not exceed 15% of the total assets of the Fund. The Fund may invest up to 25% of its total assets in foreign securities. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         AIM INTERNATIONAL EQUITY FUND. The Fund may invest in equity and debt securities issued by REITs. Such investments will not exceed 15% of the total assets of the Fund. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         DAVIS NY VENTURE FUND: The Fund may not sell short more than 5% of its total assets. The Fund may not purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities. (See "Additional Information on Portfolio Instruments and Investment Policies - Illiquid Securities".) The Fund may not invest 25% or more of its investments in the securities of issuers primarily engaged in any particular industry. The Fund will not purchase debt securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 35% of the Fund's net assets to be invested in such lower-rated securities. The Fund will not purchase an option if the purchase would cause the total premiums (at market) of all options then owned to exceed 5% of the Fund's total assets. The Fund will not sell covered calls if the transaction would cause the total premiums (at market) of all covered calls then written to exceed 25% of the Fund's total assets. The fund will not engage in a futures transaction if the transaction would cause the nominal value of futures contracts than purchased or sold to exceed 25% of the Fund's total assets. The Fund may borrow up to 33 and one third of its total assets, taken at market value. The Fund does not invest for the purpose of exercising control or management of other companies.

         DREYFUS FOUNDERS GROWTH AND INCOME FUND: The Fund may invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its total assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade, either at the time of purchase or as a result of a rating reduction after purchase, or in unrated securities believed to be equivalent in quality to securities rated below investment grade; this 5% limitation does not apply to preferred stocks. The Fund will not purchase securities when borrowings are greater than 5% of the value of the Fund's total assets.

         DREYFUS PREMIER SMALL CAP VALUE FUND: The Fund may invest up to 15% of the value of its net assets in illiquid securities. (See "Additional Information on Portfolio Instruments and Investment Policies - Illiquid Securities".) The Fund may also invest up to 5% of its net assets in warrants. The Fund will not purchase put or call options that are traded on a national stock exchange in an amount exceeding 5% of its net assets. The Fund will not enter into futures contracts to the extent that its outstanding obligations under these contracts would exceed 25% and 5%, respectively, of the Fund's total assets. The Fund may not purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry.


         JENNISON 20/20 FOCUS FUND: The Fund may invest more than 5% in any one issuer. The Fund may borrow up to 33 1/3% of the value of its total assets and may pledge up to 33 1/3% of its total assets to secure these borrowings. The Fund may lend up to 33 1/3% of its securities (including collateral received in the transaction) to others for cash management purposes. Up to 15% of the Fund's net assets can be held in illiquid securities, including the securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days. The Fund will not invest more than 5% of its total assets in unattached rights and warrants. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may invest up to 5% of its total assets in structured notes. No more than 25% of the Fund's net asset will be, when added together,
(1) deposited as collateral for the obligation to replace securities borrowed to effect short sales, (2) segregated in connection with short sales and (3) used as cover for short sales. Short sales "against the box" are not subject to this limitation. The Fund may invest up to 10% of its total assets in securities of other non-affiliated investment companies.

         JENNISON GROWTH FUND: The Fund may invest up to 20% of its total assets in foreign equity securities. This does not include ADRs and other similar receipts or shares in U.S. markets. Up to 25% of the Fund's net assets may be subject to short sales, including short sales "against the box". The Fund can borrow up to 33 1/3 % of the value of its total assets and may pledge up to 33 1/3% of its total assets to secure these borrowings. The Fund may invest up to 25% of its assets in shares of affiliated money market funds or open-ended short-term bond funds with a portfolio maturity of three years or less. The Fund may lend up to 33 1/3% of the value of its total assets including collateral received in the transaction. The Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days.

         LEGG MASON VALUE FUND. The Fund does not intend to invest more than 25% of its total assets in foreign securities, does not intend to invest more than 5% of its net assets in indexed securities and does not intend to lend more than 5% of its portfolio securities at any given time. The Fund will not invest more than 15% of its assets in illiquid investments. The Fund may enter into futures contracts and related options provided that not more than 5% of its net assets are required as a futures contract deposit and/or premium; in addition, the Fund may not enter into futures contracts or related options if, as a result, more than 20% of its total assets would be so invested. The Fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. The Fund may not invest more than 5% of its net assets in municipal obligations (including participation interests), may not invest more than 5% of its net assets in either zero coupon bonds or pay-in-kind bonds and may not invest more than 5% of its net assets in floating and variable rate obligations. The Fund will not: (a) invest more than 10% of its total assets in securities of other investment companies; (b) invest more than 5% of its total assets in securities of any investment company; and (c) purchase more than 3% of the outstanding voting stock of any investment company. The Fund will not invest more than 25% of its total assets in a particular industry.


         OPPENHEIMER EMERGING GROWTH FUND. Up to 25% of the Fund's total assets may be subject to calls the Fund writes. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         OPPENHEIMER EMERGING TECHNOLOGIES FUND. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. (See "Additional Information on Portfolio Instruments and Investment Policies - Illiquid Securities".) The Fund can invest up to 5% of its total assets in warrants or rights. Up to 25% of the Fund's total assets may be subject to calls the Fund writes. The Fund cannot buy or sell real estate. The Fund cannot purchase securities on margin. The Fund cannot invest in companies for the purpose of acquiring control or management of those companies. The Fund cannot invest in oil, gas or other mineral exploration or development programs. The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign any of its assets to secure a debt.

         OPPENHEIMER GLOBAL FUND: The Fund may invest less than 25% of its net assets in any one industry and it may invest up to 10% of its net assets in illiquid or restricted securities. (See "Additional Information on Portfolio Instruments and Investment Policies" - "Illiquid Securities"). The Fund may invest in a number of different kinds of derivative investments to seek increased returns or to try to hedge investment risks. It does not currently do so to a significant degree. (See "Additional Information on Portfolio Instruments and Investment Policies" - "Derivative Instruments"). The Fund may invest in rights or warrants but does not expect that these investments will exceed 5% of its total assets.

         OPPENHEIMER INTERNATIONAL GROWTH FUND: The Fund may invest up to 25% of its total assets in debt securities including up to 5% of its total assets in lower rated debt securities. The Fund may invest up to 15% of its net assets in illiquid securities, provided that no more than 10% of its net assets are invested in restricted securities. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (including collateral for securities loaned.) The Fund may invest up to 5% of its total assets in swap agreements, put and call options and collars.

         The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. The Fund may not invest more than 30% of its total assets in total return swaps, and call or put options may be purchased only if, after such purchase, the value of the options would not exceed 5% of the Fund's total assets. With derivatives, the Subadviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Subadviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

         OPPENHEIMER MAIN STREET FUND: The Fund does not concentrate 25% or more of its net assets in any one industry. The Fund can invest up to 25% of its total assets in lower-grade securities, but it may not invest more than 10% of its total assets in lower-grade securities that are not convertible. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.

         PIMCO SMALL-CAP VALUE FUND. The Fund may lend up to one third of its total assets. The Fund may invest in the following: convertible securities, derivatives, repurchase agreements and reverse repurchase agreements. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to up to no more than one third of its total assets. The Fund may invest in up to 15% of its net assets in illiquid securities. The Fund may make short sales if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration.

         PIMCO RENAISSANCE FUND. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities.

         PIMCO VALUE FUND. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities.

         MONEY MARKET FUND. The Fund invests only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality by the Subadviser pursuant to standards adopted by the Board of Trustees. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest have 397 days or less to maturity and are considered, under the Investment Company Act of 1940, as amended, to be rated in one of the two highest short term rating categories or, if unrated, are of comparable quality to a security rated in one of the two highest short term ratings categories and have a long term rating in the three highest long term ratings categories. The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or, if unrated, are of comparable investment quality as determined by the Subadviser. The Fund's investments in bank loan participation agreements represent obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.


         SALOMON BROTHERS SMALL CAP GROWTH FUND: The Fund may invest up to 20% of its assets in equity securities of companies whose market capitalizations exceed the market capitalization of companies included in the Russell 2000 Index. The Fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt securities when the Subadviser believes that their total return potential equals or exceeds the potential return of equity securities. The Fund may invest up to 20% of its total assets in equity securities of foreign issuers. The Fund may invest up to 15% of its total assets in illiquid securities.

         VK AGGRESSIVE GROWTH FUND. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Subadviser (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Corporate Debt Securities"). The Fund may invest an amount up to 25% of its total assets at the time of purchase in securities subject to repurchase agreements (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Repurchase Agreements"). The Fund may invest up to 15% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities"). The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Lending of Portfolio Securities").

         VK COMSTOCK FUND. The Fund generally holds 10% of its total assets in high quality short term debt securities and in investment grade corporate debt securities for liquidity purposes. The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities").

         VK EMERGING GROWTH FUND. The Fund may also, under normal market conditions, hold up to 15% of its net assets in money market instruments (as defined previously under "Temporary, Defensive Investments") and repurchase agreements (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Repurchase Agreements"). The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities"). The Fund may also engage in the use of options, futures and forward contracts, including but not limited to, forward foreign currency exchange contracts and foreign currency options. The Fund is also permitted to invest in special situation companies, emerging markets securities, reverse repurchase agreement and securities of unseasoned issuers.

         VK EQUITY AND INCOME FUND. The Fund may invest up to 10% of its net assets in illiquid and certain restricted securities. The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. government) or purchase more than 10% of the outstanding voting securities of any one issuer, except as permitted by the 1940 Act. The Fund may not borrow money except for a temporary purpose and then not in excess of 10% of its net assets. The Fund may not purchase securities on margin, sell securities short, purchase or sell commodities or commodities futures contracts, or make loans to any individual. The Fund may not purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities. The Fund may not invest more than 10% of its net assets in real estate, but the Fund may purchase securities issued by real estate investment trusts and corporations engaged primarily in real estate. The Fund may invest less than 25% of its assets in any one industry.

         VK GLOBAL FRANCHISE FUND. The Fund may lend up to one third of its total assets (but this limitation does not apply to purchases of debt securities or repurchase agreements). The Fund may invest up to 15% of its net assets in illiquid securities (see "Additional Information On Portfolio Instruments and Investment Policies" - "Illiquid Securities").

         VK GROWTH AND INCOME FUND. It is currently the policy of the Fund not to invest at the time of purchase more than 5% of its net assets in securities subject to repurchase agreements. The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities"). The Fund may invest up to 5% of its total assets in unseasoned issuers (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Unseasoned Issuers").

         VK GROWTH FUND. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Subadviser (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Corporate Debt Securities"). The Fund may invest up to 20% of its total assets in securities subject to repurchase agreements. The Fund may invest up to 15% of its net assets in illiquid securities (see "Additional Information On Portfolio Instruments and Investment Policies" - "Illiquid Securities").

                       ADDITIONAL INFORMATION ON PORTFOLIO
                       INSTRUMENTS AND INVESTMENT POLICIES

         The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may purchase or engage in the corresponding instrument or technique. A "N" indicates the Fund
(1) is prohibited by investment restriction or policy from purchasing the instrument or engaging in the technique or (2) does not intend to purchase or engage in the corresponding instrument or technique although the Fund is not prohibited from doing so. Following the table is further information describing the investments and techniques listed in the table. Certain strategies of the Funds as described above may modify the information contained in the following pages ("Additional Information" section).



----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
TYPE OF INVESTMENT OR TECHNIQUE           AIM        AIM BLUE    AIM DENT        AIM      DAVIS    DREYFUS    DREYFUS     JENNISON
                                                                                                   FOUNDERS
                                                                                                   GROWTH
                                          BASIC                                            NY       AND        PREMIER     20/20
                                          VALUE                 DEMOGRAPHIC  INTERNATIONA VENTURE  INCOME     SMALL CAP    FOCUS
                                           FUND     CHIP FUND   TRENDS FUND  EQUITY FUND   FUND      FUND     VALUE FUND    FUND
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
U.S. common stocks                            Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Preferred stocks                              Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Small company stocks                          Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Special situation companies                   Y          Y           Y            Y          N         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Illiquid securities                           Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Restricted securities                         Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
When-issued / delayed-delivery                Y          Y           Y            Y          Y         Y          Y           Y
securities
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Investment companies (including SPDRs)        Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Real estate investment trusts (REITS)         Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Securities of foreign issuers                 Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Depositary receipts                           Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Securities from developing                    Y          Y           Y            Y          Y         N          N
countries/emerging markets
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Convertible securities                        Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Long-term corporate debt                      Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Short-term corporate debt (commercial         Y          Y           Y            Y          Y         Y          Y           Y
paper)
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Floating and variable rate securities         N          N           N            N          N         Y          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Repurchase agreements                         Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Reverse repurchase agreements                 N          N           N            Y          N         Y          Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Loan Participation Interests                  N          N           N            N          N         Y          Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Non-investment grade debt                     N          N           N            N          Y         N          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Asset Backed Securities                       Y          Y           Y            Y          N         Y          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Sovereign debt (foreign)                      Y          Y           Y            Y          N         Y          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Stripped Mortgage Securities                  N          N           N            N          N         N          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Bank obligations                              Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
U.S. Government securities                    Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Zero Coupon/Pay-in Kind Securities            N          N           N            N          Y         Y          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Mortgage-related securities                   Y          Y           Y            Y          Y         N          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Collateralized mortgage obligations           Y          Y           Y            Y          Y         N          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Mortgage dollar rolls                         Y          Y           Y            Y          N         N          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Guaranteed Investment Contracts               N          N           N            N          N         Y          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Unseasoned issuers                            Y          Y           Y            Y          Y         Y          N           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Warrants and Rights                           Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Futures                                       Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Options                                       Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Foreign currency options and futures          Y          Y           Y            Y          Y         Y          N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Forward currency contracts                    Y          Y           Y            Y          Y         Y          N           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Borrowing money                               Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Lending portfolio securities                  Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Short sales (against the box)                 Y          Y           Y            Y          Y         Y          N           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Taxable and tax exempt municipal              N          N           N            Y          Y         Y          N
securities
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Swap Agreements                               Y          Y           Y            Y          Y         Y          N           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------
Money market instruments                      Y          Y           Y            Y          Y         Y          Y           Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ----------- ----------


                                       9



----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
TYPE OF INVESTMENT OR TECHNIQUE           JENNISON  LEGG     OPPENHEIMER  OPPENHEIMER  OPPENHEIMER  OPPENHEIMERINOPPENHEIMER   PIMCO
                                                                                                                               NFJ
                                                                                                                               SMALL
                                                    MASON                  EMERGING                                            CAP
                                          GROWTH    VALUE     EMERGING    TECHNOLOGIES                           MAIN STREET   VALUE
                                            FUND     FUND    GROWTH FUND     FUND      GLOBAL FUND  GROWTH FUND      FUND       FUND
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
U.S. common stocks                           Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Preferred stocks                             Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Small company stocks                         Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Special situation companies                  Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Illiquid securities                          Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Restricted securities                        Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
When-issued / delayed-delivery               Y         Y          N            Y            Y            Y            Y          Y
securities
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Investment companies (including SPDRs)       Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Real estate investment trusts (REITS)        Y         Y          N            N            Y            N            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Securities of foreign issuers                Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Depositary receipts                          Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Securities from developing                   Y         Y          N            Y            Y            Y            Y          Y
countries/emerging markets
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Convertible securities                       Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Long-term corporate debt                     Y         Y          N            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Short-term corporate debt (commercial        Y         Y          N            Y            Y            Y            Y          Y
paper)
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Floating and variable rate securities        Y         Y          N            N            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Repurchase agreements                        Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Reverse repurchase agreements                N         Y          N            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Loan Participation Interests                 Y         N          N            N            N            N            N          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Non-investment grade debt                    N         Y          N            Y            Y            Y            Y          N
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Asset Backed Securities                      N         Y          N            N            Y            Y            Y          N
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Sovereign debt (foreign)                     Y         Y          N            Y            Y            Y            Y          N
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Stripped Mortgage Securities                 Y         Y          N            N            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Bank obligations                             N         Y          N            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
U.S. Government securities                   Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Zero Coupon/Pay-in Kind Securities           Y         Y          N            N            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Mortgage-related securities                  Y         Y          N            N            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Collateralized mortgage obligations          Y         Y          N            N            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Mortgage dollar rolls                        N         Y          N            N            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Guaranteed Investment Contracts              Y         N          N            N            N            N            N          N
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Unseasoned issuers                           Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Warrants and Rights                          Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Futures                                      Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Options                                      Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Foreign currency options and futures         Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Forward currency contracts                   Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Borrowing money                              Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Lending portfolio securities                 Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Short sales (against the box)                Y         Y          Y            Y            N            N            N          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Taxable and tax exempt municipal             Y         Y          N            N            N            N            N          Y
securities
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Swap Agreements                              N         Y          N            N            N            Y            Y          N
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----
Money market instruments                     Y         Y          Y            Y            Y            Y            Y          Y
----------------------------------------- --------- -------- ------------ ------------ ------------ ------------ ------------- -----



                                       10


----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
TYPE OF INVESTMENT OR TECHNIQUE           PIMCO      PIMCO PEA   MONEY      SALOMON     VK         VK         VK          VK
                                                                            BROTHERS                                      EQUITY
                                          PEA                               SMALL CAP   AGGRESSIVE            EMERGING    AND
                                          VALUE     RENAISSANCE  MARKET     GROWTH      GROWTH     COMSTOCK   GROWTH      INCOME
                                            FUND       FUND        FUND        FUND       FUND       FUND        FUND       FUND
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
U.S. common stocks                           Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Preferred stocks                             Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Small company stocks                         Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Special situation companies                  Y           Y           N          Y           Y          Y          Y           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Illiquid securities                          Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Restricted securities                        Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
When-issued / delayed-delivery               Y           Y           Y          Y           Y          N          Y           Y
securities
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Investment companies (including SPDRs)       Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Real estate investment trusts (REITS)        Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Securities of foreign issuers                Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Depositary receipts                          Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Securities from developing                   Y           Y           N          Y           Y          Y          Y           Y
countries/emerging markets
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Convertible securities                       Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Long-term corporate debt                     Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Short-term corporate debt (commercial        Y           Y           Y          Y           Y          Y          Y           Y
paper)
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Floating and variable rate securities        Y           Y           Y          N           N          N          Y           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Repurchase agreements                        Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Reverse repurchase agreements                N           N           Y          Y           Y          N          Y           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Loan Participation Interests                 N           N           Y          Y           N          N          N           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Non-investment grade debt                    N           N           N          N           N          N          N           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Asset Backed Securities                      N           N           Y          N           N          N          N           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Sovereign debt (foreign)                     Y           Y           Y          N           N          N          N           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Stripped Mortgage Securities                 N           N           N          N           N          N          N           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Bank obligations                             Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
U.S. Government securities                   Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Zero Coupon/Pay-in Kind Securities           N           N           N          Y           N          N          N           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Mortgage-related securities                  N           N           Y          N           N          N          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Collateralized mortgage obligations          N           N           Y          N           N          N          N           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Mortgage dollar rolls                        N           N           N          N           N          N          Y           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Guaranteed Investment Contracts              N           N           N          N           N          N          N           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Unseasoned issuers                           N           N           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Warrants and Rights                          Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Futures                                      Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Options                                      Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Foreign currency options and futures         Y           Y           N          Y           Y          N          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Forward currency contracts                   Y           Y           N          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Borrowing money                              Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Lending portfolio securities                 Y           Y           Y          Y           Y          Y          Y           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Short sales (against the box)                N           N           N          Y           Y          N          Y           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Taxable and tax exempt municipal             N           N           N          N           N          N          N           N
securities
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Swap Agreements                              N           N           N          Y           N          N          N           N
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------
Money market instruments                     Y           Y           Y          Y           Y          Y          Y           Y
----------------------------------------- --------- ------------ ---------- ----------- ---------- ---------- ----------- ----------



                                       11



----------------------------------------- ---------- ----------- ----------
TYPE OF INVESTMENT OR TECHNIQUE           VK         VK GROWTH   VK
                                          GLOBAL     AND
                             FRANCHISE INCOME GROWTH
                                 FUND FUND FUND
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
U.S. common stocks                            Y          Y            Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Preferred stocks                              Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Small company stocks                          Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Special situation companies                   Y          N           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Illiquid securities                           Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Restricted securities                         Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
When-issued / delayed-delivery                Y          N           Y
securities
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Investment companies (including SPDRs)        Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Real estate investment trusts (REITS)         Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Securities of foreign issuers                 Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Depositary receipts                           Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Securities from developing                    Y          Y           Y
countries/emerging markets
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Convertible securities                        Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Long-term corporate debt                      Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Short-term corporate debt (commercial         Y          Y           Y
paper)
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Floating and variable rate securities         Y          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Repurchase agreements                         Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Reverse repurchase agreements                 Y          N           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Loan Participation Interests                  N          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Non-investment grade debt                     N          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Asset Backed Securities                       Y          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Sovereign debt (foreign)                      Y          Y           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Stripped Mortgage Securities                  N          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Bank obligations                              Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
U.S. Government securities                    Y          Y            Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Zero Coupon/Pay-in Kind Securities            Y          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Mortgage-related securities                   Y          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Collateralized mortgage obligations           N          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Mortgage dollar rolls                         N          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Guaranteed Investment Contracts               N          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Unseasoned issuers                            Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Warrants and Rights                           Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Futures                                       Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Options                                       Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Foreign currency options and futures          Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Forward currency contracts                    Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Borrowing money                               Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Lending portfolio securities                  Y          Y           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Short sales (against the box)                 Y          N           Y
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Taxable and tax exempt municipal              Y          N           N
securities
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Swap Agreements                               Y          N           N
----------------------------------------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ----------
Money market instruments                      Y          Y           Y
----------------------------------------- ---------- ----------- ----------


BANK OBLIGATIONS

         Certain Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Certain Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

COMMERCIAL PAPER

         Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

         Certain Funds may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix
A. The Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES

         Certain Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

         Variable amount master demand notes in which certain Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Subadviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN SECURITIES

         Certain Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

         Many European countries recently have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

         INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS. Certain Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

         Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

         The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

         The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Funds) of its net assets in illiquid securities.

Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

         Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

         Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

         Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

         DEPOSITARY RECEIPTS. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Certain Funds may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

         Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

         FOREIGN SOVEREIGN DEBT. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

SECURITIES OF OTHER INVESTMENT COMPANIES

         As permitted by the Investment Company Act of 1940, a Fund may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

EXCHANGE TRADED FUNDS

         The Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:

o "SPDRS" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.
o "ISHARES" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o "HOLDRS" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.

         ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

U.S. GOVERNMENT OBLIGATIONS

         Certain Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

         Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, SLMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Certain Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Trust's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Subadviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its total assets.

         Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

MORTGAGE-RELATED SECURITIES

         Certain Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

         Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

         CMOS ARE ISSUED IN MULTIPLE CLASSES. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         STRIPPED MORTGAGE SECURITIES. Certain Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

         Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

         In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

         Certain Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

ZERO COUPON AND PAY-IN-KIND SECURITIES

         Certain Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES

         Certain Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

         Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Subadviser will consider such an event in determining whether the Fund should continue to hold the obligation.

         An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

CORPORATE DEBT SECURITIES

         Depending upon the prevailing market conditions, the Subadviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

         Certain Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Subadviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

         Certain Funds may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

         These Lower Rated Securities generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

         Some risks of investing in lower rated securities include:

o GREATER CREDIT RISK -- Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

o REDUCED LIQUIDITY -- There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

o LACK OF HISTORICAL DATA -- Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

         Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Subadviser conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.

ILLIQUID SECURITIES

         Securities in which each of the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such
Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Subadvisers the day-to-day authority to determine whether a particular issue of Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

         The Subadvisers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Subadvisers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

         Subject to the limitations described above, the Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Fund may not invest in additional illiquid securities if, as a result, more than 15% (10% in the case of the Money Market Fund) of the market value of its net assets would be invested in illiquid securities.

         Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

REPURCHASE AGREEMENTS

         Securities held by certain Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Subadviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

         Certain Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

DERIVATIVE INSTRUMENTS

         A Subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

         Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

OPTIONS TRADING

         Certain Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. Certain Funds may also purchase put and call options.

         A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

         A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

         Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Subadviser and verified in appropriate cases. OTC options are subject to the Funds' 15% (or 10% for certain Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

         Certain Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FUTURES CONTRACTS

         Certain Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

         Futures transactions involve broker costs and require a Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RISKS OF FUTURES AND OPTIONS INVESTMENTS

         A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         Certain Funds may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.

         A Fund will not enter into such forward contracts or maintain a net exposure on such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency. The Subadvisers believe that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund. The Fund's Custodian segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of such Fund's commitments with respect to such contracts. The Funds generally do not enter into a forward contract for a term longer than one year.

         If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS

         Certain Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put.

Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

         Certain Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, certain Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 102% (or current percentage consistent with applicable legal or regulatory limitations) collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy by the Manager.

COMMON STOCKS

         Certain Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

         Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES

         Certain Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

SPECIAL SITUATION COMPANIES

         Certain Funds may invest in "special situation companies". "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

WARRANTS AND RIGHTS

         Certain Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

REAL ESTATE INVESTMENT TRUSTS

         Certain Funds may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

INVESTMENT IN UNSEASONED ISSUERS

         Certain Funds may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

SHORT SALES AGAINST THE BOX

         Certain Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian.

The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Subadviser to be creditworthy. No more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

         The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

         If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

RISKS OF TECHNIQUES INVOLVING LEVERAGE

         Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Subadvisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

         Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

         The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SWAP AGREEMENTS

         Certain Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Fund's total assets.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Subadviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely effect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

INVESTMENT RESTRICTIONS

         The investment objective of the Money Market Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment limitations described in the Prospectus or this Statement of Additional Information may be changed by the Trust's Board of Trustees.

         No Fund may:

         1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

         2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.

         3. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

         4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the Oppenheimer Emerging Technologies Fund may concentrate in technology industries and with respect to all other Funds:

                   (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

                   (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

                   (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

                   (d) personal credit and business credit businesses will be considered separate industries.

         5. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. (This restriction does not apply to the VK Global Franchise Fund.)

         6. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

         7. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.

         8. Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets (as a non fundamental policy, the following Funds operate under a more restrictive policy: 10% in the case of the Money Market Fund and VK Emerging Growth Fund, 5% in the case for the Capital Appreciation Fund and 5% in the case of VK Aggressive Growth Fund) less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets (as a non fundamental policy, the following Funds operate under a more restrictive policy:10% in the case of the VK Emerging Growth Fund, 5% in the case for the Capital Appreciation Fund and 5% in the case of VK Aggressive Growth Fund) at the time of borrowing. The VK Global Franchise Fund may borrow up to 33 1/3% of total assets, including the amount borrowed less liabilities.

         For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

         With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 8 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

         In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:

         1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

         2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) the Oppenheimer Emerging Technologies Fund, PIMCO Growth and Income Fund, VK Aggressive Growth, VK Emerging Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM International Equity Fund, AIM Dent Demographic Trends Fund, PIMCO Small Cap Value Fund, Dreyfus Founders Growth and Income Fund and VK Global Franchise Fund may engage in short sales against the box.

         3. Purchase securities of companies for the purpose of exercising control.

         4. Except as noted otherwise elsewhere in this SAI, invest more than 15% (10% with respect to the Money Market Fund) of its net assets in illiquid securities.

         Except for the Funds' policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.


DISCLOSURE OF PORTFOLIO HOLDINGS


         The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

         In general, no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows:

         Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' reports and Forms N-Q are available free on the EDGAR Database on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies are available for a fee from the SEC by calling the SEC at 1-202-942-8090, by mailing an e-mail request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-01102.

         The Funds' investment adviser and affiliates, on a need-to-know basis, have access to portfolio composition and performance on a real-time basis. In addition, the Funds' administrator, custodian and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information in connection with services provided by them. All of these latter entities are subject to confidentiality (and non-use) agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the manager of USAllianz Advisory Services.

         Information regarding portfolio holdings may be provided to anyone upon request on a 30 day delay basis.

         No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

         On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist, and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The shares of the Trust's Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. Certain of the Funds offer more than one class of shares. The following Funds offer both Class 1 and Class 2 shares: USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, USAZ Oppenheimer Main Street Fund and USAZ Davis NY Venture Fund. The offering of Class 1 shares is closed to new investors.

                                 NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus (see Shareholder Information - Pricing of Fund Shares) on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE MONEY MARKET FUND

         The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar-weighted average maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations. As permitted by Rule 2a-7 and the procedures adopted by the Board, certain of the Board's responsibilities under the Rule may be delegated to the Subadviser.

VALUATION OF THE NON-MONEY MARKET FUNDS

         Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

         Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

         All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees of the Trust.

REDEMPTION IN KIND

         Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

         The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.

o The Audit Committee, made up of Mr. Conrad, Mr. Gelfenbien and Mr. Reeds, met two times during the last fiscal year. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.

o The Nominating Committee, made up of Mr. Conrad, Mr. Gelfenbien and Mr. Reeds, met five times during the last fiscal year. The Nominating Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.

         The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently four Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past 5 years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:

                                         TERM OF                          PORTFOLIOS IN
                              POSITIONSOFFICE* AND         PRINCIPAL      FUND COMPLEX     OTHER
                              HELD WITH LENGTH OF        OCCUPATION(S)     OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS, AND AGE          TRUST  TIME SERVED    DURING PAST 5 YEARS   DIRECTOR    HELD BY DIRECTOR
----------------------          -----  -----------    -------------------   -------- ----------------

                             NON-INTERESTED TRUSTEES

Harrison Conrad, Age 69        Trustee Since 10/99   Retired; Board           24     None
79 Dorchester Road                                   member of Capital
Darien, CT 06820                                     Re Corporation, a
                                                     financial-guaranty
                                                     re-insurer from
                                                     1995 to December
                                                     1999.

Roger Gelfenbien, Age 60       Trustee Since 10/99   Retired; Partner of      24     Webster Financial
37 Stonegate Drive                                   Accenture from 1983             Phoenix Edge Funds (32 Funds)
Wethersfield, CT 06109                               to August 1999.

Dickson W. Lewis, Age 56       Trustee   Since 2/04  Vice President of Jostens,24    None
2355 Abingdon Way                                    Inc., a manufacturer of
Long Lake, MN 55356                                  school products, 2001 to
                                                     Present; Senior Vice
                                                     President of Fortis Group, a
                                                     Life insurance and
                                                     Securities company, 1997
                                                     To 2001; Consultant to
                                                     Hartford Insurance Co., 2001

Claire R. Leonardi, Age 48     Trustee   Since 2/04  General Partner of Fairview 24  None
289 Woodchuck Lane                                   Capital, L.P., a venture
Harwinton, CT 06791                                  capital fund-of-funds, 9/94
                                                     To present



                                       33




                                         TERM OF                          PORTFOLIOS IN
                              POSITIONSOFFICE* AND         PRINCIPAL      FUND COMPLEX     OTHER
                              HELD WITH LENGTH OF        OCCUPATION(S)     OVERSEEN BY DIRECTORSHIPS
NAME, ADDRESS, AND AGE          TRUST  TIME SERVED    DURING PAST 5 YEARS   DIRECTOR HELD BY DIRECTOR
----------------------          -----  -----------    -------------------   -------- ----------------

Arthur C. Reeds III, Age 60    Trustee Since 10/99   Retired Senior Investment24     Connecticut Water
44 Foxboro Road                                      Officer, Hartford               Service, Inc.
Essex, CT 06426                                      Foundation for
                                                     Public Giving from
                                                     September 2000 to January,
                                                     2003; Chairman, Chief
                                                     Executive and President of
                                                     Conning Corp., a money
                                                     manager, from September
                                                     1999 to March 2000;
                                                     Investment Consultant from
                                                     1997 to September 1999.

Peter W. McClean, Age 60       Trustee     Since 2/04      President and CEO of      24 None
18 Covewood Drive                                    Measurisk, a market risk
Rowayton, CT 06853                                   information company, 2001
                                                     To present; Chief Risk
                                                     Management Officer at Bank
                                                     Of Bermuda Ltd., 4/96 to 8/01

                               INTERESTED TRUSTEES

Chris Pinkerton**, Age 46      Chairman ofSince 9/01 President,               24     Franklin Templeton
5701 Golden Hills Drive        the Board             USAllianz Investor              Variable Insurance
Minneapolis, MN 55416          and President         Services and Senior             Products Trust
                                                     Vice President,                 (22 Funds)
                                                     Allianz Life Insurance
                                                     Co. of North America
                                                     from April 1999 to
                                                     present; Vice
                                                     President of
                                                     marketing, sales
                                                     operations and
                                                     director of
                                                     marketing at
                                                     Nationwide
                                                     Financial Services
                                                     from May 1977 to
                                                     April 1999.

Jeffrey Kletti, Age 38         Trustee           Since 2/04      Vice President,     24 None
5701 Golden Hills Drive        and Vice President    Advisory
Minneapolis, MN 55416                                Management,
                                                     USAllianz Advisers
                                                     2000 to present;
                                                     formerly, 2nd Vice
                                                     President of Mutual
                                                     Fund Marketing,
                                                     Fortis Financial
                                                     Group



                                       34


                                    OFFICERS


                                         TERM OF                          PORTFOLIOS IN
                              POSITIONSOFFICE* AND         PRINCIPAL      FUND COMPLEX     OTHER
                              HELD WITH LENGTH OF        OCCUPATION(S)     OVERSEEN BY DIRECTORSHIPS
NAME, ADDRESS, AND AGE          TRUST  TIME SERVED    DURING PAST 5 YEARS   DIRECTOR HELD BY DIRECTOR
----------------------          -----  -----------    -------------------   -------- ----------------

Michael Radmer, Age 59         Secretary  N/A        Partner, Dorsey
Dorsey & Whitney LLP,                                and Whitney LLP         N/A     N/A
Suite 1500                                           since 1976.
50 South Sixth Street
Minneapolis, MN 55402-1498

Curtis Barnes, Age 50          Assistant  N/A        Vice President of       N/A     N/A
BISYS Fund Services, Inc.      Secretary             Legal Services of
3435 Stelzer Road                                    BISYS Fund Services
Columbus, OH 43219                                   from May 1995 to
                                                     present.

Troy Sheets, Age 32            Treasurer  N/A        Vice President of       N/A     N/A
BISYS Fund Services, Inc.                            Financial Services
3435 Stelzer Road                                    of BISYS Fund
Columbus, OH 43219                                   Services from 2002
                                                     to present; Audit
                                                     Manager with
                                                     KPMG LLP from
                                                     1993-2002.


Rodney L. Ruehle , Age 36      VP/CCO     N/A        Vice President and      N/A     N/A
BISYS Fund Services, Inc.                            Director of Compliance
3435 Stelzer Road                                    for BISYS Fund
Columbus, OH 43219                                   Administration Dept.
                                                     for the past 5 years.






         *    Term of office for Trustees and Officers is indefinite.
         **   Mr. Pinkerton and Mr. Kletti are Interested Trustees by virtue of their employment  relationship with the Manager.



The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003.

                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                                       DOLLAR RANGE OF EQUITY     TRUSTEE IN FAMILY OF INVESTMENT
NAME OF DIRECTOR                                       SECURITIES IN EACH FUND               COMPANIES

Harrison Conrad.................................                None                            None
79 Dorchester Road
Darien, CT 06820

Roger Gelfenbien................................                None                            None
37 Stonegate Drive
Wethersfield, CT 06109

Arthur C. Reeds III.............................                None                            None
36 Fernwood Road
West Hartford, CT 06119

Chris Pinkerton.................................                None                            None
5701 Golden Hills Drive
Minneapolis, MN 55416

Claire R. Leonardi..............................                None                            None
289 Woodchuck Lane
Harwinton, CT 06791

Dickson W. Lewis................................                None                            None
2355 Abingdon Way
Long Lake, MN 55356

Peter W. McClean................................                None                            None
18 Covewood Drive
Rowayton, CT 06853

Jeffrey Kletti..................................                None                            None
5701 Golden Hills Drive
Minneapolis, MN 55416

         The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.

                       NAME OF
                     OWNERS AND
                    RELATIONSHIPS                          VALUE OF   PERCENT OF
NAME                 TO DIRECTOR   COMPANY TITLE OF CLASS  SECURITIES    CLASS

Harrison Conrad        N/A          N/A        None           N/A          N/A
Roger Gelfenbien       N/A          N/A        None           N/A          N/A
Arthur C. Reeds III    N/A          N/A        None           N/A          N/A
Claire R. Leonardi     N/A          N/A        None           N/A          N/A
Dickson W. Lewis       N/A          N/A        None           N/A          N/A
Peter W. McClean       N/A          N/A        None           N/A          N/A


         The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2003. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2003 in excess of $60,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

                COMPENSATION TABLE 12/31/2002 THROUGH 12/31/2003

                                                                       PENSION OR
                                                                       RETIREMENT   ESTIMATED       TOTAL
                                                         AGGREGATE  BENEFITS ACCRUED ANNUAL     COMPENSATION
                                                       COMPENSATION  AS PART OF THE BENEFITS      FROM THE
                                                         FROM THE        TRUST'S      UPON         TRUSTS
NAME OF TRUSTEE                                            TRUST        EXPENSES   RETIREMENT    (24 FUNDS)
---------------                                            -----        --------   ----------    ----------

                             NON-INTERESTED TRUSTEES

Harrison Conrad........................................  $37,250.00         $0        N/A          $37,250.00
Roger Gelfenbien.......................................  $37,250.00         $0        N/A          $37,250.00
Arthur C. Reeds III....................................  $37,250.00         $0        N/A          $37,250.00

                               INTERESTED TRUSTEE

Chris Pinkerton*.......................................     $0              $0        N/A              $0

o        For the fiscal  year  ended  December  31,  2003,  Mr.  Pinkerton  was an  Interested  Trustee  due to his
     employment with USAllianz Advisers, Inc. Mr. Pinkerton was elected Trustee Nov. 27, 2001.
o        Ms.  Leonardi,  Mr. Lewis,  Mr.  McClean and Mr. Kletti were elected  Trustees in February,  2004,  and so received no compensation in 2003.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Trust is a manager-of-managers fund. That means that the Trust's Manager is responsible for monitoring the several Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust's investment portfolios. The Trust's Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

         In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

         The Trust's Manager has adopted policies and procedures to assist it in the process of analyzing each investment Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust's Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust's Board on its analysis at the regular quarterly meetings of the Board. Where warranted, the Manager will add or remove a particular Subadviser from a "watch" list that it maintains. There are no objective criteria for a Subadviser being placed on the "watch" list; this is purposeful so that the Manager can exercise its judgment on the types of factors that should be weighed and balanced in determining whether, under all of the circumstances, a Subadviser is properly fulfilling its responsibilities. During this past year, certain Subadvisers became embroiled in the mutual fund scandal and, in addition to objective criteria for determining whether a Subadviser was properly fulfilling its responsibilities, subjective consideration was given by the Manager and the Trust's Board to the reputational and other risk to the Trust and its shareholders that might ensue from continuing to subcontract with a Subadviser.

         In assessing the Advisory Organizations' performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

         As required by the Investment Company Act of 1940 ("1940 Act"), the Trust's Board has reviewed and approved the Trust's investment management agreement with the Manager and portfolio management agreements with the

Subadvisers. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Manager's and Subadvisers' (collectively, the "Advisory Organizations") management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

         The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

         The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of counsel to the Trust. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

         The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received for providing other services to the Funds. The reports also discuss any indirect benefit an Advisory Organization may derive from its receipt of research services from brokers who execute Fund trades.

         The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of March 31, 2004, the Trustees and officers of the Trust, as a group, owned none of the shares of any Fund of the Trust. As of March 31, 2004, the following persons owned of record 5% or more shares of the Funds:

                                               ALLIANZ LIFE INSURANCE CO.ALLIANZ LIFE INSURANCE CO.ALLIANZ LIFE INSURANCE CO.
                                                    OF NORTH AMERICA         OF NORTH AMERICA             OF NEW YORK
                                                   SEPARATE ACCOUNT A       SEPARATE ACCOUNT B        SEPARATE ACCOUNT C
                                                             PERCENTAGE                 PERCENTAGE                PERCENTAGE
                                                  NUMBER      OF SHARES      NUMBER      OF SHARES     NUMBER      OF SHARES
FUND/SHAREHOLDER                                 OF SHARES   OUTSTANDING    OF SHARES  OUTSTANDING    OF SHARES   OUTSTANDING
USAZ AIM BASIC VALUE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      6488.276       0.1%    10791036.707      98.7%     134384.526       1.2%

USAZ AIM BLUE CHIP FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      5601.999       0.1%     8672591.033      99.3%      58920.972       0.7%

USAZ AIM DENT DEMOGRAPHIC TRENDS FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      1182.302       0.0%     3643608.959      99.6%      11916.244       0.3%

USAZ AIM INTERNATIONAL EQUITY FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      3085.436       0.1%     2537908.476      99.1%      20906.563       0.8%

USAZ DAVIS NY VENTURE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                     19669.001       0.4%     5362988.517      97.7%     104052.955       1.9%

USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND

                  ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
                                  PO BOX 1117
MINNEAPOLIS  MN  554401117                      4386.654       0.1%     6398490.027      98.5%      92423.916       1.4%

USAZ MONEY MARKET FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                    461911.110       0.2%   213442783.110      98.2%     472978.270       1.6%

USAZ OPPENHEIMER EMERGING GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      1432.582       0.0%     6595568.722      99.5%      34975.199       0.5%

USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND

                  ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
                                  PO BOX 1117
MINNEAPOLIS  MN  554401117                      5992.957       0.1%     4577832.044      98.7%      55664.407       1.2%

USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND

                  ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
                                  PO BOX 1117
MINNEAPOLIS  MN  554401117                       988.433       0.1%     1811370.147      99.6%       5981.932       0.3%

USAZ PIMCO NFJ SMALL CAP VALUE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                       288.940       0.0%     3207472.688      99.1%      27247.225       0.8%


                                       39


                                               ALLIANZ LIFE INSURANCE CO.ALLIANZ LIFE INSURANCE CO.ALLIANZ LIFE INSURANCE CO.
                                                    OF NORTH AMERICA         OF NORTH AMERICA             OF NEW YORK
                                                   SEPARATE ACCOUNT A       SEPARATE ACCOUNT B        SEPARATE ACCOUNT C
                                                             PERCENTAGE                 PERCENTAGE                PERCENTAGE
                                                  NUMBER      OF SHARES      NUMBER      OF SHARES     NUMBER      OF SHARES
FUND/SHAREHOLDER                                 OF SHARES   OUTSTANDING    OF SHARES  OUTSTANDING    OF SHARES   OUTSTANDING

USAZ LEGG MASON VALUE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      6159.992       0.2%     3702979.465      98.4%      54716.654       1.5%


USAZ PIMCO PEA RENAISSANCE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                     13577.962       0.1%    22918773.337      99.4%     130621.558       0.6%


USAZ PIMCO PEA VALUE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      8665.574       0.1%     9085705.657      98.5%     129863.608       1.4%

USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      8474.952       0.1%     7858670.230      99.3%      43262.485       0.5%

USAZ VAN KAMPEN COMSTOCK FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                     22703.502       0.1%    24507278.310      99.5%     100392.147       0.4%

USAZ VAN KAMPEN EMERGING GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                     12260.293       0.1%    15993311.363      99.5%      65668.150       0.4%

USAZ VAN KAMPEN GLOBAL FRANCHISE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      1007.330       0.0%     3002484.451      99.6%      10112.883       0.3%

USAZ VAN KAMPEN GROWTH AND INCOME FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      6421.453       0.0%    15800832.677      99.3%     105669.545       0.7%

USAZ VAN KAMPEN GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                      2294.043       0.0%     6275392.801      99.3%      44792.957       0.7%


         The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. All of the outstanding shares of the Funds are owned by Separate Account A, B, or C or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees of the Trust, approve investment advisory and the Distribution Agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

THE MANAGER

         Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

         The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the principal owner of the Manager.

         For the services provided and the expenses assumed pursuant to the Management Agreement each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:

         NAME OF FUND                                                                   MANAGEMENT FEE

         AIM Basic Value Fund...........................................................    0.75%
         AIM Blue Chip Fund.............................................................    0.80%
         AIM Dent Demographic Trends Fund...............................................    0.85%
         AIM International Equity Fund..................................................    0.90%
         Davis NY Venture Fund..........................................................    0.75%
         Dreyfus Founders Growth and Income Fund........................................    0.86%*
         Dreyfus Premier Small Cap Value Fund...........................................    0.90%
         Jennison 20/20 Focus Fund......................................................    %
         Jennison Growth Fund...........................................................    %
         Legg Mason Value Fund..........................................................    0.75%
         Oppenheimer Emerging Growth Fund...............................................    0.85%
         Oppenheimer Emerging Technologies Fund.........................................    0.90%*
         Oppenheimer Global Fund........................................................    0.90%
         Oppenheimer International Growth Fund..........................................    0.88%**
         Oppenheimer Main Street Fund...................................................    0.80%
         PIMCO NFJ Small Cap Value Fund.................................................    0.75%
         PIMCO PEA Renaissance Fund.....................................................    0.75%
         PIMCO PEA Value Fund...........................................................    0.75%
         Money Market Fund..............................................................    0.35%
         Salomon Brothers Small Cap Growth Fund.........................................    %
         VK Aggressive Growth Fund......................................................    0.90%***
         VK Comstock Fund...............................................................    0.77%***
         VK Emerging Growth Fund........................................................    0.85%
         VK Equity and Income Fund......................................................    0.75%
         VK Global Franchise Fund.......................................................    0.95%
         VK Growth and Income Fund......................................................    0.77%***
         VK Growth Fund.................................................................    0.85%***

                                                                      AVERAGE NET ASSETS IN MILLIONS (M)
                                                                      ----------------------------------
                                                        UP TO     $10M TO       $20M TO   $40M TO    $60M AND
*                                                       $10M       $20M          $40M      $60M        MORE
                                                        ----       ----          ----      ----        ----
Dreyfus Founders Growth and Income Fund..............  1.00%      0.875%        0.75%     0.75%         0.75%
Oppenheimer Emerging Technologies Fund...............  1.00%      0.875%        0.75%     0.75%         0.75%

                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                                   ----------------------------------
                                                               UP TO        $50M TO      $200M TO      $500M AND
**                                                             $50M          $200M         $500M         MORE
                                                               ----          -----         -----         ----
Oppenheimer International Growth Fund................          0.875%        0.715%         0.625%        0.60%

                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                                   ----------------------------------
                                                               UP TO       $100M TO      $250M TO      $500M AND
***                                                            $100M         $250M         $500M         MORE
                                                               -----         -----         -----         ----
VK Aggressive Growth Fund............................         0.90%           0.85%         0.825%        0.80%
VK Comstock Fund.....................................         0.77%           0.75%         0.725%       0.675%
VK Growth and Income Fund............................         0.77%           0.75%         0.725%       0.675%
VK Growth Fund.......................................         0.85%           0.80%         0.775%        0.75%

         The Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

         The Manager may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by the Manager pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than the limit set forth below. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

         The Manager has agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the funds of the Trust as follows:

NAME OF FUND                                                                           EXPENSE LIMITATION FOR FUND
------------                                                                           ---------------------------
AIM Basic Value Fund........................................................................       1.20%
AIM Blue Chip Fund..........................................................................       1.20%
AIM Dent Demographic Trends Fund............................................................       1.30%
AIM International Equity Fund...............................................................       1.45%
Davis NY Venture Fund - Class 1*............................................................       0.95%
Davis NY Venture Fund - Class 2.............................................................       1.20%
Dreyfus Founders Growth and Income Fund.....................................................       1.20%
Dreyfus Premier Small Cap Value Fund - Class 1*.............................................       1.10%
Dreyfus Premier Small Cap Value Fund - Class 2..............................................       1.35%
Jennison 20/20 Focus Fund...................................................................           %
Jennison Growth Fund........................................................................           %
Legg Mason Value Fund.......................................................................       1.20%
Oppenheimer Emerging Growth Fund............................................................       1.35%
Oppenheimer Emerging Technologies Fund......................................................       1.35%
Oppenheimer Global Fund - Class 1*..........................................................       1.20%
Oppenheimer Global Fund - Class 2...........................................................       1.45%
Oppenhiemer International Growth Fund.......................................................       1.45%
Oppenheimer Main Street Fund - Class 1*.....................................................       0.95%
Oppenheimer Main Street Fund - Class 2......................................................       1.20%
PIMCO Small Cap Value Fund..................................................................       1.35%
PIMCO Renaissance Fund......................................................................       1.30%
PIMCO Value Fund............................................................................       1.20%
Money Market Fund...........................................................................       0.87%
Salomon Brothers Small Cap Growth Fund......................................................           %
VK Aggressive Growth Fund...................................................................       1.30%
VK Comstock Fund............................................................................       1.20%
VK Emerging Growth Fund.....................................................................       1.20%
VK Equity and Income Fund...................................................................       1.20%
VK Global Franchise Fund....................................................................       1.45%
VK Growth and Income Fund...................................................................       1.20%
VK Growth Fund..............................................................................       1.30%

*Class 1 shares are not currently available.

         Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

         Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually
(i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Fund's advisory fees that were earned and waived were as follows:


FOR THE FISCAL YEAR OR PERIOD         DECEMBER 31, 2004     DECEMBER 31, 2003      DECEMBER 31, 2002      DECEMBER 31, 2001
ENDED:
                                    -------------------------------------------------------------------------------------------
                                    -------------------------------------------------------------------------------------------
                                    ADVISORY   ADVISORY    ADVISORY   ADVISORY    ADVISORY   ADVISORY   ADVISORY    ADVISORY
FUND                                  FEES       FEES       FEES         FEES       FEES       FEES       FEES       FEES
                                      EARNED     WAIVED     EARNED      WAIVED     EARNED     WAIVED       EARNED     WAIVED
                                    -------------------------------------------------------------------------------------------

AIM Basic Value Fund                                         $361,809   $ 86,591    $ 54,384   $ 54,384      $  NA       $  NA
AIM Blue Chip Fund                                            253,540     73,663      35,309     35,309         NA          NA
AIM Dent Demographic Trends Fund                              123,195     63,041      24,115     24,115         NA          NA
AIM International Equity Fund                                 124,679    124,679      42,530     42,530         NA          NA
Davis NY Venture Fund                                         248,179     84,559     108,922    108,922     12,013      12,013
Dreyfus Founders Growth and Income                            294,244    100,622     107,311    107,311     11,004      11,004
Fund
Oppenheimer International Growth                               78,620     59,406      49,064     49,064      7,154       7,154
Fund
Oppenheimer Emerging Growth Fund                              266,704     44,619      61,669     61,669         NA          NA
Oppenheimer Emerging Technologies                             203,992     66,019      73,772     73,772     13,244      13,244
Fund
PIMCO NFJ Small Cap Value Fund                                 53,595     25,363           -          -         NA          NA
Legg Mason Value Fund                                         130,383     38,204      51,636     51,636      5,477       5,477
PIMCO PEA Renaissance Fund                                  1,067,662    210,300     297,412    119,365      9,946       9,946
PIMCO PEA Value Fund                                          333,932     77,556     101,970     92,259      6,686       6,686
Money Market Fund                                             672,559          -     452,966     36,714    158,500     142,508
VK Aggressive Growth Fund                                     240,050     70,584      57,506     57,506      9,805       9,805
VK Comstock Fund                                              967,799     99,816     332,522    120,670     38,032      38,032
VK Emerging Growth Fund                                       591,533    194,901     143,869    143,869     23,881      23,881
VK Global Franchise Fund                                       59,400     22,419           -          -         NA          NA
VK Growth and Income Fund                                     691,333    171,283     224,682    140,096     48,902      48,902
VK Growth Fund                                                296,692     97,578      92,259     92,259     22,717      22,717

On February 27, 2002, the Board of Trustees approved a change in the management structure of the USAZ Money Market Fund under which Allianz of America, Inc. served as the Fund's Subadviser and the Manager served as the Fund's Manager. (Prior to this change, Allianz of America, Inc. served as the Fund's Adviser, and the Fund had no Subadviser or sub-adviser.) The change was effective June 24, 2002 and involved affiliated investment advisers with no change in the Fund's advisory fees. The change did not involve an "assignment" of the Fund's advisory agreement and therefore, no shareholder vote was required.

Under the prior management structure, for the fiscal year or period ended December 31, 2001, Allianz of America, Inc. was entitled to receive and waived advisory fees as follows:

FUND                            ADVISORY FEES EARNED  ADVISORY FEES WAIVED

Money Market Fund................      $158,500              $142,508

Also under the prior management structure, for the fiscal year or period ended December 31, 2002, the Manager was entitled to receive and waived advisory fees as follows:

FUND                               ADVISORY FEES EARNED  ADVISORY FEES WAIVED

Money Market Fund...................      $452,966               $36,714

THE SUBADVISERS

         The Manager has entered into subadvisory agreements (the "Portfolio Management Agreement" with various Subadvisers with respect to each Fund managed by the Manager (the "Subadvised Funds").

         Subadvisers are selected from more than 400 independent firms. Through a rigorous portfolio manager selection process which includes researching each potential Subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management, five to ten potential Subadvisers are chosen. Out of that group, the Manager then chooses the three potential Subadvisers it considers to be most qualified based on performance evaluation, ownership structure, personnel and philosophy to return for an on-site visit and a quantitative and qualitative analysis by the Manager's investment committee. Out of those three potential Subadvisers, the Manager then selects the firm it determines to be the most qualified, subject to approval by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust.

         Each Subadviser's performance on behalf of a Subadvised Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

         The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September of 2002 which permits the Subadvised Funds to obtain the services of one or more Subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Portfolio Management Agreements to be changed and the employment of Subadvisers to be continued after events that would otherwise cause an automatic termination of a Portfolio Management Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a Subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

         Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's investment committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of manager visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the investment fund is being managed in line with the stated objectives. Semiannually, the investment committee reviews the back-up manager selection, regression analysis and universe comparisons. A number of "red flags" signal a more extensive and frequent manager review. These flags consist of a return inconsistent with the investment objective, changes in Subadviser leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the manager's ability to meet investment objectives. The Manager monitors "back-up" additional independent managers for each investment class so that, should a Subadviser change be warranted, the transition can be effected on a timely basis.

         Under the Portfolio Management Agreements, each Subadviser agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Subadvised Fund. The following table shows each Subadvised Fund, its Subadviser and the fee paid for such subadvisory services during the last fiscal year:

SUBADVISED FUND                                    SUBADVISER                                             SUBADVISORY FEE*

   AIM Basic Value Fund...............     AIM Capital Management, Inc...........................................0.50%
   AIM Blue Chip Fund.................     AIM Capital Management, Inc...........................................0.55%
   AIM Dent Demographic Trends Fund...     AIM Capital Management, Inc...........................................0.60%
   AIM International Equity Fund......     AIM Capital Management, Inc...........................................0.65%
   Davis NY Venture Fund..............     Davis Selected Advisers, L.P..........................................0.45%
   Dreyfus Founders Growth & Income  Fund  Founders Asset Management LLC.........................................0.55%
   Dreyfus Premier Small Cap Value Fund    ....................................................The Dreyfus Corporation
   0.60%
   Jennison 20/20 Focus Fund..........     Jennison Associates, LLC..................................................%
   Jennison Growth Fund...............     Jennison Associates, LLC..................................................%
   Legg Mason Value Fund..............     Legg Mason Funds Management, Inc......................................0.50%
   Oppenheimer Emerging Growth Fund...     OppenheimerFunds, Inc.................................................0.62%
   Oppenheimer Emerging Tech Fund.....     OppenheimerFunds, Inc ................................................0.56%
   Oppenheimer Global Fund............     OppenheimerFunds, Inc.................................................0.60%
   Oppenheimer Int'l Growth  Fund.....     OppenheimerFunds, Inc.................................................0.63%
   Oppenheimer Main Street Fund.......     OppenheimerFunds, Inc.................................................0.50%
   PIMCO PEA Renaissance Fund.........     PEA Capital LLC.......................................................0.50%
   PIMCO PEA Value Fund...............     PEA Capital LLC.......................................................0.50%
   PIMCO NFJ Small Cap Value Fund.....     PIMCO Advisors Retail Holdings LLC & NFJ Investment Group LP..........0.50%
   Money Market Fund..................     Prudential Investment Management, Inc.................................0.25%
   Salomon Brothers Small Cap Growth Fund  Salomon Brothers Asset Management Inc.....................................%
   VK Aggressive Growth Fund..........     Van Kampen Asset Management ..........................................0.55%
   VK Comstock Fund...................     Van Kampen Asset Management ..........................................0.41%


                                       45

   VK Emerging Growth Fund............     Van Kampen Asset Management...........................................0.50%
   VK Equity and Income Fund..........     Van Kampen Asset Management...........................................0.45%
   VK Global Franchise Fund...........     Van Kampen Asset Management...........................................0.70%
   VK Growth and Income Fund..........     Van Kampen Asset Management...........................................0.42%
   VK Growth Fund.....................     Van Kampen Asset Management...........................................0.50%

  *The Subadvisory Fee represents the annual fee based on the net asset value of the Fund and is accrued daily and payable monthly. **Funds that have not been in operation for a full fiscal year are calculated based on the breakpoints listed below for that Fund. The breakpoints for Funds that have been in operation for a full fiscal year, ending 12/31/03, are also listed below.

                                                                                 AVERAGE NET ASSETS IN MILLIONS (M)
                                                                                         UP TO       $500M AND
                                                                                         $500M         MORE

USAZ AIM Basic Value..............................................................       0.50%          0.45%
USAZ AIM Blue Chip................................................................       0.55%          0.50%
USAZ AIM Dent Demographic.........................................................       0.60%          0.55%
USAZ AIM International Equity.....................................................       0.65%          0.60%

                                                                                 AVERAGE NET ASSETS IN MILLIONS (M)
                                                                                         UP TO       $100M AND
                                                                                         $100M         MORE

USAZ Davis NY Venture.............................................................       0.45%          0.40%

                                                                                 AVERAGE NET ASSETS IN MILLIONS (M)
                                                                                         UP TO       $60M AND
                                                                                         $60M          MORE

USAZ Dreyfus Founders Growth and Income...........................................       0.55%          0.50%


                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                               UP TO       $100M TO      $250M TO      $500M AND
                                                               $100M         $250M         $500M         MORE

VK Growth Fund+......................................          0.500%        0.450%         0.425%       0.400%
VK Growth and Income Fund+...........................          0.425%        0.400%         0.375%       0.325%
VK Comstock Fund+....................................          0.425%        0.400%         0.375%       0.325%
VK Aggressive Growth Fund+...........................          0.550%        0.500%         0.475%       0.450%

                                                               UP TO       $300M TO        $600M AND
                                                               $300M         $600M           MORE
VK Global Franchise Fund+............................           0.70%         0.60%          0.50%

+        The minimum fee payable per Fund shall be $100,000 per calendar year, commencing January 1, 2002.

                                                                AVERAGE NET ASSETS IN MILLIONS (M)
                                                               UP TO         $10M TO       $100M AND
                                                               $10M           $100M          MORE

Oppenheimer International Growth Fund................           0.65%         0.60%          0.50%
Oppenheimer Global Fund..............................           0.60%         0.50%          0.45%
Oppenheimer Main Street Fund.........................           0.50%         0.45%          0.40%


                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                               UP TO        $10M TO      $100M TO      $250M AND
                                                               $10M          $100M         $250M         MORE

Oppenheimer Emerging Growth..........................           0.75%         0.60%         0.50%         0.45%

                                                               UP TO       $20M AND
                                                               $20M          MORE
Oppenheimer Emerging Technologies....................          0.625%         0.50%

                                       46

                                                                   UP TO        $250M        $500M      $750M AND
                                                                   $250M      TO $500M     TO $750M       MORE

PIMCO NFJ Small Cap Value Fund                                    0.50%        0.45%         0.40%        0.35%



The Fund's subadvisory fees earned were as follows:

FOR THE FISCAL YEAR OR PERIOD ENDED:           DECEMBER 31, 2004  DECEMBER 31, 2003   DECEMBER 31, 2002  DECEMBER 31, 2001
                                               -----------------------------------------------------------------------------
                                               -----------------------------------------------------------------------------
FUND                                              SUBADVISORY        SUBADVISORY         SUBADVISORY        SUBADVISORY
                                                   FEES EARNED        FEES EARNED        FEES EARNED         FEES EARNED
                                               -----------------------------------------------------------------------------

AIM Basic Value Fund                                                     $214,666.84          $54,176.00             $   NA
AIM Blue Chip Fund                                                        147,678.19           36,360.00                 NA
AIM Dent Demographic Trends Fund                                           95,895.51           25,437.00                 NA
AIM International Equity Fund                                             245,992.00           45,901.00                 NA
Davis NY Venture Fund                                                     124,089.63           72,964.00                 NA
Dreyfus Founders Growth and Income Fund                                   148,956.67           73,284.00                 NA
Legg Mason Value Fund                                                     303,970.89           34,423.78                 NA
Oppenheimer International Growth Fund                                      56,156.82           34,769.00                 NA
Oppenheimer Emerging Growth Fund                                          190,986.46           43,299.00                 NA
Oppenheimer Emerging Technologies Fund                                    100,195.55           54,627.00                 NA
PIMCO NFJ Small Cap Value Fund                                                    NA                  NA                 NA
PIMCO PEA Renaissance Fund                                                541,432.52          198,274.86                 NA
PIMCO PEA Value Fund                                                      501,559.14           67,979.90                 NA
Money Market Fund                                                         480,385.83                  NA                 NA
VK Aggressive Growth Fund                                                 146,697.52           35,142.76                 NA
VK Comstock Fund                                                          506,412.38          180,205.00                 NA
VK Emerging Growth Fund                                                   347,960.59           84,628.81                 NA
VK Global Franchise Fund                                                          NA                  NA                 NA
VK Growth and Income Fund                                                 374,009.63          121,763.00                 NA
VK Growth Fund                                                            174,524.85           54,270.30                 NA


VAN KAMPEN ASSET MANAGEMENT

Van Kampen Asset Management is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"). Van Kampen is a diversified asset management company with more than 3 million retail investor accounts, extensive capabilities for managing institutional portfolios, and has more than $88.1 billion under management or supervision as of March 31, 2004. Van Kampen is a wholly-owned subsidiary of MSAM Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management are located at 1221 Avenue of the Americas, New York, NY 10020. As of December 31, 2003, Van Kampen Investment Advisory Corp. merged into Van Kampen Asset Management. Therefore, since that date, Van Kampen Investment Advisory Corp. is no longer a Subadviser of any of the Funds.

PEA CAPITAL LLC (FORMERLY PIMCO EQUITY ADVISORS LLC)

PEA Capital LLC is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. As of September 30, 2003, PEA and its subsidiaries had approximately $9.2 billion in assets under management. PEA is affiliated with the Manager.

NFJ INVESTMENT GROUP LP

NFJ Investment Group LP ("NFJ") is located at 2121 San Jacinto, Suite 1840, Dallas, TX 75201. As of September 30, 2003, accounts managed by NFJ had combined assets of approximately $3.8 billion. NFJ is affiliated with PEA and PIMCO Advisors Retail Holding LLC and with the Manager. NFJ is a wholly-owned subsidiary of Allianz Dresdner Asset Management U.S. Equities LLC, which is a wholly-owned subsidiary of Allianz Management of America L.P.

PIMCO ADVISORS RETAIL HOLDINGS LLC

PIMCO Advisors Retail Holdings LLC ("PARH") is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. PARH is affiliated with PEA and NFJ and with the Manager. PARH is a wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P.

A I M CAPITAL MANAGEMENT, INC.

A I M Capital Management, Inc. ("AIM") is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM, together with its affiliates, has acted as an investment advisor since its organization in 1986 and, together with its affiliates, advises or manages over 190 investment portfolios. Assets under management by AIM and its affiliates as of September 30, 2003 were $142 billion.

H.S. Dent Advisors, Inc. serves as the Sub-Subadviser to the USAZ AIM Dent Demographic Trends Fund, and is located at 6515 Gwin Road, Oakland, California, 94611.

DAVIS SELECTED ADVISERS. L.P.

Davis Selected Advisers, L.P. ("Davis"), is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis is controlled by its general partner, Davis Investments, LLC. Davis Investments, LLC is a holding company with no business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis' principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. As of December 31, 2003, Davis managed $46.1 billion. As of December 31, 2003, Davis managed $46.1 billion. Davis commenced operations in 1969.

THE DREYFUS CORPORATION

The Dreyfus Corporation ("Dreyfus") is located at 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages approximately $167 billion in over 200 mutual fund portfolios as of December 31, 2003. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company. Headquartered in Pittsburgh, Mellon offers a comprehensive array of banking services for individuals and corporations and is one of the world's leading providers of asset management, trust, custody and benefits consulting services. Mellon has approximately $2.845 trillion in assets under management, administration or custody, including approximately $657 billion under management (as of December 31, 2003).

FOUNDERS ASSET MANAGEMENT LLC

Founders Asset Management LLC ("Founders") is a wholly-owned subsidiary of Dreyfus Service Corporation, which is a wholly-owned subsidiary of Dreyfus Founders and is the growth specialist affiliate of Dreyfus. The Founders corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206. Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser or subadviser to a number of other investment companies and private accounts.

JENNISON ASSOCIATES, LLC


Jennison Associates, LLC ("Jennison"), 466 Lexington Avenue, New York, New York 10017, is a Delaware Limited Liability Company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company, which is in turn a wholly owned subsidiary of Prudential Financial, Inc. As of December 31, 2004, Jennison had approximately $64 billion in assets under management.


OPPENHEIMER FUNDS, INC.

OppenheimerFunds, Inc, ("OFI") is located at Two World Financial Center, 225 Liberty St., 11th Floor, New York, NY 10281. OFI has been an investment adviser since January 1960. OFI is a wholly-owned subsidiary of Oppenheimer Acquisition Corp. (OAC) which is owned by three groups of shareholders. OAC is owned by MassMutual Holding Company, which in turn is owned by Massachusetts Mutual Life Insurance Company (MML). MML owns more than 95% of the outstanding common stock of OAC, with the remainder owned by officers and directors of OFI and an outside investor. OFI has been an investment adviser since 1960. OFI is one of the largest and most respected mutual fund companies in the U.S., with more than $150 billion in assets under management as of December 31, 2003, more than 60 mutual funds and more than 7 million shareholder accounts.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.

Prudential Investment Management, Inc. ("PIM") is located at Two Gateway Plaza, Newark, New Jersey, 07102. PIM is owned by The Prudential Asset Management Holding Company. As of September 30, 2003, PIM's assets under management were $302 billion.

SALOMON BROTHERS ASSET MANAGEMETN INC.


The principal address of Salomon Brothers Asset Management Inc. (SaBAM) is 399 Park Avenue, New York, NY 10022. It is an indirect wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Cititgroup Inc. SaBAM was established in 1987. It provides a broad range of fixed income and equity investment services to individuals and institutional clients. As of December 31, 2004, SaBAM had $79.9 billion in assets under management.


AFFILIATED PERSONS
The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.

------------------------------------------- ---------------------------------------- ----------------------------------------
                   NAME                               POSITION WITH TRUST                     POSITION WITH ADVISER
------------------------------------------- ---------------------------------------- ----------------------------------------
------------------------------------------- ---------------------------------------- ----------------------------------------
Chris Pinkerton                             Chairman of the Board; President         Director; President; CEO
------------------------------------------- ---------------------------------------- ----------------------------------------
------------------------------------------- ---------------------------------------- ----------------------------------------
Jeffrey Kletti                              Trustee; Vice President                  Director; Senior Vice President
------------------------------------------- ---------------------------------------- ----------------------------------------

PORTFOLIO TRANSACTIONS

         Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

         In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Subadviser is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager or Subadviser, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager or Subadviser may receive orders for transactions on behalf of the Trust. The types of research services the Manager or Subadviser receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager or Subadvisers by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager or Subadviser and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager or Subadviser in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Manager or Subadviser in carrying out its obligations to the Trust. The Manager and Subadvisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

         Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund's Board of Directors, either the Fund's Manager or Subadviser, is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds

         While the Manager or Subadviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. The total brokerage commissions paid by each Fund are listed in the following table. For the fiscal years ended December 31, 2001 and 2002, purchase and sale transactions by the Money Market Fund did not involve brokerage commissions.

                                               TOTAL BROKERAGE    TOTAL BROKERAGE     TOTAL BROKERAGE      TOTAL BROKERAGE
                                               COMMISSION PAID    COMMISSION PAID     COMMISSION PAID      COMMISSION PAID
                                               FOR THE FISCAL     FOR THE FISCAL      FOR THE FISCAL       FOR THE FISCAL
                                                  YEAR ENDED        YEAR ENDED          YEAR ENDED           YEAR ENDED
FUND                                          DECEMBER 31, 2001  DECEMBER 31, 2002   DECEMBER 31, 2003    DECEMBER 31, 2004
----                                         ------------------------------------------------------------------------------

AIM Basic Value Fund.........................   $         NA      $    31,887.18        $   81,100.05      $
AIM Blue Chip Fund...........................   $         NA      $    16,046.85        $   54,002.00      $
AIM Dent Demographic Trends Fund.............   $         NA      $    25,733.80        $   87,878.58      $
AIM International Equity Fund................   $         NA      $    24,657.02        $   57,500.41      $
Davis NY Venture Fund........................   $  12,688.50      $    40,108.65        $   54,971.30      $
Dreyfus Founders Growth and Income Fund......   $   8,869.00      $    32,401.20        $   83,378.64      $
Legg Mason Value Fund........................   $   3,788.00      $    12,328.30        $   29,571.50      $
Oppenheimer International Growth Fund........   $   1,121.89      $    11,666.83        $    7,053.19      $
Oppenheimer Emerging Growth Fund.............   $         NA      $   112,362.00        $  395,852.20      $
Oppenheimer Emerging Technologies Fund.......   $   8,285.35      $    48,290.40        $  219,584.95      $
PIMCO NFJ Small Cap Value Fund...............   $         NA      $           NA        $   47,690.15      $
PIMCO Renaissance Fund.......................   $  18,564.33      $   279,322.36        $  607,346.38      $
PIMCO Value Fund.............................   $  10,850.37      $    94,245.97        $  170,287.91      $
Money Market Fund............................   $         NA      $        $0.00        $        0.00      $
VK Aggressive Growth Fund....................   $   5,376.54      $    48,474.21        $  175,657.30      $
VK Comstock Fund.............................   $  20,323.18      $   193,669.01        $  237,857.60      $
VK Emerging Growth Fund......................   $  13,198.35      $   107,172.08        $  325,248.40      $
VK Global Franchise Fund.....................   $         NA      $           NA        $   14,409.73      $
VK Growth and Income Fund....................   $  23,688.50      $    81,778.64        $  195,253.99      $
VK Growth Fund...............................   $         NA      $    69,754.79        $  246,897.41      $

AFFILIATED BROKERS

         The following table lists the amount of brokerage commissions paid during the last three years to any broker that is affiliated with the Trust, the Manager, the Adviser or any Subadviser. All of the brokers listed are affiliates of the Manager.

      ---------------------------- -------------------------- -------------------------- --------------------------
       NAME OF AFFILIATED BROKER    AGGREGATE DOLLAR AMOUNT    AGGREGATE DOLLAR AMOUNT    AGGREGATE DOLLAR AMOUNT
                                   OF BROKERAGE COMMISSIONS   OF BROKERAGE COMMISSIONS   OF BROKERAGE COMMISSIONS
                                   PAID FOR THE FISCAL YEAR   PAID FOR THE FISCAL YEAR   PAID FOR THE FISCAL YEAR
                                    ENDED DECEMBER 31, 2001    ENDED DECEMBER 31, 2002    ENDED DECEMBER 31, 2003
      ---------------------------- -------------------------- -------------------------- --------------------------
      ---------------------------- -------------------------- -------------------------- --------------------------
      DEUTSCHE BANK AG                               $485.00                  $9,393.88       No longer affiliated
      ---------------------------- -------------------------- -------------------------- --------------------------
      ---------------------------- -------------------------- -------------------------- --------------------------
      Deutsche Alex Brown (part                           $0                     $11.00       No longer affiliated
      of Deutsche Bank)
      ---------------------------- -------------------------- -------------------------- --------------------------
      ---------------------------- -------------------------- -------------------------- --------------------------
      Dresdner Kleinwort Benson                           $0                     $82.11                    $520.63
      (part of Dresdner Bank AG)
      ---------------------------- -------------------------- -------------------------- --------------------------
      ---------------------------- -------------------------- -------------------------- --------------------------
      Credit Lyonnais SA                                  $0                    $111.64                    $861.84
      ---------------------------- -------------------------- -------------------------- --------------------------


         The following table shows the percentage of aggregate brokerage commissions paid to the affiliated broker and the percentage of the aggregate dollar amount of transactions involving the payment of commissions effected through the affiliated broker during the fiscal year ended December 31, 2003.

      ------------------------------------- ----------------------------------- -----------------------------------
           NAME OF AFFILIATED BROKER        PERCENTAGE OF AGGREGATE BROKERAGE     PERCENTAGE OF AGGREGATE DOLLAR
                                             COMMISSIONS PAID FOR FISCAL YEAR    AMOUNT OF TRANSACTIONS INVOLVING
                                                 ENDED DECEMBER 31, 2003        THE PAYOUT OF COMMISSIONS FOR THE
                                                                                  FISCAL YEAR ENDED DECEMBER 31,
                                                                                               2003

                                       51

      ------------------------------------- ----------------------------------- -----------------------------------
      ------------------------------------- ----------------------------------- -----------------------------------
      DEUTSCHE BANK AG                                                     N/A                                 N/A
      ------------------------------------- ----------------------------------- -----------------------------------
      ------------------------------------- ----------------------------------- -----------------------------------
      Deutsche Alex Brown (part of                                         N/A                                 N/A
      Deutsche Bank)
      ------------------------------------- ----------------------------------- -----------------------------------
      ------------------------------------- ----------------------------------- -----------------------------------
      Dresdner Kleinwort Benson (part of                                 0.91%                               0.88%
      Dresdner Bank AG)
      ------------------------------------- ----------------------------------- -----------------------------------
      ------------------------------------- ----------------------------------- -----------------------------------
      Credit Lyonnais SA                                                 1.50%                               0.67%
      ------------------------------------- ----------------------------------- -----------------------------------

         Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager or Subadviser or the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees of the Trust, the Funds may borrow from the Manager or Subadviser for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

         As of December 31, 2003, the VK Aggressive Growth Fund, VK Emerging Growth Fund, VK Comstock Fund, VK Growth and Income Fund, Davis NY Venture Fund, Dreyfus Founders Growth and Income Fund, Legg Mason Value Fund, PIMCO PEA Renaissance Fund, PIMCO PEA Value Fund, AIM Basic Value Fund, AIM Blue Chip Fund and AIM Dent Demographic Trends Fund held investments in securities of their regular broker-dealers as follows:


                                                  APPROXIMATE AGGREGATE VALUE OF
                                                 ISSUER'S SECURITIES OWNED BY THE
FUND                                                  FUND AT 12/31/2003             NAME OF BROKER OR DEALER

USAZ Van Kampen Aggressive Growth Fund                                $ 266,000       CIT Group, Inc.
USAZ Van Kampen Aggressive Growth Fund                                $ 686,000       Lehman Brothers Holdings, Inc.
USAZ Van Kampen Aggressive Growth Fund                                $ 371,000       Prudential Financial, Inc.

USAZ Van Kampen Emerging Growth Fund                                  $ 933,000       Goldman Sachs Group, Inc.
USAZ Van Kampen Emerging Growth Fund                                 $1,042,000       Lehman Brothers Holdings, Inc.
USAZ Van Kampen Emerging Growth Fund                                 $1,185,000       Merrill Lynch & Company, Inc.

USAZ Van Kampen Comstock Fund                                        $3,555,000       Bank of America Corp.
USAZ Van Kampen Comstock Fund                                        $3,075,000       Citigroup, Inc.
USAZ Van Kampen Comstock Fund                                         $ 365,000       Goldman Sachs Group, Inc.
USAZ Van Kampen Comstock Fund                                         $ 760,000       J.P. Morgan Chase & Co.
USAZ Van Kampen Comstock Fund                                         $ 632,000       Merrill Lynch & Company, Inc.
USAZ Van Kampen Comstock Fund                                         $ 800,000       SunTrust Banks, Inc.

USAZ Van Kampen Growth and Income Fund                                $ 949,000       A.G. Edwards, Inc.
USAZ Van Kampen Growth and Income Fund                               $1,655,000       Bank of America Corp.
USAZ Van Kampen Growth and Income Fund                               $3,395,000       Citigroup, Inc.
USAZ Van Kampen Growth and Income Fund                               $2,516,000       J.P. Morgan Chase & Co.
USAZ Van Kampen Growth and Income Fund                               $1,972,000       Lehman Brothers Holdings, Inc.
USAZ Van Kampen Growth and Income Fund                               $2,663,000       Merrill Lynch & Company, Inc.
USAZ Van Kampen Growth and Income Fund                               $2,107,000       Prudential Financial, Inc.

USAZ Davis NY Venture Fund                                           $1,536,000       Bank of America Corp.
USAZ Davis NY Venture Fund                                           $1,636,000       Citigroup, Inc.
USAZ Davis NY Venture Fund                                           $1,620,000       J.P. Morgan Chase & Co.
USAZ Davis NY Venture Fund                                            $ 786,000       Merrill Lynch & Company, Inc.
USAZ Davis NY Venture Fund                                            $ 422,000       Morgan Stanley

USAZ Dreyfus Founders Growth and Income Fund                         $2,238,000       Citigroup, Inc.
USAZ Dreyfus Founders Growth and Income Fund                          $ 296,000       Goldman Sachs Group, Inc.
USAZ Dreyfus Founders Growth and Income Fund                          $ 242,000       J.P. Morgan Chase & Co.
USAZ Dreyfus Founders Growth and Income Fund                          $ 556,000       Lehman Brothers Holdings, Inc.
USAZ Dreyfus Founders Growth and Income Fund                          $ 938,000       Merrill Lynch & Company, Inc.
USAZ Dreyfus Founders Growth and Income Fund                         $1,094,000       Morgan Stanley

USAZ Legg Mason Value Fund                                            $ 804,000       Bank of America Corp.
USAZ Legg Mason Value Fund                                            $ 728,000       Citigroup, Inc.
USAZ Legg Mason Value Fund                                            $ 918,000       J.P. Morgan Chase & Co.
USAZ Legg Mason Value Fund                                            $ 579,000       Morgan Stanley

USAZ PIMCO PEA Renaissance Fund                                     $10,548,000       CIT Group, Inc.
USAZ PIMCO PEA Renaissance Fund                                      $7,739,000       J.P. Morgan Chase & Co.

USAZ PIMCO PEA Value Fund                                            $2,631,000       Citigroup, Inc.
USAZ PIMCO PEA Value Fund                                            $1,257,000       FleetBoston Financial Corp.
USAZ PIMCO PEA Value Fund                                            $2,707,000       J.P. Morgan Chase & Co.
USAZ PIMCO PEA Value Fund                                             $ 117,000       Merrill Lynch & Company, Inc.
USAZ PIMCO PEA Value Fund                                             $ 365,000       Morgan Stanley
USAZ PIMCO PEA Value Fund                                             $ 493,000       Prudential Financial, Inc.

USAZ AIM Basic Value Fund                                            $2,641,000       Citigroup, Inc.


                                       53

USAZ AIM Basic Value Fund                                            $1,840,000       J.P. Morgan Chase & Co.
USAZ AIM Basic Value Fund                                            $2,164,000       Merrill Lynch & Company, Inc.
USAZ AIM Basic Value Fund                                            $2,014,000       Morgan Stanley

USAZ AIM Blue Chip Fund                                               $ 668,000       Bank of America Corp.
USAZ AIM Blue Chip Fund                                              $2,446,000       Citigroup, Inc.
USAZ AIM Blue Chip Fund                                               $ 997,000       Goldman Sachs Group, Inc.
USAZ AIM Blue Chip Fund                                              $1,113,000       J.P. Morgan Chase & Co.
USAZ AIM Blue Chip Fund                                               $ 979,000       Merrill Lynch & Company, Inc.
USAZ AIM Blue Chip Fund                                               $ 972,000       Morgan Stanley
USAZ AIM Blue Chip Fund                                               $ 343,000       Prudential Financial, Inc.

USAZ AIM Dent Demographic Trends Fund                                 $ 544,000       Citigroup, Inc.
USAZ AIM Dent Demographic Trends Fund                                 $ 612,000       Goldman Sachs Group, Inc.
USAZ AIM Dent Demographic Trends Fund                                 $ 375,000       J.P. Morgan Chase & Co.
USAZ AIM Dent Demographic Trends Fund                                 $ 393,000       Merrill Lynch & Company, Inc.

         Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Manager or Subadviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager or Subadviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager or Subadviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Manager or Subadviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a Subadviser and, in dealing with its customers, the Manager, its parent and affiliates or a Subadviser will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

         BISYS, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to a Services Agreement dated as of January 1, 2003 (the "Services Agreement").

         As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Investment Management Agreement, the Subadvisers under the Portfolio Management Agreements, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

         As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.


         BISYS receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly, including a minimum annual base fee of $1,250,000 and in addition to the annual base fee, an asset based fee, calculated daily and paid monthly, at the annual rate of 0.06% of the combined average daily net assets of the Funds from $550 million to $2 billion; 0.045% of the combined average daily net assets of the Funds of the next $2 - $3 billion; 0.03% of the combined average daily net assets of the Funds of the next $3 - $6 billion; and 0.02% of the combined average daily net assets of the Funds if over $6 billion. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations.


         For the fiscal year ended December 31, 2003, BISYS was entitled to receive and waived administration fees from the Funds as follows:

             FUND                                      SERVICE FEES EARNED    SERVICE FEES WAIVED

          AIM Basic Value Fund                                       $ 72,736         $0
          AIM Blue Chip Fund                                           49,451         $0
          AIM Dent Demographic Trends Fund                             25,634         $0
          AIM International Equity Fund                                25,301         $0
          Davis NY Venture Fund                                        47,148         $0
          Dreyfus Founders Growth and Income Fund                      53,926         $0
          Legg Mason Value Fund                                        29,916         $0
          Oppenheimer International Growth Fund                        18,366         $0
          Oppenheimer Emerging Growth Fund                             48,395         $0
          Oppenheimer Emerging Technologies Fund                       37,295         $0
          PIMCO NFJ Small Cap Value Fund                                9,172         $0
          PIMCO Renaissance Fund                                      204,506         $0
          PIMCO Value Fund                                             67,238         $0
          Money Market Fund                                           293,048         $0
          VK Aggressive Growth Fund                                    42,755         $0
          VK Comstock Fund                                            183,224         $0
          VK Global Franchise Fund                                      8,022         $0
          VK Growth and Income Fund                                   131,009         $0
          VK Growth Fund                                               55,038         $0
          VK Emerging Growth Fund                                     103,429         $0

         Unless sooner terminated as provided therein, the Services Agreement between the Trust and BISYS will continue in effect for three years. The Services Agreement thereafter shall be renewed for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS. The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder.

DISTRIBUTOR

         BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a Distribution Agreement dated as of October 27, 1999 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

         The Distribution Agreement between the Trust and BISYS LP dated October 27, 1999 was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on September 10, 2002. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

         DISTRIBUTION PLAN. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.

         The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets.

         For the fiscal year or period ended December 31, 2003, the following 12b-1 fees shown as earned and waived for the Funds were:

       FUND                                  12B-1 FEES EARNED 12B-1 FEES WAIVED

       AIM Basic Value Fund                          $120,603          $0
       AIM Blue Chip Fund                              79,231          $0
       AIM Dent Demographic Trends Fund                36,234          $0
       AIM International Equity Fund                   34,633          $0
       Davis NY Venture Fund                           73,988          $0
       Dreyfus Founders Growth and Income Fund         85,590          $0
       Legg Mason Value Fund                           43,461          $0
       Oppenheimer International Growth Fund           22,463          $0
       Oppenheimer Emerging Growth Fund                78,442          $0
       Oppenheimer Emerging Technologies Fund          56,723          $0
       PIMCO NFJ Small Cap Value Fund                  17,865          $0
       PIMCO Renaissance Fund                         355,887          $0
       PIMCO Value Fund                               111,311          $0
       Money Market Fund                              480,401          $0
       VK Aggressive Growth Fund                       66,681          $0
       VK Comstock Fund                               314,704          $0
       VK Global Franchise Fund                        15,631          $0
       VK Growth and Income Fund                      223,610          $0
       VK Growth Fund                                  87,262          $0
       VK Emerging Growth Fund                        173,980          $0



         Under each Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution activities. The above amounts represent payments to securities dealers and other financial institutions and organizations for certain distribution services. Amounts received by the Distributor may, additionally, subject to each Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.

         The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan with respect to the Money Market Fund was initially approved by the Board of Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of any Plan ("Plan Trustees"), by vote cast in person at a October 6, 1999 meeting called for the purpose of voting on the Plan, and by the sole shareholder of each class of shares of each of the Funds on October 26, 1999. The Plan with respect to the VK Aggressive Growth Fund, Capital Growth Fund, VK Emerging Growth Fund, VK Comstock Fund, and VK Growth and Income Fund was initially approved on April 11, 2001. The Plan with respect to the Oppenheimer Emerging Technologies Fund,

Templeton Developed Markets Fund, Global Growth Fund, Large Cap and VK Growth Fund, PIMCO Renaissance Fund, PIMCO Value Fund, PIMCO Growth and Income Fund, and AllianceBernstein Growth and Income Fund was initially approved on September 6, 2001. The Plan with respect to the AIM Basic Value Fund, AIM Blue Chip Fund, AIM Dent Demographic Trends Fund, AIM International Equity Fund, and Oppenheimer Emerging Growth Fund was initially approved on February 27, 2002. The Plan's continuance was most recently approved by the Board of Trustees on September 8, 2002. The plan with respect to the PIMCO NFJ Small Cap Value Fund and VK Global Franchise Fund was initially approved on March 1, 2003. The continuance of the Plan is subject to similar annual approval by the Trustees and the Plan Trustees. The plan with respect to the Dreyfus Premier Small Cap Value Fund, Oppenheimer Global Fund, Oppenheimer Main Street Fund and Van Kampen Equity and Income Fund was initially approved on February 27, 2004. Each Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

CUSTODIAN

         The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to the Custody Agreement dated as of October 6, 1999 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

INDEPENDENT AUDITORS

         KPMG LLP, ("KPMG") 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215 are the independent auditors for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL

         Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402 is the legal counsel to the Trust. Wilmer Cutler Pickering LLP, 2445 M Street, N.W., Washington DC 20037 is legal counsel to the Independent Trustees.

CODES OF ETHICS

         Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission. Each Code has been adopted pursuant to Rule 17j-1.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 24 series, each named above and previously defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

         In addition to the 27 separate investment portfolios, the Trust previously offered five additional funds which ceased as an investment option effective May 1, 2002. These funds (the USAZ Strategic Growth Fund, the AZOA Global Opportunities Fund, the AZOA Growth Fund, the AZOA Diversified Assets Fund and the AZOA Fixed Income Fund) were merged into four existing USAZ and PIMCO funds on November 15, 2002. The merger was approved by shareholders under a business combination filing with the SEC.

         As of May 1, 2002, the Trust added five new funds as investment options (the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund and USAZ Oppenheimer Emerging Growth Fund). Also five funds changed names, the USAZ Van Kampen Emerging Growth Fund effective May 1, 2002 (formerly known as the "USAZ American Growth Fund"); the USAZ Money Market Fund effective May 1, 2002 (formerly known as the "AZOA Money Market Fund"); USAZ PIMCO PEA Renaissance Fund effective May 1, 2003 (formerly USAZ PIMCO Renaissance Fund); USAZ PIMCO PEA Growth and Income Fund effective May 1, 2003 (formerly USAZ PIMCO Growth and Income Fund); and USAZ PIMCO PEA Value Fund effective May 1, 2003 (formerly USAZ PIMCO Value Fund.)

         As of May 1, 2003, the Trust added two new funds as investment options (the USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund).

         As of December 8, 2003, the USAZ AllianceBernstein Technology Fund was re-named the USAZ Oppenheimer Emerging Technologies Fund and its management was assumed by OppenheimerFunds, Inc.

         As of March 8, 2004, the Trust changed the portfolio managers and re-named the following funds as follows: USAZ Davis NY Venture Fund (formerly known as USAZ AllianceBernstein Growth and Income Fund), USAZ Dreyfus Founders Growth and Income Fund (formerly known as USAZ AllianceBernstein Large Cap Growth Fund) and USAZ Oppenheimer International Growth Fund (formerly known as USAZ Templeton Developed Markets Fund). As of April 30, 2004, the Trust added four new funds as investment options (the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, and the USAZ Van Kampen Equity and Income Fund).


         As of July 27, 2004, the USAZ PIMCO PEA Growth and Income Fund was re-named the USAZ Legg Mason Value Fund and its management was assumed by Legg Mason Funds Management, Inc.

         As of April 29, 2005 the Trust added three new funds as investment options (the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund and the USAZ Salomon Brothers Small Cap Growth Fund).


VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION

         Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         For federal income tax purposes, the following Funds had capital loss carry forwards as of December 31, 2003 which are available to offset future capital gains, if any:

                                                           AMOUNT       EXPIRES

         AIM Basic Value Fund.........................  $    243,046       2010
         AIM Blue Chip Fund...........................  $    208,130       2010
         AIM Blue Chip Fund...........................  $    392,866       2011
         AIM Dent Demographic Trends Fund.............  $    381,448       2010
         AIM International Equity Fund................  $    177,656       2010
         Davis NY Venture Fund........................  $    936,550       2010
         Dreyfus Founders Growth and Income Fund......  $  1,110,816       2010
         Dreyfus Founders Growth and Income Fund......  $    682,864       2011
         Legg Mason Value Fund........................  $    938,589       2010
         Legg Mason Value Fund........................  $    452,721       2011
         Oppenheimer International Growth Fund........  $     67,265       2010
         Oppenheimer International Growth Fund........  $     36,040       2011
         VK Aggressive Growth Fund....................  $  1,349,018       2010
         VK Comstock Fund.............................  $  1,216,457       2010
         VK Emerging Growth Fund......................  $    490,385       2009
         VK Emerging Growth Fund......................  $  4,290,750       2010
         VK Emerging Growth Fund......................  $  1,413,055       2011
         VK Growth and Income Fund....................  $  1,343,837       2010

         To the extent these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

         Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

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

         Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

         A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

         By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

         When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

         Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

         In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

         The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

         Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

         However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

         Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

         Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

         Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING THE INTERNATIONAL GROWTH FUND, AIM INTERNATIONAL EQUITY FUND, OPPENHEIMER EMERGING GROWTH FUND, VK GLOBAL FRANCHISE FUND AND OPPENHEIMER GLOBAL FUND.

         Each of the International Growth Fund (formerly Templeton Developed Markets Fund), AIM International Equity Fund, Oppenheimer Emerging Growth Fund, VK Global Franchise Fund and Oppenheimer Global Fund may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that each Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that each Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such Fund's shareholders. Therefore, the payment of this tax would reduce such Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

PERFORMANCE INFORMATION

         From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

         In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Co. of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or BISYS voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

         Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds may be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND

         The standardized seven-day yield for the Money Market Fund is computed:
(1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

         At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

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

YIELDS OF THE NON-MONEY MARKET FUNDS

         Yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Non-Money Market Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN

         Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS

         Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

         The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.

         Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS

         The Independent Auditors' Report and audited financial statements of the Funds included in the Annual Report for the fiscal period ended December 31, 2003 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon written request from USAllianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113.

PROXY VOTING POLICIES AND PROCEDURES

         The proxy voting policies and procedures of the Trust, USAllianz Advisers and all of the Subadvisers are located in Appendix B to this Statement of Additional Information.


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


                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

         "D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" -- Issuers do not fall within any of the rating categories.

         The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         "D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "D-1-" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

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

         "D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         "D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         "D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

         Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

         "F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

         "F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         "D" -- Securities are in actual or imminent payment default.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

         "TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND LONG-TERM DEBT RATINGS

THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:

         "AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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

         "BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

         "C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         "D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:

         "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

         The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

         The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

         "AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

         "AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

         "BBB" -- Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

         "BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

         To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" -- This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                       APPENDIX B - PROXY VOTING POLICIES

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

PROXY VOTING POLICY AND PROCEDURES

I.   POLICY

A. Basis for Proxy Voting. USAllianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of its Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.

B. Delegation of Proxy Voting. The Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Fund securities its holds is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund management to the Trust's several Funds (each a "Specialist Manager"). Accordingly, the Board hereby delegates to each Specialist Manager the responsibility for voting proxies held by any Fund of the Trust and for which a Specialist Manager provides day-to-day Fund management services, subject to the continuing oversight of the Board.1

Monitoring Proxy Voting. The Board further delegates to USAllianz Advisers, LLC. ("USAZ"), as an integral part of those services provided by USAZ to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Specialist Manager votes proxies received with respect to Fund securities in a manner that is consistent with such Specialist Manager's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Specialist Manager.

II.      PROCEDURES

A. Specialist Manager Voting Procedures; Board Oversight. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Specialist Manager (other than those Specialist Managers retained to provide services to a Fund that holds only fixed income securities)2 the Proxy Voting Policies adopted by such Specialist Manager as soon as reasonably practicable following the adoption of these procedures. Such Proxy Voting Policies [, or summaries thereof,] shall be presented to the Board not later than the first Board meeting scheduled to be held following the date on which Specialist Managers are required to comply with Rule 206(4)-6 (Proxy Voting) under the Investment Advisers Act of 1940.3 The proxy voting policies and procedures of the Specialist Managers will be incorporated by reference herein, substantially in the form found in Appendices 1 through 7 to these Policies and Procedures. Proxy Voting Policies or a summary thereof shall be presented to the Board thereafter at least annually and the officers of the Trust shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Specialist Manager (other than those Specialist Managers retained to provide services to a Fund that holds only fixed income securities).

B. Specific Matters for Review. 1. Conflict of Interest. The Trust recognizes that there may be instances in which a Specialist Manager
     (or affiliated persons of the Specialist Manager) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Procedures provided to the Trust, the Trust's officers will evaluate theextant to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Specialist Manager had limited discretion in making a proxy voting decision in the event of a conflict of interests, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the interests of the Specialist Manager and the Trust would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances. a Specialist Manager may be unable to make a decision with regard to a particular proxy vote in accordance with its proxy voting policies and procedures, due to the existence of a conflict. In these circumstances, and where the Specialist Manager advises the Trust of such a conflict and its inability to vote, the Trust may direct the Specialist Manager to vote. In directing a Specialist Manager to vote, the Trust may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Specialist Managers to the Trust on the same proxy voting decision, where a conflict does not exist; the policies and procedures of the Specialist Manager that is unable to vote due to the conflict; or, any other consideration affecting the Trust.

2. Differences Among Proxy Voting Policies. The Trust recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Specialist Managers (e.g. when more than one Fund (or two managed portions of the same Fund) hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trust that such circumstance will not be deemed to suggest improper action on the part of any Specialist Manager

C.       Voting Record Reporting.

1. Maintenance of Specialist Manager Voting Record. No less than annually, the Trust shall obtain from each Specialist Manager a record of each proxy voted with respect to Fund Securities of each Fund of the Trust served by that Specialist Manager during the year.4

2. Annual Filing on Form N-PX. The Trust shall file an annual report of each proxy voted with respect to Fund securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.5

III.     REVOCATION

         The delegation of the authority to vote proxies relating to Portfolio Securities of any Fund is entirely voluntary and may be revoked by the Trust, acting by resolution of the Board, in whole or in part, at any time.

I.        DISCLOSURES

A.        The Trust shall include in its registration statement:

1. This policy and the Proxy Voting Procedures, or summaries thereof, of each Specialist Manager (other than those Specialist Managers retained to provide services to a Fund that holds only fixed income securities)6; and

2. After June 30, 2004, a statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.7


B. The Trust shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to Fund securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.8

2. A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.9

4 This record may be provided directly from the Specialist Manager or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.
5 As it is used in this document, the term "conflict of interest" refers to a situation in which the Specialist Manager (or affiliated persons of the Specialist Manager) has a financial interest in a matter presented by a proxy that may compromise that Specialist Manager's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.
6 This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003. 7 This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.
8 This disclosure shall be included in the report next filed on behalf of the Funds after July 15, 2003. 9 This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.

                         USALLIANZ ADVISERS, LLC (USAZ)

PROXY VOTING POLICY AND PROCEDURES

I.         POLICY

A. Basis for Proxy Voting. USAZ as manager of the USAllianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of the Trust's Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.

B. Delegation of Proxy Voting. The USAllianz Variable Insurance Products Trust Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Funds' securities is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund portfolio management of the Trust's several Funds (each a "Sub-Adviser"). Accordingly, USAZ hereby delegates to each Sub-Adviser any responsibility it may have for voting proxies held by any Fund of the Trust and for which a Sub-Adviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.1

C. Monitoring Proxy Voting. The Board of the Funds has delegated to USAZ, as an integral part of those services provided by USAZ to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Sub-Adviser votes proxies received with respect to Fund securities in a manner that is consistent with such Sub-Adviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Sub-Adviser. On a quarterly basis, USAZ shall circulate a form to each Sub-Adviser to document any material changes to the Sub-Advisers' Proxy Voting Policies, to obtain certification that each Sub-Adviser has complied with its adopted policies and is maintaining all records required under both the Investment Company Act of 1940 and the Investment Advisers Act of 1940, and to note how any proxy issues that involved material conflicts of interest were resolved.

II.        PROCEDURES

A. Oversight of Sub-Adviser Voting Procedures. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities)2 the Proxy Voting Policies adopted by such Sub-Adviser as soon as reasonably practicable following the adoption of these procedures. The Proxy Voting Policies of the Sub-Advisers incorporated by reference herein. USAZ shall use reasonable efforts to ensure that the Trust Board is notified promptly of any material changes in the Proxy Voting Policies of each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities).

B.         Specific Matters for Review.

1. Conflict of Interest3. USAZ recognizes that there may be instances in which a Sub-Adviser (or affiliated persons of a Sub-Adviser) has a material conflict of interest in a matter presented by a proxy. In reviewing each Sub-Adviser's Proxy Voting Policies, the officers of USAZ will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Sub-Adviser had limited discretion in making a proxy voting decision in the event of a material conflict of interest, or the existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a material conflict between the interests of the Sub-Adviser and the security issuer would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Sub-Adviser may be unable to make a decision with regard to a particular proxy vote in accordance with its Proxy Voting Policies, due to the existence of a conflict of interest. In these circumstances, and where the Sub-Adviser advises USAZ of such a conflict and its inability to vote, the USAZ Proxy Committee may direct the manner in which the Sub-Adviser should vote.

2. USAZ Proxy Committee (the "Committee"). The Committee shall consist of two USAZ officers. The Committee will also have an adviser (the "Committee Adviser") appointed from the Legal Department of Allianz Life Insurance Company of North America, USAZ's parent company. The Committee may abstain or refrain from voting proxy issues if: o the Committee does not receive timely notification of shareholder meeting, o the costs involved with voting the proxy outweigh the benefits of voting the proxy issue, or o the Committee does not receive adequate information regarding the proxy issue.

     In the event that the Committee makes a voting decision on a proxy issue:

o the Committee shall communicate it's voting decision to the Sub-Adviser at least two days before the shareholder meeting,

o all documents prepared by the Committee regarding the voting decision shall be forwarded to the Sub-Adviser for record keeping purposes, and

o the Committee Adviser shall make a report to the Trust Board regarding the Committee's voting decision at the next Board meeting.

    In directing a Sub-Adviser to vote, the Committee will adhere to the following guidelines:

a) If the Sub-Adviser has retained an independent third party proxy agent, the Committee will vote pursuant to the independent proxy agent's recommendation.

b) If the Sub-Adviser has not retained an independent third party proxy agent, the Committee will review the proxy issue to determine if:
o the security issuer is an affiliate of, or has a significant current or proposed business relationship with, Allianz Life Insurance Company of North America; or
o where reasonably practicable, determine if the security issuer has a significant current or proposed business relationship with an affiliate of Allianz Life Insurance Company of North America.

              If such a relationship exists, the Committee will notify the Sub-Adviser that it will abstain from voting the proxy issue.

              If such a relationship does not exist, the Committee may rely on one or more of the following considerations in making a proxy voting decision:
o the Proxy Voting Policies of the Sub-Adviser that is unable to vote due to the conflict; o the advice of an independent third party proxy agent retained by the Committee; o any voting decisions being made by other Sub-Advisers on the same proxy issue; o the advice of counsel; or o any other consideration affecting the Trust.

3. Differences Among Proxy Voting Policies. USAZ recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Sub-Advisers (e.g. when more than one Fund, or two managed portions of the same Fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of USAZ that such circumstance will not be deemed to suggest improper action on the part of any Sub-Adviser

C.        Record Keeping Requirements.

1. Maintenance of Sub-Adviser Voting Record. USAZ delegates to each Sub-Adviser responsibility for collecting and maintaining a record of each proxy voted with respect to Securities of each Fund of the Trust served by that Sub-Adviser during the year.4

2. Maintenance of Proxy Records Required by the Investment Advisers Act of 1940 (the "Advisers Act Rule"). USAZ delegates to each Specialist Manger responsibility for collecting and maintaining all records required under the Advisers Act Rule in accordance with the rule. The Sub-Adviser may engage an independent third party proxy agent to assist in these record keeping requirements. These records include:
o        The Sub-Adviser's Proxy Voting Policies;
o        Proxy statements regarding Fund securities;

o Records of all proxy votes cast including those cast at the instruction of USAZ;

o Records of written requests for proxy voting information and all written responses to requests for information;

o Any documents prepared by the Sub-Adviser that were material to making a voting decision, or that memorialize the basis for the decision; and

o Records sufficient to document proxy issues where the Sub-Adviser experienced a material conflict of interest were resolved in the best interests of the client.

III.     REVOCATION

         The delegation of the authority to vote proxies relating to Fund Securities is entirely voluntary and may be revoked by USAZ, acting by resolution of the USAZ Board of Governors, in whole or in part, at any time.

IV.              DISCLOSURES

IV.              USAZ SHALL INCLUDE IN THE TRUST'S REGISTRATION STATEMENT:

1. This policy and a statement disclosing that this policy is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website5; and

2. After June 30, 2004, a statement disclosing that information regarding how each Sub-Adviser voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website6.

                                    AIM FUNDS

REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10, 2003

A.  PROXY POLICIES
Each of A I M Advisors, Inc., A I M Capital Management Group, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I. BOARDS OF DIRECTORS

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

o Are not independent directors and sit on the board's audit, compensation or nominating committee; o Attend less than 75 percent of the board and committee meetings without a valid excuse; o Implement or renew a dead-hand or modified dead-hand poison pill; o Enacted egregious corporate governance policies or failed to replace management as appropriate; o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares;
                      or
o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

o Long-term financial performance of the target company relative to its industry; o Management's track record; o Portfolio manager's assessment; o Qualifications of director nominees (both slates); o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
o        Background to the proxy contest.

         II. INDEPENDENT AUDITORS

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

o      It is not clear that the auditors will be able to fulfill their function;
o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or
o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III. COMPENSATION PROGRAMS

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV. CORPORATE MATTERS

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

         V. SHAREHOLDER PROPOSALS

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

o We will generally abstain from shareholder social and environmental proposals.

o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

o We will generally vote for proposals to lower barriers to shareholder action.

o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI. OTHER

o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.  PROXY COMMITTEE PROCEDURES
         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

2. AIM will not publicly announce its voting intentions and the reasons therefore.

3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.           BUSINESS/DISASTER RECOVERY
         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D. RESTRICTIONS AFFECTING VOTING
         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E. CONFLICTS OF INTEREST
         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                           DAVIS SELECTED ADVISERS, LP

DAVIS SELECTED ADVISERS, LP ("DAVIS ADVISORS")
PROXY VOTING PROCEDURES AND POLICIES

AMENDED AS OF AUGUST 6, 2003

TABLE OF CONTENTS

I. Introduction II. Principals
III. Fiduciary Duties of Care and Loyalty IV. General Proxy Voting Policies V. Ensuring Proxies are Voted
VI. Identifying and Resolving Potential Conflicts of Interest VII. Proxy Oversight Group VIII. Shareholder Activism
IX. Obtaining Copies of Davis Advisors' Proxy Voting Procedures and Policies and/or How Proxies Were Voted X. Summary of Proxy Voting Procedures and Policies
XI. Records XII. Amendments
              Exhibit A, "General Proxy Voting Policies"

I. INTRODUCTION
Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients' holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

II. PRINCIPLES
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company's board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. Davis Advisors opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

Allow responsible management teams to run the business - Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management's ability to do this. Davis Advisors will generally abstain from voting on proposals that seek to place restrictions on management in order to promote social or environmental agendas.

Please see Davis Advisors' General Proxy Voting Policies for more details ("Exhibit A").

III. FIDUCIARY DUTIES OF CARE AND LOYALTY
Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.

When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of "care" and "loyalty":

(1) The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.
(2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client's interest to Davis Advisors' own interests.

IV.      GENERAL VOTING POLICIES
Attached to these Proxy Voting Procedures and Policies is Exhibit A, "General Proxy Voting Policies," that describes Davis Advisors' pre-determined proxy voting policies. Davis Advisors may, however, deviate from its general proxy voting polices in order to accomplish a specific objective. All deviations from the general proxy voting polices shall be documented.

V. ENSURING PROXIES ARE VOTED
The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if Davis Advisors has been assigned the right to vote the proxies.

Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Procedures and Policies shall not apply to that client's account. The scope of Davis Advisors' responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors' contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.

   Cost/Benefit Analysis. Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client's best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company's shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients' holdings.

Record of Voting
The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Exhibit A "General Proxy Voting Policies."

VI. IDENTIFYING AND RESOLVING POTENTIAL CONFLICTS OF INTEREST
Potential Conflicts of Interest
A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors' interests and those of its clients, Davis Advisors will consider:

(1) Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or

(2) Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. If (i) Davis Advisors' clients control less than 2 1/2% of the voting company's eligible vote; and (ii) less than 2 1/2% of Davis Advisors' assets under management are controlled by the voting company, then the conflict of interest is presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.

Identifying Potential Conflicts of Interest
The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

Resolving Potential Conflicts of Interest
The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1) Votes consistent with Exhibit A, "General Proxy Voting Policies," are presumed to be consistent with the best interests of clients;
(2) Davis Advisors may disclose the conflict to the client and obtain the client's consent prior to voting the proxy;
(3) Davis Advisors may obtain guidance from an independent third party; (4) The potential conflict may be immaterial; or
(5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

VII.     PROXY OVERSIGHT GROUP
Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:

(1) Establishes, amends, and interprets proxy voting procedures and policies; and (2) Resolves conflicts of interest identified by the Compliance Department.

Composition of the Proxy Oversight Group
The following are the members of the Proxy Oversight Group. Davis Advisors':
(1)      Proxy Analyst;
(2)      Chief Compliance Officer; and
(3)      Chief Legal Officer.

Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.

VIII. SHAREHOLDER ACTIVISM
Davis Advisors' fiduciary duties to its clients do not necessarily require Davis Advisors to become a "shareholder activist." As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors' clients.

IX. OBTAINING COPIES OF DAVIS ADVISORS' PROXY VOTING PROCEDURES AND POLICIES AND/OR HOW PROXIES WERE VOTED Davis Advisors' clients may obtain a copy of Davis Advisors' Proxy Voting Procedures and Policies and/or a record of how their own proxies were voted by writing to:
         Davis Selected Advisers, L.P.
         Attn: Chief Compliance Officer
         2949 East Elvira Road, Suite 101
         Tucson, Arizona, 85706

After August 2004, information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds' website (http://www.davisfunds.com and http://www.selectedfunds.com) and also on the SEC's website at http://www.sec.gov.

No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.

X. SUMMARY OF PROXY VOTING PROCEDURES AND POLICIES
Davis Advisors shall maintain a summary of its Proxy Voting Procedures and Policies which also describes how a client may obtain a copy of Davis Advisors' Proxy Voting Procedures and Policies. This summary shall be included in Davis Advisors' Form ADV Part II, which is delivered to all new clients.

XI. RECORDS
Davis Advisors' Chief Compliance Officer shall retain for the legally required periods the following records: (a) Copies of Davis Advisors' Proxy Voting Procedures and Policies and each amendment thereof; (b) Proxy statements received regarding client securities; (c) Records of votes Davis Advisors cast on behalf of clients; (d) Records of written client requests for proxy voting information and Davis Advisors' response; and (e) Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.

XII. AMENDMENTS
Davis Advisors' Proxy Oversight Group may amend these Proxy Procedures and Policies from time to time. Clients shall be notified of material changes.

                                    EXHIBIT A
                          DAVIS SELECTED ADVISERS, L.P.
                          GENERAL PROXY VOTING POLICIES

                           AS AMENDED: AUGUST 6, 2003

NOTICE: DAVIS SELECTED ADVISERS, L.P. ("DSA") HAS ESTABLISHED THE FOLLOWING GENERAL PRINCIPLES FOR VOTING PROXIES ON BEHALF OF ITS CLIENTS. WHILE THESE PRINCIPLES SHAPE OUR POLICIES, DSA ALWAYS REVIEWS EACH PROXY INDIVIDUALLY. AS A RESULT, THERE MAY BE CASES IN WHICH PARTICULAR CIRCUMSTANCES LEAD US TO VOTE AN INDIVIDUAL PROXY DIFFERENTLY THAN OTHERWISE STATED WITHIN THIS DOCUMENT. IN SUCH EXCEPTIONAL CASES, WE WILL DOCUMENT OUR REASONING. ALTHOUGH OUR DECISIONS MAY PROVE TO HAVE BEEN INCORRECT IN THE LIGHT OF FUTURE EVENTS, THEY WILL ALWAYS BE MADE WITH THE INTENTION OF MAXIMIZING THE LONG-TERM VALUE OF OUR CLIENTS' INVESTMENT. ITEMS NOT ADDRESSED WITHIN THESE POLICIES WILL BE EVALUATED ON A CASE-BY-CASE BASIS.

                            I. THE BOARD OF DIRECTORS

A. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

As Corporate Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees will be shaped by our assessment of a director's record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors' performance in this area. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management's performance. Appropriate hurdles should include the company's performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.

Although such a philosophy does not allow for exact precision,

o We will generally withhold votes for directors of any company that issues options representing more than two percent of the shares outstanding in a given year without a specified performance hurdle.
o We will generally withhold votes for directors of companies that issue more than 0.67% of the shares outstanding in restricted stock without a specified performance hurdle.
o We will generally withhold votes for any director of any company that issues a combination of options and restricted shares (converted at a three to one ratio) that together add up to more than 2% of shares outstanding.
o We will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.

Directors also bear responsibility for the presentation of a company's financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Specifically,

o We will generally withhold votes for any director of any company that does not account for employee stock options as an expense in the calculation of net income by January 2004.
o We will generally withhold votes for any director of any company that uses unrealistic returns and assumptions in calculating a company's pension obligations, expenses or pension fund returns.

In voting on director nominees, we will also consider the following factors:

o        long-term corporate performance
o        nominee's investment in the company
o corporate governance provisions and takeover activity (discussed in Sections III and IV)
o        director compensation
o        number of other board seats held by nominee
o        interlocking directorships
o        nominee's attendance at meetings (past two years)
o        relevant business experience
o        ethical track record

B. CLASSIFICATION/DECLASSIFICATION OF THE BOARD

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.

                           II. EXECUTIVE COMPENSATION

We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.

1. Over the long-term, what is the minimum level of shareholder returns below which management's performance would be considered poor?
o        Performance below that of the S&P 500.
o        Performance below a pre-selected group of competitors.
o        Performance below the company's cost of equity capital.
2. Does the company's proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?

In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is "yes," as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable EVEN IF the shares compound at an unacceptably low rate - or actually do not go up at all but are simply volatile - over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned.

Recognizing that many companies have and will continue to issue non-qualified stock options as part of their long term incentive compensation plans, we have developed guidelines to determine the appropriate maximum amount to be given in any one year. Our thinking on this issue is shaped by the fact that America's Ten Most Admired Companies as determined by FORTUNE MAGAZINE for 2002 had an average annual option grant over the last seven years of only 1.4 percent (excluding Microsoft at 1.2 percent). As a result, we believe a large option program is not a necessary characteristic of either highly admired or high-performing companies. As a result,

o We will generally vote against any compensation plan that grants options representing more than two percent of the shares outstanding in a given year without a specified performance hurdle.
o We will generally vote against any compensation plan that grants more than 0.67% of the shares outstanding in restricted stock without a specified performance hurdle.
o We will generally vote against any compensation plan that grants a combination of options and restricted shares (converted at a three to one ratio) that together add up to more than 2% of shares outstanding.
o We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices.
o We will generally vote against multi-year authorizations of shares to be used for compensation unless the company's past actions have been consistent with these policies.
o We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.

                           III. TENDER OFFER DEFENSES

A. POISON PILLS

We will generally vote AGAINST management proposals to ratify a poison pill.

We will generally vote FOR shareholder proposals to redeem a poison pill.

B. FAIR PRICE PROVISIONS

We will generally vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We will generally vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. GREENMAIL

We will generally vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. PALE GREENMAIL

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E. UNEQUAL VOTING RIGHTS

We will generally vote AGAINST dual class exchange offers.

We will generally vote AGAINST dual class recapitalizations.

F. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

We will generally vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We will generally vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

We will generally vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We will generally vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. WHITE SQUIRE PLACEMENTS

We will generally vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

                               IV. PROXY CONTESTS

A. VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

      o long-term financial performance of the target company relative to its industry o management's track record o background to the proxy contest o qualifications of director nominees (both slates) o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
      o  stock ownership positions

B. REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

                            V. PROXY CONTEST DEFENSES

A. BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

We will generally vote AGAINST proposals to classify the board.

We will generally vote FOR proposals to repeal classified boards and to elect all directors annually.

B. SHAREHOLDER ABILITY TO REMOVE DIRECTORS

We will generally vote AGAINST proposals that provide that directors may be removed ONLY for cause.

We will generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

C. CUMULATIVE VOTING

We will generally vote AGAINST proposals to eliminate cumulative voting.

We will generally vote FOR proposals to permit cumulative voting.

D. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

We will generally vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

We will generally vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

E. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

We will generally vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

We will generally vote FOR proposals to allow or make easier shareholder action by written consent.

F. SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

We will generally vote FOR proposals that seek to fix the size of the board.

We will generally vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

                                  VI. AUDITORS

A. RATIFYING AUDITORS

We will generally vote FOR proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,
o        Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

We vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We will generally vote FOR shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes-Oxley mandates that the partners on a company's audit engagement be subject to five-year term limits).

                    VII. MISCELLANEOUS GOVERNANCE PROVISIONS

A.    CONFIDENTIAL VOTING

We will generally vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We will generally vote FOR management proposals to adopt confidential voting.

B.  EQUAL ACCESS

We will generally vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C. BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we will generally vote AGAINST the proposals. If the combined effect is positive, we will generally vote FOR the proposals.

D. SHAREHOLDER ADVISORY COMMITTEES

We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

E. STOCK OWNERSHIP REQUIREMENTS

We will generally vote AGAINST shareholder proposals REQUIRING directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.

F. TERM OF OFFICE AND INDEPENDENCE OF COMMITTEES

We will generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

We will generally vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

We will generally vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We will generally vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We will generally vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (2) only if the director's legal expenses would be covered.

H. CHARITABLE CONTRIBUTIONS

We will generally vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

I. AGE LIMITS

We will generally vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

J. BOARD SIZE

We will generally vote FOR proposals seeking to fix the board size or designate a range for the board size.

We will generally vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

K. CUMULATIVE VOTING

We will generally vote AGAINST proposals to eliminate cumulative voting.

We will generally vote FOR proposals to restore or permit cumulative voting.

L. ESTABLISH/AMEND NOMINEE QUALIFICATIONS

We vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We will generally vote AGAINST shareholder proposals requiring two candidates per board seat.

M. FILLING VACANCIES/REMOVAL OF DIRECTORS

We will generally vote AGAINST proposals that provide that directors may be removed only for cause.

We will generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

N. OBRA-RELATED COMPENSATION PROPOSALS

o   AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE FEATURES

We will generally vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o        AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

We will generally vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o        AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a CASE-BY-CASE basis.

o        APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

We will generally vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.

O. SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

We will generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

P. GOLDEN AND TIN PARACHUTES

We will generally vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We will generally review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

Q. EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

We will generally vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

R. 401(K) EMPLOYEE BENEFIT PLANS

We will generally vote FOR proposals to implement a 401(k) savings plan for employees.


S. STOCK PLANS IN LIEU OF CASH


We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a CASE-BY-CASE basis.

We will generally vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

We review plans which do not provide a dollar-for-dollar cash for stock exchange on a CASE-BY-CASE basis.


T. DIRECTOR RETIREMENT PLANS


We will generally vote AGAINSt retirement plans for non-employee directors.

We will generally vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.


                          VIII. STATE OF INCORPORATION

A. VOTING ON STATE TAKEOVER STATUTES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.    VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.


                    IX. MERGERS AND CORPORATE RESTRUCTURINGS

A. MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:
     o   anticipated financial and operating benefits
     o   offer price (cost vs. premium)
     o   prospects of the combined companies
     o   how the deal was negotiated
     o   changes in corporate governance and their impact on shareholder rights

B. CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

C. SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. APPRAISAL RIGHTS

We will generally vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

G. CHANGING CORPORATE NAME

We will generally vote FOR changing the corporate name.


                       X. SOCIAL AND ENVIRONMENTAL ISSUES

In general, we ABSTAIN from voting on shareholder social and environmental proposals on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.


                              XI. CAPITAL STRUCTURE

A. COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measure the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an "allowable increase" for the company is set. The top quartile performers will have the largest allowable increase.

If the requested increase is greater than the "allowable increase" we will generally vote AGAINST the proposal.

B. REVERSE STOCK SPLITS

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. BLANK CHECK PREFERRED AUTHORIZATION

We will generally vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote AGAINST the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.

D. SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

We will generally vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E. ADJUST PAR VALUE OF COMMON STOCK

We will generally vote FOR management proposals to reduce the par value of common stock.

F. PREEMPTIVE RIGHTS

We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G. DEBT RESTRUCTURINGS

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

     o DILUTION - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
     O CHANGE IN CONTROL - Will the transaction result in a change in control of the company? O BANKRUPTCY - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H. SHARE REPURCHASE PROGRAMS

We will generally vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I. DUAL-CLASS STOCK

We will generally vote AGAINST proposals to create a new class of common stock with superior voting rights.

We will generally vote FOR proposals to create a new class of nonvoting or subvoting common stock if: o It is intended for financing purposes with minimal or no dilution to current shareholders. o It is not designed to preserve the voting power of an insider or significant shareholder.

J. ISSUE STOCK FOR USE WITH RIGHTS PLAN

We will generally vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

K. PREFERRED STOCK

We will generally vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

We will generally vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

We will generally vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We will generally vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

L. RECAPITALIZATION

We vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M. REVERSE STOCK SPLITS

We will generally vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We will generally vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis.

N. STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

We will generally vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

O. TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

                      DREYFUS FOUNDERS ASSET MANAGEMENT LLC

SUMMARY OF FOUNDERS' PROXY VOTING POLICY AND PROCEDURES

Founders Asset Management LLC ("Founders"), through its participation on Mellon Financial Corporation's Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Founders seeks to act solely in the best financial and economic interest of the applicable client. Founders will carefully review proposals that would limit shareholder control or could affect the value of a client's investment. Founders generally will oppose proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Founders will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Founders will attempt to ensure that management reasonably responds to the social issues.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Founders weighs the cost of voting and potential inability to sell the shares, against the benefit of voting the shares, to determine whether or not to vote.

Founders recognizes its duty to vote proxies in the best interests of its clients. Founders seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Founders and its affiliates engage a third party as an independent fiduciary to vote all proxies for Mellon Financial Corporation securities and affiliated mutual fund securities.

Founders will furnish a copy of its Proxy Voting Policy, any related procedures, and its voting guidelines to each advisory client upon request. Upon request, Founders will also disclose to an advisory client the proxy voting history for its account after the votes have been recorded.

             THE DREYFUS CORPORATION - MELLON FINANCIAL CORPORATION

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

Dreyfus, through its participation on the Mellon Financial Corporation's Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

Dreyfus seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or Dreyfus' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options.

                            JENNISON ASSOCIATES, LLC


Jennison Associates LLC ("Jennison") actively manages publicly traded equity securities and fixed income securities. Jennison's policy is to ensure that all proxies are voted in the best interests of its clients and that material conflicts of interests between Jennison and its clients do not influence the voting of proxies. Proxies are voted with the primary goal of achieving the long-term maximum economic benefit for the participants and beneficiaries of client accounts. Secondary consideration is given to the public and social value of each issue. Jennison evaluates each proxy on its individual merits on a case-by-case basis. Proxies are referred to members of the Jennison Proxy Committee for individual consideration.

In order to ensure that material conflicts of interest have not influenced Jennison's voting process, Jennison has implemented a process to identify such conflicts, document voting decisions where such conflicts are deemed to exist and to review such votes. Members of Jennison's Proxy Committee review the decisions to be made with respect to the voting of such proxies. In addition, these votes are reviewed by a committee comprised of senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment Management, Inc. This committee also has a role in identifying material conflicts that may affect Jennison due to Prudential's ownership of Jennison.

                       LEGG MASON CAPITAL MANAGEMENT, INC.
                   LEGG MASON FUNDS MANAGEMENT, INC & LMM, LLC
                         PROXY PRINCIPLES AND PROCEDURES

OVERVIEW
Legg Mason Capital Management, Inc., Legg Mason Funds Management, Inc. and LMM, LLC ("The Group") have implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure The Group exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. The Group assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority has been expressly retained by the client or delegated by the client to others. For each proxy vote The Group takes into consideration its duty to its clients and all other relevant facts available to The Group at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. The Group employs the same proxy principles and procedures for all funds for which it has voting responsibility.

PRINCIPLES
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. We believe the interests of shareholders are best served by the following principles when considering proxy proposals:

PRESERVE AND EXPAND THE POWER OF SHAREHOLDERS IN AREAS OF CORPORATE GOVERNANCE - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. We support policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. We oppose proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.

ALLOW RESPONSIBLE MANAGEMENT TEAMS TO RUN THE BUSINESS - We support policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, we oppose proposals that limit management's ability to do this. We generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see The Group's proxy voting guidelines for more details ("Schedule A").

PROCEDURES
OVERSIGHT
The Group's Chief Investment Officer (CIO) has full authority to determine The Group's proxy voting principles and procedures and vote proxies on behalf of The Group's clients. The Group's CIO has delegated oversight and implementation of the firm's proxy voting process, including the principles and procedures that govern it, The Group's Proxy Officers and Compliance Officers. No less than a quorum of these Officers1 will meet from time to time, but no less than annually, to review existing principles and procedures in light of The Group's duties as well as applicable laws and regulations to determine if any changes are necessary.

LIMITATIONS
We recognize proxy voting as a valuable right of company shareholders. Generally speaking, The Group votes all proxies it receives. However, The Group intends to refrain from voting in certain circumstances. The Group may refrain from voting a proxy if, for example, the company's shares are no longer held by The Group's clients at the time of the meeting. Additionally, The Group may refrain from voting a proxy if it concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

PROXY ADMINISTRATION
The Group instructs each client custodian to forward proxy materials to the The Group Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to The Group. The Group uses Institutional Shareholder Services ("ISS") to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.

Upon receipt of proxy materials:

     THE COMPLIANCE OFFICER
1. The Compliance Officer reviews the proxy issues and identifies any potential material conflicts between the adviser's interests and those of the client. The Group believes and understands it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to The Group or its affiliates.
A.       IDENTIFYING POTENTIAL CONFLICTS
                  In identifying conflicts of interest the Compliance Officer will review the following issues: |X| Whether The Group has an economic incentive to vote in a manner that is not consistent with the best interests of its clients; and
|X| Whether there are any business or personal relationships between an The Group employee and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients; and
|X| Whether the Proxy Officer knows that an affiliate of The Group has a material economic, business or personal relationship that is likely to result in a potential conflict between the interests of the affiliate and The Group's clients.

B.       ASSESSING MATERIALITY
                  A potential conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, the potential conflict is likely to have an impact on the manner in which the subject shares are voted.

2. If the Compliance Officer determines that a potential material conflict of interest may exist: (a) The Compliance Officer may consult with legal counsel and/or The Group's CIO to determine if the conflict is material.
(b) If the conflict is not material, the proxy issue is forwarded to the Proxy Officer for voting. (c) If the conflict is material, the Compliance Officer may choose any of the following approaches to address the conflict:
1. If The Group's proxy principles or guidelines address the specific issues in the conflicted proxy, the Compliance Officer votes the issues according to The Group's principles and returns the signed, voted form to the Proxy Administrator.
2. If the conflicted proxy issue is not specifically addressed in The Group's principles, the Compliance Officer will follow the vote recommendation of an "Independent Voting Delegate".
3. Alternatively, the Compliance Officer may disclose the conflict to clients and obtain their consent to vote.

     THE PROXY OFFICER
1. The Proxy Officer reviews proxies and evaluates matters for vote in light of The Group's principles and guidelines. The Proxy Officer may seek additional information from The Group's investment team, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with The Group's CIO for guidance on proxy issues. Generally, the Proxy Officer will not consult its affiliates during this process. All documents that had a material impact on the basis for the vote are maintained by The Group.
2.       The Proxy Officer returns the signed, voted form to the Proxy
         Administrator.

     THE PROXY ADMINISTRATOR
1. Provides custodians with instructions to forward proxies to The Group for all clients for whom The Group is responsible for voting proxies.
2. When proxies are received, reconciles the number of shares indicated on the proxy with The Group internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies. The Proxy Administrator will use best efforts to obtain missing proxies from custodian.
3. Informs the Compliance Officer and Proxy Officer if the company's shares are no longer held by The Group clients as of the meeting date.
4. Ensures the Proxy and Compliance Officers are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner.
5. Per instructions from the Proxy Officer or Compliance Officer, votes proxy issues via ISS' software, online or via facsimile.
6.       Obtains evidence of receipt and maintains records of all proxies voted.

RECORD KEEPING

The following documents will be maintained onsite for two years and in an accessible place for another three years with regard to proxies:

1. Copy of current policies and procedures will be maintained and available to clients upon request.

2. Proxy statements received regarding client securities will be maintained in electronic format via Edgar or similar third party and will be available to clients upon request.

3. Documents created by The Group that were material to making a decision how to vote proxies will be maintained in Multex, similar third party software or paper file.

4.        Copies of the voting record will be maintained via ISS.

5. A proxy log including: issuer name, exchange ticker symbol of the issuer's shares to be voted, CUSIP number for the shares to be voted, a brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, a record of how the vote was cast and whether the vote was cast for or against the recommendation for the issuer's management team.

6. Each written client request for proxy voting records and The Group's written response to any client request for such records.

                                              SCHEDULE A
                                  THE GROUP PROXY VOTING GUIDELINES

         The Group maintains these proxy-voting guidelines, which set forth the manner in which The Group generally votes on issues that are routinely presented. Please note that for each proxy vote The Group takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.

         ----------------------------------------------------------------------------------------------
         FOUR PRINCIPAL AREAS OF INTEREST TO SHAREHOLDERS:
         1) Obligations of the Board of Directors 2) Compensation of management and the Board of Directors 3) Take-over protections 4) Shareholders'
         rights
         ----------------------------------------------------------------------------------------------


         ----------------------------------------------------------------------------------------------
                                  PROXY ISSUE                                THE GROUP GUIDELINE
         ----------------------------------------------------------------------------------------------

         ----------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------
         BOARD OF DIRECTORS
         ----------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------
         INDEPENDENCE OF BOARDS OF DIRECTORS: majority of unrelated                  For
         directors, independent of management
         ----------------------------------------------------------------------------------------------
         NOMINATING PROCESS: independent nominating committee seeking                For
         qualified candidates, continually assessing directors and
         proposing new nominees
         ----------------------------------------------------------------------------------------------
         SIZE AND EFFECTIVENESS OF BOARDS OF DIRECTORS: Boards must be               For
         no larger than 15 members
         ----------------------------------------------------------------------------------------------
         CUMULATIVE VOTING FOR DIRECTORS                                             For
         ----------------------------------------------------------------------------------------------
         STAGGERED BOARDS                                                          Against
         ----------------------------------------------------------------------------------------------
         SEPARATION OF BOARD AND MANAGEMENT ROLES (CEO/CHAIRMAN)                Case-by-Case
         ----------------------------------------------------------------------------------------------
         COMPENSATION REVIEW PROCESS: compensation committee comprised               For
         of outside, unrelated directors to ensure shareholder value while rewarding good performance
         ----------------------------------------------------------------------------------------------
         DIRECTOR LIABILITY & INDEMNIFICATION: support limitation of                 For
         liability and provide indemnification
         ----------------------------------------------------------------------------------------------
         AUDIT PROCESS                                                               For
         ----------------------------------------------------------------------------------------------
         BOARD COMMITTEE STRUCTURE: audit, compensation, and                         For
         nominating and/or governance committee consisting entirely of independent directors
         ----------------------------------------------------------------------------------------------
         MONETARY ARRANGEMENTS FOR DIRECTORS: outside of normal board                For
         activities amts should be approved by a board of independent directors and reported in proxy
         ----------------------------------------------------------------------------------------------
         FIXED RETIREMENT POLICY FOR DIRECTORS                                  Case-by-Case
         ----------------------------------------------------------------------------------------------
         OWNERSHIP REQUIREMENT: all Directors have direct and material               For
         cash investment in common shares of Company
         ----------------------------------------------------------------------------------------------
         PROPOSALS ON BOARD STRUCTURE: (lead director, shareholder                   For
         advisory committees, requirement that candidates be nominated by shareholders, attendance at meetings)
         ----------------------------------------------------------------------------------------------
         ANNUAL REVIEW OF BOARD/CEO BY BOARD                                         For
         ----------------------------------------------------------------------------------------------
         PERIODIC EXECUTIVE SESSIONS WITHOUT MGMT (INCLUDING CEO)                    For
         ----------------------------------------------------------------------------------------------
         VOTES FOR SPECIFIC DIRECTORS                                           Case-by-Case
         ----------------------------------------------------------------------------------------------

                                  - CONTINUED -






         ---------------------------------------------------------------------------------------------
                                  PROXY ISSUE                               THE GROUP GUIDELINE
         ---------------------------------------------------------------------------------------------

         ---------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------
         MANAGEMENT AND DIRECTOR COMPENSATION
         ---------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------
         STOCK OPTION AND INCENTIVE COMPENSATION PLANS:                        Case-by-Case
         ---------------------------------------------------------------------------------------------
         FORM OF VEHICLE: grants of stock options, stock appreciation          Case-by-Case
         rights, phantom shares and restricted stock
         ---------------------------------------------------------------------------------------------
         PRICE                                                        Against plans whose underlying
                                                                      securities are to be issued at
                                                                      less than 100% of the current
                                                                      market value
         ---------------------------------------------------------------------------------------------
         RE-PRICING: plans that allow the Board of Directors to lower             Against
         the exercise price of options already granted if the stock price falls or under-performs the market
         ---------------------------------------------------------------------------------------------
         EXPIRY: plan whose options have a life of more than ten years         Case-by-Case
         ---------------------------------------------------------------------------------------------
         EXPIRY: "evergreen" stock option plans                                   Against
         ---------------------------------------------------------------------------------------------
         DILUTION:                                                    Case-by-Case - taking into
                                                                      account value creation,
                                                                      commitment to
                                                                      shareholder-friendly policies,
                                                                      etc.
         ---------------------------------------------------------------------------------------------
         VESTING: stock option plans that are 100% vested when granted            Against
         ---------------------------------------------------------------------------------------------
         PERFORMANCE VESTING: link granting of options, or vesting of               For
         options previously granted, to specific performance targets
         ---------------------------------------------------------------------------------------------
         CONCENTRATION: authorization to allocate 20% or more of the              Against
         available options to any one individual in any one year
         ---------------------------------------------------------------------------------------------
         DIRECTOR ELIGIBILITY: stock option plans for directors if             Case-by-Case
         terms and conditions are clearly defined and reasonable
         ---------------------------------------------------------------------------------------------
         CHANGE IN CONTROL: stock option plans with change in control             Against
         provisions that allow option holders to receive more for
         their options than shareholders would receive for their
         shares
         ---------------------------------------------------------------------------------------------
         CHANGE IN CONTROL: change in control arrangements developed              Against
         during a take-over fight specifically to entrench or benefit management
         ---------------------------------------------------------------------------------------------
         CHANGE IN CONTROL: granting options or bonuses to outside                Against
         directors in event of a change in control
         ---------------------------------------------------------------------------------------------
         BOARD DISCRETION: plans to give Board broad discretion in                Against
         setting terms and conditions of programs
         ---------------------------------------------------------------------------------------------
         EMPLOYEE LOANS: Proposals authorizing loans to employees to              Against
         pay for stock or options
         ---------------------------------------------------------------------------------------------
         DIRECTOR COMPENSATION: % of directors' compensation in form                For
         of common shares
         ---------------------------------------------------------------------------------------------
         GOLDEN PARACHUTES                                                     Case-by-Case
         ---------------------------------------------------------------------------------------------
         EXPENSE STOCK OPTIONS                                                      For
         ---------------------------------------------------------------------------------------------
         SEVERANCE PACKAGES: must receive shareholder approval                      For
         ---------------------------------------------------------------------------------------------
         LACK OF DISCLOSURE ABOUT PROVISIONS OF STOCK-BASED PLANS                 Against
         ---------------------------------------------------------------------------------------------
         RELOAD OPTIONS                                                           Against
         ---------------------------------------------------------------------------------------------
         PLAN LIMITED TO A SMALL NUMBER OF SENIOR EMPLOYEES                       Against
         ---------------------------------------------------------------------------------------------
         EMPLOYEE STOCK PURCHASE PLANS                                         Case-by-Case
         ---------------------------------------------------------------------------------------------
                  - CONTINUED -
         ---------------------------------------------------------------------------------------------






            --------------------------------------------------------------------------------------
                                   PROXY ISSUE                            THE GROUP GUIDELINE
            --------------------------------------------------------------------------------------

            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            TAKEOVER PROTECTIONS
            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            SHAREHOLDER RIGHTS PLANS: plans that go beyond ensuring             Against
            the equal treatment of shareholders in the event of a bid
            and allowing the corp. enough time to consider
            alternatives to a bid
            --------------------------------------------------------------------------------------
            GOING PRIVATE TRANSACTION, LEVERAGED BUYOUTS AND OTHER           Case-by-Case
            PURCHASE TRANSACTIONS
            --------------------------------------------------------------------------------------
            LOCK-UP ARRANGEMENTS: "hard" lock-up arrangements that              Against
            serve to prevent competing bids in a takeover situation
            --------------------------------------------------------------------------------------
            CROWN JEWEL DEFENSES                                                Against
            --------------------------------------------------------------------------------------
             PAYMENT OF GREENMAIL                                               Against
            --------------------------------------------------------------------------------------
            "CONTINUING DIRECTOR" OR "DEFERRED REDEMPTION"                      Against
            PROVISIONS: provisions that seek to limit the discretion
            of a future board to redeem the plan
            --------------------------------------------------------------------------------------
            CHANGE CORPORATION'S DOMICILE: if reason for                        Against
            re-incorporation is to take advantage of protective
            statutes (anti-takeover)
            --------------------------------------------------------------------------------------
            POISON PILLS: receive shareholder ratification                        For
            --------------------------------------------------------------------------------------
            REDEMPTION/RATIFICATION OF POISON PILL                                For
            --------------------------------------------------------------------------------------

            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            SHAREHOLDERS' RIGHTS
            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            CONFIDENTIAL VOTING BY SHAREHOLDERS                                   For
            --------------------------------------------------------------------------------------
            DUAL-CLASS SHARE STRUCTURES                                         Against
            --------------------------------------------------------------------------------------
            LINKED PROPOSALS: with the objective of making one                  Against
            element of a proposal more acceptable
            --------------------------------------------------------------------------------------
            BLANK CHECK PREFERRED SHARES: authorization of, or an               Against
            increase in, blank check preferred shares
            --------------------------------------------------------------------------------------
            SUPERMAJORITY APPROVAL OF BUSINESS TRANSACTIONS:                    Against
            management seeks to increase the number of votes required
            on an issue above two-thirds of the outstanding shares
            --------------------------------------------------------------------------------------
            INCREASE IN AUTHORIZED SHARES: provided the amount                    For
            requested is necessary for sound business reasons
            --------------------------------------------------------------------------------------
            SHAREHOLDER PROPOSALS                                            Case-by-Case
            --------------------------------------------------------------------------------------
            STAKEHOLDER PROPOSALS                                            Case-by-Case
            --------------------------------------------------------------------------------------
            ISSUANCE OF PREVIOUSLY AUTHORIZED SHARES WITH VOTING                Against
            RIGHTS TO BE DETERMINED BY THE BOARD WITHOUT PRIOR
            SPECIFIC SHAREHOLDER APPROVAL
            --------------------------------------------------------------------------------------
            "FAIR PRICE" PROVISIONS: Measures to limit ability to buy             For
            back shares from particular shareholder at
            higher-than-market prices
            --------------------------------------------------------------------------------------
            PREEMPTIVE RIGHTS                                                     For
            --------------------------------------------------------------------------------------
            ACTIONS ALTERING BOARD/SHAREHOLDER RELATIONSHIP REQUIRE               For
            PRIOR SHAREHOLDER APPROVAL (including "anti-takeover"
            measures)
            --------------------------------------------------------------------------------------
            ALLOW SHAREHOLDER ACTION BY WRITTEN CONSENT                           For
            --------------------------------------------------------------------------------------
            ALLOW SHAREHOLDERS TO CALL SPECIAL MEETINGS                           For
            --------------------------------------------------------------------------------------
            SOCIAL AND ENVIRONMENTAL ISSUES                            As recommended by Company
                                                                              Management
            --------------------------------------------------------------------------------------
            REIMBURSING PROXY SOLICITATION EXPENSES                          Case-by-Case
            --------------------------------------------------------------------------------------

            --------------------------------------------------------------------------------------
            SOURCE: THE GROUP.  LAST UPDATED 12 JULY 2004.


                             OPPENHEIMER FUNDS, INC.

OPPENHEIMERFUNDS, INC.
498 SEVENTH AVENUE
NEW YORK, NEW YORK 10018

OPPENHEIMER FUNDS PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
JUNE 2003


         These PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES set forth the proxy voting guidelines and procedures adopted by the boards of the Oppenheimer funds to be followed by the Oppenheimer funds in voting proxies relating to securities held by (I) the Oppenheimer funds, and (ii) the funds for which OFI is the sub-advisor unless OFI has been directed to the contrary in writing by the fund's adviser.

902.     ACCOUNTS FOR WHICH OFI HAS PROXY VOTING RESPONSIBILITY

         Under the investment advisory agreement between OppenheimerFunds, Inc. ("OFI") and each Oppenheimer fund, OFI regularly provides investment advice and recommendations to the fund with respect to its investments, investment policies and the purchase and sale of securities. Voting proxies relating to securities held by the fund ("portfolio proxies") is within OFI's responsibility to supervise the fund's investment program.

         In addition, OFI is the sub-adviser for more than 20 funds across 12 outside fund families. Pursuant to the sub-advisory agreement between OFI and each such fund's advisor, OFI is responsible for portfolio proxy voting unless the adviser has directed OFI to the contrary in writing.

903.     OBJECTIVE

         OFI has a fiduciary duty under its investment advisory and sub-advisory agreements to vote portfolio proxies in the best interests of the fund and its shareholders. OFI undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the funds.

         OFI's primary consideration when voting proxies is the financial interests of the funds and their shareholders, particularly in the event there is a material conflict between the interests of OFI or its affiliates and the funds. It is possible for a material conflict to occur between the interests of an investment adviser and the fund it advises when voting portfolio proxies. For example, if a fund's investment adviser manages retirement plan assets of a company whose securities are held by the fund, the fund's investment adviser may have an incentive to vote with management to further its business interests. However, while the responsibility for voting proxies is clear -- to vote proxies in the best interests of the fund and its shareholders -- there is no correct way to draft proxy voting guidelines. . While decisions must be made solely in the best interests of the fund and its shareholders, reasonable people can -- and do -- have differing opinions on how a proxy question should be voted.

         When making proxy voting decisions on behalf of the Oppenheimer funds, OFI adheres to its Proxy Voting Guidelines. These Guidelines set forth OFI's position on routine issues and parameters for assessing non-routine issues.

         In the case of social and political responsibility issues, OFI believes they do not primarily involve financial considerations and OFI abstains from voting on those issues.

904.     PROXY VOTING AGENT

         OFI has retained INSTITUTIONAL SHAREHOLDER SERVICES ("ISS") of Baltimore, Maryland as its proxy voting agent. ISS is a leading proxy research, voting and vote reporting service. OFI has directed the custodian bank for each fund advised or sub-advised by OFI to forward portfolio proxies to ISS.

         ISS apprises OFI electronically via postings to a password-protected website of pending shareholder meetings. ISS votes each fund's portfolio proxies per the Oppenheimer Funds Portfolio Proxy Voting Guidelines. As part of the electronic posting of upcoming shareholder meeting, ISS includes (I) the company's recommended vote for each proposal, (ii) the ISS recommended vote for each proposal, and (iii) any associated ISS research. A designated OFI paralegal is responsible for monitoring the ISS electronic postings, and for conveying the voting instructions of OFI's portfolio managers in those instances where the OFI policy is to vote a particular type of proposal on a case-by-case basis. Although OFI may consider the ISS research and analysis as part of its own review of a proxy proposal, OFI bears ultimate responsibility for how portfolio proxies are voted.

         ISS maintains records of portfolio proxy voting. ISS provides quarterly reports to OFI's Legal Department that include the information required by the SEC rules, including for each voting security owned by each fund:

o        The name of the issuer of the portfolio security;
o        The exchange ticker symbol of the portfolio security;
o        The CUSIP number for the portfolio security;
o        The shareholder meeting date;
o        A brief identification of the matter voted on;
o        Whether the matter was proposed by the issuer or by a security holder;
o        Whether the fund cast its vote on the matter;
o        How the fund cast its vote (E.G., for or against proposal, or abstain;
         for or withhold regarding election of directors); and
o Whether the fund cast its vote for or against management.

         The ISS reports also include the ISS recommended vote on each proposal.


D.       PROXY VOTING GUIDELINES

         The Portfolio Proxy Voting Guidelines adopted by the boards of the Oppenheimer funds are attached. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. The Oppenheimer Funds Portfolio PROXY VOTING GUIDELINES address the issues OFI has most frequently encountered in the past several years.

               OPPENHEIMERFUNDS PORTFOLIO PROXY VOTING GUIDELINES
                                    JUNE 2003

SUMMARY

With reference to the Proxy Voting Guidelines set forth below, highlights of the Oppenheimer funds' current policies on routine and non-routine proxy proposals may be summarized as follows:

o The Oppenheimer funds vote with the recommendation of the company's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.

o In general, the Oppenheimer funds oppose anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.

o The Oppenheimer funds support shareholder proposals to reduce a super-majority vote requirement. o The Oppenheimer funds oppose management proposals to add a super-majority vote requirement. o The Oppenheimer funds oppose proposals to classify the board of directors. o The Oppenheimer funds support proposals to eliminate cumulative voting.

o The Oppenheimer funds oppose re-pricing of stock options.

o In general, the Oppenheimer funds consider executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose plans we consider to be excessive.

                                OPPENHEIMERFUNDS
                             PROXY VOTING GUIDELINES

905.     THE BOARD OF DIRECTORS

906.     Voting on Director Nominees

         Vote FOR each Director Nominee, except:

         Vote against individual Director if he/she attended less than 75% of Board meetings; vote against employee-director who sits on audit, compensation or nominating committee; vote against entire board if company lacks either an audit, compensation or nominating committee; vote against entire Board if company has poor long-term performance (to be reviewed case-by-case).

         EXAMPLES of poor long-term performance include: negative 5-year annualized shareholder return, or under-performance against the company's peer group and/or index for 5 consecutive years.

907.     Elect Compensation Committee or Audit Committee

         OPPOSE if Committee is not fully composed of Independent Directors.

         An Independent Director is defined as a director that:

o Has not been employed by the company or any affiliate in an executive capacity within the last five years.

o Is not a member of a firm that is one of this company's paid advisors or consultants.


o Is not employed by a significant customer or supplier of the company.


o Does not have a personal services contract with the company.


o Is not employed by a tax-exempt organization that receives significant contributions from the company.


o Is not a relative of the management of the company ("relative" defined as a parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships.


o Has not had any business relationship that would be required to be disclosed under Regulation S-K.


o a director's fees must be the sole compensation an audit committee member receives from the company.1



908.     Establish a Nominating Committee

         Oppose if less than all Directors on the Nominating Committee are Independent Directors.

909.     Limit Composition of Committee(s) to Independent Directors

         Review on a case-by-case basis. Audit, Compensation and Nominating/Corporate Governance Committees shall be fully composed of Independent Directors; a majority of all other Committees shall be composed of Independent Directors.

910.     Require that Directors' Fees be Paid in Stock

         Vote WITH MANAGEMENT.

911.     Approve Increase in Board Size

         Consider on a CASE-BY-CASE basis, with consideration given to maintaining or improving ratio of Independent/Non-Independent Directors.

912.     Approve Decrease in Board Size

         SUPPORT if maintaining or improving ratio of Independent/Non-Independent Directors.

913.     Classify Board of Directors

         Vote AGAINST proposal to classify the board of directors.

         Vote FOR proposals to repeal classified boards and to elect all directors annually.

         In addition, if more than 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.


         DISCUSSION. A company that has a classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year terms and the entire board stands for election each year. We believe classified boards inappropriately limit the ability of shareholders to effect change in a board's composition.


914. Officers/Directors Liability and Indemnification

         SUPPORT proposal if it conforms to state law.

915.     Director Age Restrictions

         OPPOSE proposal to impose or lower director age restrictions. We believe management is in the best position to assess whether if a Director is functioning effectively.

916.     Establish Term Limits for Directors

         Vote WITH MANAGEMENT.

917.     Mandatory Retirement Age for Directors

         OPPOSE provided there are term limits for Directors.

918.     Separate CEO & Chairman Positions

         Vote WITH MANAGEMENT. We believe the working relationship between a company and its board is an ordinary business matter to be determined by management in recommending whether to separate the CEO and Chairman positions.

919.     Require Annual Election of Directors

         Vote FOR. Also support a shareholder proposal that the Independent Directors meet regularly without management.

920. Require that a Majority of Directors be Independent

         Vote FOR proposal that a majority of Directors be Independent.

         Consider proposals that MORE THAN A MAJORITY of Directors be Independent on a CASE-BY-CASE basis.

921.     Establish Director Stock Ownership Requirements

         Vote WITH MANAGEMENT

922.     AUDITORS

923.     Ratify Selection of Auditors

         Vote FOR proposal to ratify selection of auditors, unless the auditor has failed to qualify as independent under the Sarbanes-Oxley Act of 2002. For example, in an effort to reduce conflicts of interest in services performed by audit firms, the Sarbanes-Oxley Act of 2002 prohibits auditors from engaging in nine categories of non-audit services.

924.     Approve Discharge of Auditors

         Examine on a CASE-BY-CASE  basis.

925.     Audit Firm Rotation

         Vote AGAINST shareholder proposal asking for audit firm rotation.

Section 203 of the Sarbanes-Oxley Act adequately addresses rotation, in the context of partner rotation. Section 203 specifies that the lead and concurring partner must be subject to rotation requirements after five years. The rules specify that the lead and concurring partner must rotate after five years and be subject to a five-year "time out" period after rotation. Additionally, certain other significant audit partners are subject to a seven-year rotation requirement with a two-year time out period.

OFI believes that requiring audit firm rotation, given the few choices remaining among top tier accounting firms, is unduly burdensome.

926.     PROXY CONTEST DEFENSES

927.     Eliminate Cumulative Voting

         Vote FOR proposal to eliminate cumulative voting.

         Cumulative voting permits a shareholder to amass (cumulate) all his or her votes for directors and apportion these votes among one, a few, or all of the directors on a multi-candidate slate. We believe cumulative voting promotes special interest candidates who may not represent the interests of all shareholders.

928.     Provide for Confidential Voting

         OPPOSE.

         If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

929.     TENDER OFFER DEFENSES

4.01     Management Proposal to adopt shareholders rights plan ("poison pill")
         ---------------------------------------------------------------------

         These plans are generally adopted to discourage "hostile" advances on a company. In one common type of plan, shareholders are issued rights to purchase shares at a bargain price if a raider acquires a certain percentage of the company's outstanding shares.

         OFI will generally Oppose adopting "poison pill" plans unless the following factors are present: (1) sunset provision of three years; qualifying clause that permits shareholders to redeem the pill in the face of a bona fide tender offer; and record of giving shareholders an opportunity to consider prior tender offers; and (2) absence of other takeover defenses or provisions for independent director review of poison pill, with option to renew poison pill.

930.     Submit Poison Pill to Shareholder Vote

         Vote FOR.

931. Allow Board to use all outstanding capital authorizations in the event of public tender or share exchange offer

         OPPOSE.

4.04     Super-Majority Vote Requirements

         Vote FOR shareholder proposal to reduce super-majority vote requirement.

         Vote AGAINST management proposal to require supermajority vote.

4.05     Anti-Greenmail Amendments

         Greenmail proposals, submitted by both management and shareholders, are aimed at preventing a company from buying a large block of its own stock at an above-market price in order to prevent a takeover or proxy fight. OFI believes greenmail provides no economic benefit to anyone but the greenmailer.

         Vote FOR proposals to adopt anti-greenmail amendments of the company's bylaws or articles of incorporation or that otherwise restrict a company's ability to make greenmail payments.

5.0      CORPORATE GOVERNANCE

932.     Establish Shareholder Advisory Committee

         Vote WITH MANAGEMENT

933. Shareholders' Right to Call a Special Meeting

         Vote FOR shareholder proposal to enable shareholders to call special meeting consistent with state statutes.

934.     CAPITAL STRUCTURE

935.     Increase Authorized Common Stock

         SUPPORT up to 100% of current authorization, in absence of specific need for additional authorization.

6.02     Issue Tracking Stock

         In these situations, a company creates a new class of stock that is tied to a specific segment of the company. The general assumption is that the company as a whole is undervalued. The rationale for the tracking stock is that it enables investors to more effectively analyze the designated segment of the company, leading to a higher overall value for the company.

         OPPOSE if creation of tracking stock is bundled with adverse corporate governance changes.

936.     Submit Preferred Stock Issuance to Vote

         SUPPORT shareholder proposal to submit preferred stock issuance to shareholder vote.

6.04              Issue "Blank Check" Preferred Stock

         OPPOSE issuance of "blank check" preferred stock, which could be used for the "poison pill" defense.

937. Increase Authorization of "Blank Check" Preferred Stock

         OPPOSE unless: (I) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.


6.06     Pledge of Assets for Debt (Generally, Foreign Issuers)

         In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300 percent.

         OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100 percent. Any increase beyond 100 percent will require further assessment, with a comparison of the company to its industry peers or country of origin.

7.0            COMPENSATION

         We review compensation proposals on a CASE-BY-CASE basis.

         In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect (see section 7.04, below). While we generally support management proposals, we oppose compensation proposals we believe are excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

938.     Employee Stock Purchase Plan

         Vote FOR unless the offering period exceeds 12 months.

939. Cash Bonus Plan

         Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

940.     Non-Employee Director Stock Plans

         Vote in favor if the number of shares reserved is less than 3% of outstanding shares, and the exercise price is 100% of fair market value.

941.     Executive Stock Based Plans

         OFI generally votes FOR management proposals, unless we believe the proposal is excessive.

         In casting its vote, OFI reviews the ISS recommendation per a "transfer of wealth" binomial formula that determines an appropriate cap for the wealth transfer based upon the company's industry peers.2


942.     Bonus for Retiring Director

         Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company's accomplishments during the Director's tenure, and whether we believe the bonus is commensurate with the Director's contribution to the company. .

943.     Proposal to Re-price Stock Options

         OPPOSE.

944.     Submit Severance Agreement to Shareholder Vote

         Vote AGAINST shareholder proposal to submit severance agreements to shareholder vote.

945. Shareholder Proposal to Limit Executive Compensation

         Vote WITH MANAGEMENT

946.  Shareholder Proposal to Submit Executive Compensation to Shareholder Vote

         Vote WITH MANAGEMENT

7.10Treatment of Stock Option Awards:  Require Expensing of Stock Options Awards

         Until there is certainty on the required accounting treatment for expensing of stock options, consider shareholder proposals requiring that stock options be expensed on a CASE-BY-CASE basis. Factors we consider typically include the time period over which the options were granted, the methodology for valuing the options, and the impact on the company's balance sheet.

947.     STATE OF INCORPORATION

948. Proposal to Change the Company's State of Incorporation

         Examine on a CASE-BY-CASE basis taking into account impact of state takeover statutes.

949.     MERGERS AND RESTRUCTURING

950.     Mergers and Acquisitions


         Votes on mergers and acquisitions should be considered on a case-by-case basis. Factors considered typically include: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

951.     Corporate Restructuring


         Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

952. Spin-offs


         Votes on spin-offs should be considered on a case-by-case basis. Factors considered typically include: tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

953. Asset Sales


         Votes on asset sales should be made on a case-by-case basis. Factors considered typically include: the impact on the balance sheet/working capital, value received for the asset, and potential elimination of non-economies of scale.

954.     Liquidations


         Votes on liquidations should be made on a case-by-case basis. Factors considered typically include: management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

955.     Appraisal Rights


         Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

956.     Changing Corporate Name


         Vote WITH MANAGEMENT. We believe this to be an ordinary business matter to be determined by management.

957. Severance Agreements that are Operative in Event of Change of Control


         Review case-by-case, with consideration given to ISS
         "transfer-of-wealth" analysis (see footnote to section 7.04, above).

                                       142
                             NFJ INVESTMENT GROUP LP

                  ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA

ADAM Proxy Voting Policy and Procedures
Version 1.1 - Effective July 1, 2003

GENERAL POLICY

Allianz Dresdner Asset Management of America L.P. and its subsidiaries (collectively, "ADAM Advisers") vote proxies as part of its authority to manage, acquire, and dispose of account assets, unless the client has explicitly reserved the authority for itself. When voting proxies, ADAM Advisers' primary objective is to make voting decisions solely in the best interests of its clients. ADAM Advisers will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby an ADAM Adviser has authority to vote its client's proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.

The general policy contains the following standards that must be established by each ADAM Adviser:

o        Exercising responsibility for voting decisions
o Obligation to vote must be clearly established based on written guidelines o Resolving conflicts of interest o Making appropriate disclosures to clients o Creating and maintaining appropriate records o Providing clients access to voting records o Outsourcing the proxy voting administrative process

RESPONSIBILITY FOR VOTING DECISIONS

CHIEF INVESTMENT OFFICER

Exercise of shareholder voting rights is an investment decision. Accordingly, it is the responsibility of the Chief Investment Officer of the ADAM Adviser to ensure that voting decisions are organized and conducted in accordance with portfolio objectives, and any applicable legal requirements and client expectations, if any. In order to ensure that this obligation is carried out, the Chief Investment Officer of each ADAM Adviser (or line of business, if appropriate) shall designate an employee or a committee to be responsible for all aspects of the exercise of shareholder rights (the "Proxy Committee").

PROXY-COMMITTEE

The Proxy Committee shall be governed by this policy and will perform the following duties:

o Execute or engage a third party service provider to vote proxies in accordance with the Company's guidelines;
o Document, in the form of a report, the resolution of any conflicts of interest between the OE and its clients, and provide or make available, adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients;
o Approve and monitor the outsourcing of voting obligations to third-parties; and
o Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.

The Proxy Committee shall review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services.

OBLIGATION TO VOTE MUST BE CLEARLY ESTABLISHED

When an investment management or client relationship is established, the obligation of the ADAM Adviser to vote may be inherent in the relationship or, in some cases, implied as a matter of law. In some situations, the client may prefer to vote (or direct the voting) for portfolio securities.

ADAM Adviser's obligation with respect to voting rights should be explicitly identified in each client Investment Advisory Agreement. A specific clause in the agreement should explain the rights of each party as well as identify if any Proxy Voting Service is used.

VOTING PROXIES

WRITTEN VOTING GUIDELINES

Each ADAM Adviser must establish general voting guidelines for recurring proposals ("Voting Guidelines"). (See Appendix No. 3 for reference.)

FLEXIBILITY

The Voting Guidelines should address routine as well as significant matters commonly encountered. The Voting Guidelines should permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances.

Cost-Benefit Analysis Involving Voting Proxies

An ADAM Adviser shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, an ADAM Adviser may refrain from voting a proxy on behalf of its clients"accounts.

In addition, an ADAM Adviser may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the ADAM Advisers' ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

RESOLVING CONFLICTS OF INTEREST

An ADAM Adviser may have conflicts that can affect how it votes its clients' proxies. For example, the ADAM Adviser may manage a pension plan whose management is sponsoring a proxy proposal. An ADAM Adviser may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, the ADAM Adviser may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interests of the client affected by the shareholder right. For this reason, ADAM Advisers shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to prevent potential conflicts between ADAM affiliates and ADAM group companies, all ADAM Advisers' maintain separate and distinct investment decision-making processes, including proposed or actual actions with respect to corporate governance matters affecting portfolio holdings. All ADAM Advisers have implemented procedures to prevent the sharing of business and investment decision objectives, including Proxy Voting decisions.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of each ADAM Adviser shall designate an employee or a proxy committee to be responsible for addressing how the ADAM Adviser resolves such material conflicts of interest with its clients.

MAKING APPROPRIATE DISCLOSURES TO CLIENTS

ADAM Advisers shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement (See Appendix No. 1). The delivery of this statement can be made in Part II of Form ADV or under separate cover. In the initial year of adoption of this policy, a letter should accompany Form ADV that advises clients of the new disclosure. (See Appendix No. 2 for a sample letter).

CREATING AND MAINTAINING APPROPRIATE RECORDS

RECORDKEEPINQ REQUIREMENTS

In keeping with applicable law', ADAM Advisers' recordkeeping requirements are as follows:

o Copies of the ADAM Advisers Proxy Voting Policy and Procedures;

o Copies or records of each proxy statement received with respect to clients' securities for whom an ADAM Adviser exercises voting authority; Records of votes cast on behalf of clients;

o Records of each vote cast as well as certain records pertaining to the ADAM Adviser's decision on the vote;

o Records of written client request for proxy voting information;

o Records of written responses from the ADAM Adviser to either written or oral client request;

RETENTION OF RECORDS

Records are kept for at least six years following the date that the vote was cast. An ADAM Adviser may maintain the records electronically. Third party service providers may be used to maintain proxy statements and proxy votes.

PROVIDING CLIENTS ACCESS TO VOTING RECORDS

ACCESS BY CLIENTS

Generally, clients of an ADAM Adviser have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.

Shareholders and unit-holders of commingled funds managed by an ADAM Adviser shall have such access to voting records pursuant to the governing documents of the commingled fund.

ACCESS BY THIRD PARTIES

Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client.

OUTSOURCINQ THE PROXY VOTING PROCESS

To assist in the proxy voting process, an ADAM Adviser may retain an independent third party service provider to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided to an ADAM Adviser should offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.





1 SEC rule 206(4)-6 [17CFR 275.206(4)-6] and amendments to rule 204-2 [17-CFR
275.204-2] under the Investment Advisers Act of 1940 [15 U.S.C. 80b] ("Advisers Act' or "Act")

                                 APPENDIX NO. 1
                           PART II FORM ADV DISCLOSURE

GENERAL PROXY VOTING POLICY

_____________________________(the "Company") typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best economic interests of its clients. The Company will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

The Company has adopted written Proxy Policy Guidelines and Procedures (the "Proxy Guidelines") that are reasonably designed to ensure that the Company is voting in the best interest of its clients. The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, the Company may review additional criteria associated with voting proxies and evaluate the expected- benefit to its clients when making an overall determination on how or whether to vote the proxy. The Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (I) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person,
(iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, the Company may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in the Company's handling of proxy voting responsibilities.

CONFLICTS OF INTEREST

The Company may have conflicts of interest that can affect how it votes its clients' proxies. For example, the Company or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which the Company votes its clients' proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of the Company may designate an employee or a proxy committee to be responsible for addressing how the Company resolves such material conflicts of interest with its clients.

To obtain a copy of the Policy Guidelines or to obtain information on how your account's securities were voted, please contact your account representative.

                                 APPENDIX NO. 2
            SAMPLE LETTER TO ACCOMPANY PROXY VOTING POLICY STATEMENT

Insert: Date

Insert: Client name and address

Reference: Proxy Voting Policy and Procedure

Dear Client:

On January 31, 2003 the SEC adopted a new rule 206(4)-6, "Proxy Voting" under the Investment Advisers Act of 1940. The new rule is designed to prevent material conflicts of interest from affecting the manner in which advisers vote its clients' proxies. The new rule requires SEC registered investment advisers that have authority to vote clients' proxies to adopt written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, including procedures to address any material conflict that may arise between the interest of the adviser and its clients. The adviser must describe these policies and procedures to clients upon their request, and disclose to clients how they can obtain information from the adviser about how the adviser has voted their proxies.

In keeping with the disclosure requirements of the new SEC rule we are enclosing a copy of the Company's most recent Form ADV Part II, which includes a description of the Company's Proxy Voting procedures in the form of a General Proxy Voting Policy Statement.

Should you have any questions, please do not hesitate to contact me at insert phone #.

Sincerely,

                                  APPENDIX NO.3
                             PROXY VOTING GUIDELINES

The following are ADAM's general Proxy Voting Guidelines. Each ADAM Adviser has developed and adopted the guidelines to help ensure a consistent approach to voting Proposals. Each ADAM Adviser will address the specific requirements of their client base and investment philosophy and therefore not all ADAM Advisers will vote all Proposals in same manner.

                                Table of Contents

Proposal
No. Description

MANAGEMENT PROPOSALS

AUDITOR RELATED
958.     Ratification of Auditors
959.     Auditor Indemnification
BOARD OF DIRECTORS
960.     Election of Board of Directors
961.     Board Independence
962.     Changes in Board Size
963.     Cumulative Voting
964. Director Duties and Stakeholder Laws 965. Director. Indemnification and Liability Protection 966. Key Committee Composition COMPENSATION RELATED 967. Employee Stock Ownership Plans (ESOP) 968. Executive/Director/Outside Director Stock Option Plans 969. 401 k Employee Benefit Plans 970. Golden Parachutes 971. Director Fees 972. Pension Fund Credits CAPITAL STRUCTURE 973. Authorization of Additional Common Stock 974. Authorization of Additional Preferred Stock 975. Issuance of Additional Debt 976. Reduction of Shares 977. Share Repurchase Programs 978. Preemptive Rights 979. Adjustments to Par Value of Common Stock
980. Debt Restructurings CORPORATE TRANSACTIONS 981. Mergers and Acquisitions
982. Asset Sales 983. Changing Corporate Name 984. Corporate Restructurings 985. Liquidations 986. Spin-Offs ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS 987. Greenmail 988. Poison Pills
603.     Supermajority Shareholder Vote Requirements 604.     Classified Boards
989.     Fair Price Provisions
990.     Unequal Voting Rights
991.     Reincorporation/Exemption from Takeover Laws
OTHER
992.     Annual Meetings
902.     Confidential Voting, Independent Tabulations and Inspections
903.     Disgorgement Provisions
904.     Mutual Fund Issues
905.     Share-Blocking
906.     Shares Out on Loan

SHAREHOLDER PROPOSALS

AUDITOR RELATED
SP-101.  Ratification of Auditors
SP-102.  Independence of Auditors
SP-103.  Audit Firm Rotation
BOARD OF DIRECTORS
SP-201.  Minimum Director Stock Ownership
SP-202.  Board Independence
SP-203.  Age Limits
SP-204.  Cumulative Voting
SP-205. Director Duties and Stakeholder Laws SP-206. Director Attendance at Annual Meetings SP-207. Key Committee Composition SP-208. Limit Director Tenure COMPENSATION RELATED SP-301. Holding Periods SP-302. Future Stock Option Awards SP-303. Accounting Treatment of Stock Option Awards SP-304. Golden Parachutes SP-305. Limits on Executive and Director Compensation
SP-306. Requests for Additional Disclosure of Executive Compensation SP-307. Reports on Executive Retirement Benefits CAPITAL STRUCTURE SP-401. Preemptive Rights SP-402. Authorization of Blank Check Preferred Stock CORPORATE TRANSACTIONS SP-501. Rights of Appraisal ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS SP-601. Greenmail SP-602. Poison Pills SP-603. Supermajority Shareholder Vote Requirements SP-604. Classified Boards SP-605. Fair Price Provisions SP-606. Equal Access SP-607. Reincorporation/Exemption from Takeover Laws PROXY CONTEST DEFENSES SP-701. Shareholders' Right to Call Special Meetings SP-702. Shareholder Action by Written Consent SP-703. Shareholders' Ability to Remove or Elect Directors SOCIAL AND ENVIRONMENTAL ISSUES SP-801. Environmental Issues / CERES Principles
SP-802. Northern Ireland (MacBride Principles) SP-803. South Africa (Statement of Principles) SP-804. Other Political/Social/Special Interest Issues OTHER SP-901. Annual Meetings
SP-902. Confidential Voting, Independent Tabulations and Inspections SP-903. Abstention Votes SP-904. Existing Dual Class Companies SP-905. Special Reports/Additional Disclosure SP-906. Lack of Information SP-907. Shareholder Advisory Committee

GUIDELINES FOR VOTING ON MANAGEMENT PROPOSALS

ADAM ADVISERS WILL GENERALLY VOTE ON MANAGEMENT PROPOSALS AS FOLLOWS:

AUDITOR RELATED

101. RATIFICATION OF AUDITORS: ADAM Advisers will generally vote for management proposals to ratify the selection of auditors unless:

o    The audit firm is not independent in fact or appearance;
o The audit firm has rendered an opinion that is publicly known to not be an indication of the company's true financial position; or
o There are significant doubts that have been publicly raised regarding the audit firm's integrity or objectivity.

102. AUDITOR INDEMNIFICATION: ADAM Advisers will generally vote against management proposals to indemnify the auditors.

BOARD OF DIRECTORS

201. Election of Board of Directors: ADAM Advisers will generally vote with management for the routine election of directors unless:

a. There are clear concerns due to the company having displayed a record of poor performance; b. The board fails to meet minimum corporate governance standards (e.g., performance-based executive compensation, board independence, takeover activity); or
c.       Criminal activity by the board or a particular board nominee.

202. BOARD INDEPENDENCE: ADAM Advisers will generally vote for management proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

203. CHANGES IN BOARD SIZE: ADAM Advisers will generally vote for management proposals that seek to fix board size and will generally vote against management proposals that give management the ability to change the size of the board without shareholder approval.

204. CUMULATIVE VOTING: ADAM Advisers will generally vote for management proposals to eliminate cumulative voting and will generally vote against management proposals to introduce cumulative voting.

205. DIRECTOR DUTIES AND STAKEHOLDER LAWS: ADAM Advisers will generally vote against management proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

206. DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION: ADAM Advisers will generally vote in favor of management proposals to limit Directors' liability and to broaden their indemnification.

ADAM Advisers will, generally vote against management proposals that would broaden the Directors' indemnification that would cover acts of absolute negligence or proposals that would cover expenses for monetary damages of directors and officers that violate the standard-duty of care.

207. KEY COMMITTEE COMPOSITION: ADAM Advisers will generally vote for management proposals that require all members of the compensation and nominating committees to be comprised of independent or unaffiliated directors.

COMPENSATION RELATED

301. EMPLOYEE STOCK OWNERSHIP PLANS (ESOP): ADAM Advisers will generally vote for management proposals to establish ESOPs or increase authorized shares for existing ESOP's provided that the following criteria are met:

a. The grants are part of a broad-based employee plan, including all non-executive employees; b. The plan does not permit a discount greater than 15%.

302. EXECUTIVE/DIRECTOR/OUTSIDE DIRECTOR STOCK OPTION PLANS: ADAM Advisers will evaluate management stock option plan proposals on a case-by-case basis. When reviewing such compensation plans, ADAM Advisers will generally consider the following criteria:

a. That the dilution', of existing shares is no more than 5%; b. That the stock option plan is incentive-based; c. That the stock option plan does not allow for discounted stock options;
d. For mature companies, that the stock option plan does not constitute more than 5% of the outstanding shares at the time of approval;
e. For growth companies, that the stock option plan does not constitute more than 10% of the outstanding shares at the time of approval.

303. 401K EMPLOYEE BENEFIT PLANS: ADAM Advisers will generally vote for management proposals to implement a 401 (k) savings plan for its employees.

304. GOLDEN PARACHUTES: ADAM Advisers will generally vote for management proposals that require shareholder approval of golden parachutes and will vote for management proposals to limit golden parachutes.

305. DIRECTOR FEES: ADAM Advisers will generally vote for management proposals to award directors fees unless the amounts are excessive relative to similar industries and country.

306. PENSION FUND CREDITS: ADAM Advisers will generally vote against management proposals that include pension fund credits in earnings when determining executive compensation.

CAPITAL STRUCTURE

401. AUTHORIZATION OF ADDITIONAL COMMON STOCK: ADAM Advisers will generally vote for management proposals to increase the authorization of common stock if a clear and legitimate business', purpose is stated and the increase in authorization does not exceed 100% of shares currently authorized. ADAM Advisers will generally vote against management proposals to increase the authorized common stock if it will carry preemptive rights or supervoting rights.

ADAM Advisers will, generally vote for management proposals to increase common share authorization for a stock split as long as authorized shares following the split do not exceed 100 percent of existing authorized shares.

402. AUTHORIZATION OF ADDITIONAL PREFERRED STOCK: ADAM Advisers will generally vote for management proposals to create a new class of preferred stock or for proposals to allow for the issuance of additional shares of preferred stock unless:

a. The proposal is for the issuance of blank check preferred stock; b. The issuance of'preferred stock is greater than 50% of current issued capital; c. The newly created preferred stock would have unspecified rights, i.e. voting, conversion, dividend distribution rights;
d. The additional preferred shares will be used as part of a takeover defense.

403. ISSUANCE OF ADDITIONAL DEBT: ADAM Advisers will generally vote for management proposals to issue additional debt provided that the company's debt-to-equity ratio is between zero and one hundred percent.

ADAM Advisers will evaluate proposals on a case-by-case basis where the debt-to-equity ratio is greater than one hundred percent and will use comparisons to similar industry standards.

404. REDUCTION OF SHADES: ADAM Advisers will generally vote for management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred, stocks, provided that such proposals offer a clear and legitimate business purpose.

ADAM Advisers will', generally vote for management proposals to implement a reverse stock split provided that management proportionately reduces the authorized shares that are in the corporate charter.

405. SHARE REPURCHASE, PROGRAMS: ADAM Advisers will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

406. PREEMPTIVE RIGHTS: ADAM Advisers will generally vote for management proposals to eliminate preemptive rights.

407. ADJUSTMENTS TO PAIR VALUE OF COMMON STOCK: ADAM Advisers will generally vote for management proposals to reduce the par value of common stock.

408. DEBT RESTRUCTURINGS: ADAM Advisers will evaluate debt restructuring management proposals (involving, additional common and/or preferred share issuances) on a case-by-case basis. ADAM Advisers will generally consider the following criteria:

a. Reasonableness of the dilution;
b. The impact that the restructuring and determining if it will be beneficial to existing shareholders; c. The threat of bankruptcy.

CORPORATE TRANSACTIONS

501. MERGERS AND ACQUISITIONS: ADAM Advisers will evaluate merger and acquisition management proposals on a case-by-case basis. ADAM Advisers will generally consider the following factors:

a. Anticipated financial and operating benefits; b. Offer price (cost vs. premium); c. Prospects of the, combined companies; d. How the deal was negotiated:
e. Changes in corporate governance and their impact on shareholder rights; f. Corporate restructuring; g. Spin-offs; h. Asset sales ; i. Liquidations ; j. Rights of appraisal.

502. ASSET SALES: ADAM Advisers will evaluate asset sale management proposals on a case-by-case basis' by generally assessing the impact on the balance sheet / working capital and value received for the asset.

503. CHANGING CORPORATE NAME: ADAM Advisers will generally vote for management proposals regarding corporate name changes.

504. CORPORATE RESTRUCTURINGS: ADAM Advisers will evaluate corporate restructuring management proposals on a case-by-case basis which would include minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

505. LIQUIDATIONS: ADAM Advisers will evaluate liquidation proposals by management on a case-by-case basis and will review management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

506. SPIN-OFFS: ADAM Advisers will evaluate spin-off proposals on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

601. GREENMAIL: ADAM Advisers will generally vote for management proposals to prohibit payment of greenmail, defined as the practice of repurchasing shares from a bidder at an above-market price in exchange for the bidder's agreement not to acquire the target company. ADAM Advisers will generally vote against management proposals to adopt anti-takeover greenmail provisions.

602. POISON PILLS: A poison pill is a strategic move by a takeover-target to make its stock less attractive. A target company with a "pill" (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs.

ADAM Advisers will evaluate poison pill management proposals on a case-by-case basis by considering the following factors:

a.       Best interest of the existing shareholders;
b.       The current salaries of the target companies' officers;
c.       Repurchase price for the shares by the target company;
d.       Amount of cash invested in target company;
e.       Percentage of ownership by target company management;
f.       Perks for target company senior management;
g.       Attitude toward tax deferral benefiting target company management;
h.       Target company's employee expenses.

ADAM Advisers will generally vote for management proposals to require shareholder ratification of poison pills or that request the board of directors to redeem poison pills.

603. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS: ADAM Advisers will generally vote for management proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions or other business combinations and will generally vote against management proposals to require a supermajority vote on such matters.

604. CLASSIFIED BOARDS: ADAM Advisers will generally vote for management proposals to eliminate a classified board of directors and will generally vote against management proposals to classify the board.

605. FAIR PRICE PROVISIONS: ADAM Advisers will generally vote for management proposals to adopt or amend fair price provisions provided that the proposal does not include a shareholder vote requirement that exceeds the majority of disinterested shares.

606. UNEQUAL VOTING RIGHTS: ADAM Advisers will generally vote against management proposals for dual class exchange offers and dual class recapitalizations.

607. REINCORPORATION/EXEMPTION FROM TAKEOVER LAWS: ADAM Advisers will generally vote for management proposals to opt out of state/country takeover laws and generally vote against management proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

ADAM Advisers will evaluate reincorporation management proposals on a case-by-case basis that would require offshore companies to reincorporate in the United States.

OTHER

901. ANNUAL MEETINGS: ADAM Advisers will generally vote for management proposals that relate to the conduct of the annual meeting except those proposals which relate to the "transaction of such other business which may come before the meeting".

902. CONFIDENTIAL VOTING, INDEPENDENT TABULATIONS AND INSPECTIONS: ADAM Advisers will generally vote for management proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. ADAM Advisers will generally vote against management proposals to repeal such provisions.

903. DISGORGEMENT PROVISIONS: Disgorgement provisions stipulate that an acquirer pay back profits from the sale of stock purchased two years prior to achieving control status. ADAM Advisers will evaluate proposals to opt out of such provisions on a caseby-case basis.

904. MUTUAL FUND ISSUES: ADAM Advisers will evaluate the following mutual fund issues on a case-by-case basis:

a. Approve the merger of the funds; b. Approve investment advisory agreement; c. Change in fundamental investment policy; d. Approve/amend sub-advisory agreement; e. Approve conversion from closed-end to open-end fund.

905. SHARE-BLOCKING: ADAM Advisers will generally not vote proxies in countries where there is "share-blocking."

993. SHARES OUT ON LOAN: Proxies are not available to be voted when shares are out on loan through client securities lending programs with their custodians.

AUDITOR RELATED

SP-101. RATIFICATION OF AUDITORS: ADAM Advisers will generally vote for shareholder proposals to require shareholder ratification of auditors.

SP-102. INDEPENDENCE OF AUDITORS: ADAM Advisers will generally vote against shareholder proposals with respect to prohibiting auditors from engaging in nonaudit services.

SP-103. AUDIT FIRM ROTATION: ADAM Advisers will generally vote against shareholder proposals asking for audit firm rotation.

BOARD OF DIRECTORS

SP-201. MINIMUM DIRECTOR STOCK OWNERSHIP: ADAM Advisers will generally vote against shareholder proposals requiring directors to own a certain number of shares in order to qualify as a director or to remain on the board.

SP-202. BOARD INDEPENDENCE: ADAM Advisers will generally vote for shareholder proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

SP-203. AGE LIMITS: ADAM Advisers will generally vote against shareholder proposals to impose a mandatory retirement age for directors.

SP-204. CUMULATIVE VOTING: ADAM Advisers will generally vote for shareholder proposals to eliminate cumulative voting and will generally vote against shareholder proposals to introduce cumulative voting.

SP-205. DIRECTOR DUTIES AND STAKEHOLDER LAWS: ADAM Advisers will generally vote against shareholder proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

SP-206. DIRECTOR ATTENDANCE AT ANNUAL MEETINGS: ADAM Advisers will generally vote against shareholder proposals for mandatory director attendance at the annual shareholder meeting.

SP-207. KEY COMMITTEE COMPOSITION: ADAM Advisers will generally vote for shareholder proposals that require all members of the compensation and nominating committees be comprised of independent or unaffiliated directors.

SP-208. LIMIT DIRECTOR TENURE: ADAM Advisers will generally vote against shareholder proposals to limit the tenure of outside directors.

COMPENSATION RELATED

SP-301. HOLDING PERIODS: ADAM Advisers will generally vote against shareholder proposals that require companies to adopt full tenure stock holding periods for executives.

SP-302. FUTURE STOCK OPTION AWARDS: ADAM Advisers will generally vote against shareholder proposals to ban future stock option grants to executives.

SP-303. ACCOUNTING TREATMENT OF STOCK OPTION AWARDS: ADAM Advisers will generally vote against shareholder proposals requesting that stock options be expensed.

SP-304. GOLDEN PARACHUTES: ADAM Advisers will generally vote for shareholder proposals to require shareholder approval of golden parachutes and will vote against shareholder proposals that would set limits on golden parachutes.

SP-305. LIMITS ON EXECUTIVE AND DIRECTOR COMPENSATION: ADAM Advisers will generally vote against shareholder proposals to limit executive and director compensation.

SP-306. REQUESTS FOR ADDITIONAL DISCLOSURE OF EXECUTIVE COMPENSATION: ADAM Advisers will generally vote against shareholder proposals that require additional disclosure for executive and director compensation above and beyond the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

SP-307. REPORTS ON EXECUTIVE RETIREMENT BENEFITS (DEFERRED COMPENSATION, SPLITDOLLAR LIFE INSURANCE, SERPS, AND PENSION BENEFITS): ADAM Advisers will generally vote for shareholder proposals that require companies to report on their executive retirement benefits provided that any cost with such reporting is within reason.

CAPITAL STRUCTURE

SP-401. PREEMPTIVE RIGHTS: ADAM Advisers will generally vote against shareholder proposals that seek preemptive rights.

SP-402. AUTHORIZATION OF BLANK CHECK PREFERRED STOCK: ADAM Advisers will generally vote for shareholder proposals that require shareholder approval prior to the issuance of blank check preferred stock.

CORPORATE TRANSACTIONS

SP-501. RIGHTS OF APPRAISAL: ADAM Advisers will generally vote against shareholder proposals to provide rights of appraisal to dissenting shareholders.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

SP-601. GREENMAIL: ADAM Advisers will generally vote for shareholder proposals to prohibit payment of greenmail.

SP-602. POISON PILLS: ADAM Advisers will generally vote for shareholder proposals to require shareholder ratification of poison pills. ADAM Advisers will generally vote on a case-by-case basis on shareholder proposals that request the board of directors to redeem poison pill provisions.

SP-603. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS: ADAM Advisers will generally vote for shareholder proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions, and other business combinations.

SP-604. CLASSIFIED BOARDS: ADAM Advisers will generally vote for shareholder proposals to repeal classified boards and elect all directors annually and will vote against shareholder proposals to classify the board.

SP-605. FAIR PRICE PROVISIONS: ADAM Advisers will generally vote for shareholder proposals to adopt or lower the shareholder vote requirements with respect to existing fair price provisions.

SP-606. EQUAL ACCESS: ADAM Advisers will generally vote for shareholder proposals to allow shareholders equal access to management's proxy material so they can evaluate and propose voting recommendations on proxy proposals and director nominees.

SP-607. REINCORPORATION/EXEMPTION FROM TAKEOVER LAWS: ADAM Advisers will generally vote for shareholder proposals to opt out of state/country takeover laws and will generally vote against shareholder proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

PROXY CONTEST DEFENSES

SP-701. SHAREHOLDERS' RIGHT TO CALL SPECIAL MEETINGS: ADAM Advisers will generally vote against shareholder proposals to grant shareholders' the ability to call special meetings.

SP-702. SHAREHOLDER ACTION BY WRITTEN CONSENT: ADAM Advisers will generally vote against shareholder proposals to permit shareholders to take action by written consent.

SP-703. SHAREHOLDERS' ABILITY TO REMOVE OR ELECT DIRECTORS: ADAM Advisers will generally vote against shareholder proposals to restore shareholder ability to remove directors with or without cause. ADAM Advisers will generally vote against shareholder proposals that permit shareholders to elect directors to fill board vacancies.

SOCIAL AND ENVIRONMENTAL ISSUES

SP-801. ENVIRONMENTAL ISSUES / CERES PRINCIPLES: ADAM Advisers will generally vote against shareholder proposals that request issuers to file the CERES principles.

SP-802. NORTHERN IRELAND (MACBRIDE PRINCIPLES): ADAM Advisers will generally vote against shareholder proposals that are aimed at anti-Catholic discrimination within Northern Ireland as outlined in the MacBride Principles.

SP-803. SOUTH AFRICA (STATEMENT OF PRINCIPLES): ADAM Advisers will generally vote against shareholder proposals that pertain to promoting the welfare of black employees within companies that operate in South Africa.

SP-804. OTHER POLITICAL/SOCIAL/SPECIAL INTEREST ISSUES: ADAM Advisers will generally vote against shareholder proposals on restrictions that relate to social, political, or special interest issues (examples: nuclear power, Mexico, animal testing, tobacco industry, or equal employment opportunities) that may effect the operations and competitiveness of the issuer or which may have a significant financial impact to the shareholders.

OTHER

SP-901. ANNUAL MEETINGS: ADAM Advisers will generally vote against shareholder proposals to change the time or place of annual meetings.

SP-902. CONFIDENTIAL VOTING, INDEPENDENT TABULATIONS AND INSPECTIONS: ADAM Advisers will generally vote for shareholder proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. ADAM Advisers will vote against shareholder proposals to repeal such provisions.

SP-903. ABSTENTION VOTES: ADAM Advisers will generally vote for shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting unless required by state law.

SP-904. EXISTING DUAL' CLASS COMPANIES: ADAM Advisers will generally vote against shareholder proposals asking for a report to shareholders on the financial impact of its dual class voting structure and will vote for shareholder proposals to submit a dual class voting structure to a shareholder vote.

SP-905. SPECIAL REPORTS/ADDITIONAL DISCLOSURE: ADAM Advisers will generally vote against shareholder proposals that require disclosure reports on the impact of certain issues' to the overall business if the issuer and the shareholders.

SP-906. LACK OF INFORMATION: ADAM Advisers generally will vote against proposals if there is a lack of information to make an informed voting decision.

SP-907. SHAREHOLDER ADVISORY COMMITTEE: ADAM Advisers will generally vote against shareholder proposals to establish shareholder advisory committees.

                    PIMCO ADVISORS RETAIL HOLDINGS LLC (PARH)
                            PIMCO EQUITY ADVISORS LLC

Proxy Voting Policy and Procedures
Version 1.2 - Effective August 1, 2003

Allianz Dresdner Asset Management of America L.P.

ADAM Proxy Voting Policy and Procedures

GENERAL POLICY

Allianz Dresdner Asset Management of America L.P. and its subsidiaries (collectively, "ADAM Advisers") vote proxies as part of its authority to manage, acquire, and dispose of account assets, unless the client has explicitly reserved the authority for itself. When voting proxies, ADAM Advisers' primary objective is to make voting decisions solely in the best interests of its clients. ADAM Advisers will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby an ADAM Adviser has authority to vote its client's proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.

The general policy contains the following standards for each ADAM Adviser: o Exercising responsibility for voting decisions o Obligation to vote must be clearly established based on written guidelines o Resolving conflicts of interest o Making appropriate disclosures to clients o Creating and maintaining appropriate records o Providing clients access to voting records o Outsourcing the proxy voting administrative process

RESPONSIBILITY FOR VOTING DECISIONS

Chief Investment Officer
Exercise of shareholder voting rights is an investment decision. Accordingly, it is the responsibility of the Chief Investment Officer of the ADAM Adviser to ensure that voting decisions are organized and conducted in accordance with portfolio objectives, and any applicable legal requirements and client expectations, if any. In order to ensure that this obligation is carried out, the Chief Investment Officer of each ADAM Adviser (or line of business, if appropriate) shall designate an employee or a committee to be responsible for all aspects of the exercise of shareholder rights (the "Proxy Committee").

Proxy Committee
The Proxy Committee shall be governed by this policy and will perform the following duties:

o Execute or engage a third party service provider to vote proxies in accordance with the Company's guidelines;
o Document, in the form of a report, the resolution of any conflicts of interest between the ADAM Adviser and its clients, and provide or make available, adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients;
o    Approve and monitor the outsourcing of voting obligations to third-parties;
     and
o Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.

The Proxy Committee shall review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services.

OBLIGATION TO VOTE MUST BE CLEARLY ESTABLISHED
When an investment management or client relationship is established, the obligation of the ADAM Adviser to vote may be inherent in the relationship or, in some cases, implied as a matter of law. In some situations, the client may prefer to vote (or direct the voting) for portfolio securities.

ADAM Adviser's obligation with respect to voting rights should be explicitly identified in each client Investment Advisory Agreement. A specific clause in the agreement should explain the rights of each party as well as identify if any Proxy Voting Service is used.

VOTING PROXIES

Written Voting Guidelines
Each ADAM Adviser must establish general voting guidelines for recurring proposals ("Voting Guidelines"). (See Appendix No. 3 for reference.)

Flexibility
The Voting Guidelines should address routine as well as significant matters commonly encountered. The Voting Guidelines should permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances.

Cost-Benefit Analysis Involving Voting Proxies
An ADAM Adviser shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, an ADAM Adviser may refrain from voting a proxy on behalf of its clients' accounts.

In addition, an ADAM Adviser may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the ADAM Advisers' ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Resolving Conflicts of Interest
An ADAM Adviser may have conflicts that can affect how it votes its clients' proxies. For example, the ADAM Adviser may manage a pension plan whose management is sponsoring a proxy proposal. An ADAM Adviser may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, the ADAM Adviser may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interests of the client affected by the shareholder right. For this reason, ADAM Advisers shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to prevent potential conflicts between ADAM affiliates and ADAM group companies, all ADAM Advisers maintain separate and distinct investment decision-making processes, including proposed or actual actions with respect to corporate governance matters affecting portfolio holdings. All ADAM Advisers have implemented procedures to prevent the sharing of business and investment decision objectives, including Proxy Voting decisions.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of each ADAM Adviser shall designate an employee or a proxy committee to be responsible for addressing how the ADAM Adviser resolves such material conflicts of interest with its clients.

MAKING APPROPRIATE DISCLOSURES TO CLIENTS

ADAM Advisers shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement (See Appendix No. 1). The delivery of this statement can be made in Part II of Form ADV or under separate cover. In the initial year of adoption of this policy, a letter should accompany Form ADV that advises clients of the new disclosure. (See Appendix No. 2 for a sample letter).

CREATING AND MAINTAINING APPROPRIATE RECORDS

Recordkeepinq Requirements
In keeping with applicable law', ADAM Advisers' recordkeeping requirements are as follows:




1 SEC rule 206(4)-6 [17CFR 275.206(4)-6] and amendments to rule 204-2 [17-CFR
275.204-2] under the Investment Advisers Act of 1940 [15 U.S.C. 80b] ("Advisers Act" or "Act")

o Copies of the ADAM Advisers Proxy Voting Policy and Procedures;

o Copies or records of each proxy statement received with respect to clients'

securities for whom an ADAM Adviser exercises voting authority; Records of votes cast on behalf of clients;

o Records of each vote cast as well as certain records pertaining to the ADAM Adviser's decision on the vote;

o Records of written client request for proxy voting information;

o Records of written responses from the ADAM Adviser to either written or oral client request;

Retention of Records
Records are kept for at least six years following the date that the vote was cast. An ADAM Adviser may maintain the records electronically. Third party service providers may be used to maintain proxy statements and proxy votes.

PROVIDING CLIENTS ACCESS TO VOTING RECORDS

Access by Clients
Generally, clients of an ADAM Adviser have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.

Shareholders and unit-holders of commingled funds managed by an ADAM Adviser shall have such access to voting records pursuant to the governing documents of the commingled fund.

Access by Third Parties
Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client.

OUTSOURCING THE PROXY VOTING PROCESS

To assist in the proxy voting process, an ADAM Adviser may retain an independent third party service provider to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided to an ADAM Adviser should offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.


                                 APPENDIX NO. 1
                           PART II FORM ADV DISCLOSURE

GENERAL PROXY VOTING POLICY

PIMCO Advisors Retail Holdings LLC/PIMCO Equity Advisors LLC (the "Company") typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best economic interests of its clients. The Company will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

The Company has adopted written Proxy Policy Guidelines and Procedures (the "Proxy Guidelines") that are reasonably designed to ensure that the Company is voting in the best interest of its clients. The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, the Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. The Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (I) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person,
(iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, the Company may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in the Company's handling of proxy voting responsibilities.

CONFLICTS OF INTEREST

The Company may have conflicts of interest that can affect how it votes its clients' proxies. For example, the Company or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which the Company votes its clients' proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of the Company may designate an employee or a proxy committee to be responsible for addressing how the Company resolves such material conflicts of interest with its clients.

To obtain a copy of the Policy Guidelines or to obtain information on how your account's securities were voted, please contact your account representative.

                                 APPENDIX NO. 2
            SAMPLE LETTER TO ACCOMPANY PROXY VOTING POLICY STATEMENT

Insert: Date

Insert: Client name and address

Reference: Proxy Voting Policy and Procedure

Dear Client:

On January 31, 2003 the SEC adopted a new rule 206(4)-6, "Proxy Voting" under the Investment Advisers Act of 1940. The new rule is designed to prevent material conflicts of interest from affecting the manner in which advisers vote its clients' proxies. The new rule requires SEC registered investment advisers that have authority to vote clients' proxies to adopt written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, including procedures to address any material conflict that may arise between the interest of the adviser and its clients. The adviser must describe these policies and procedures to clients upon their request, and disclose to clients how they can obtain information from the adviser about how the adviser has voted their proxies.

In keeping with the disclosure requirements of the new SEC rule we are enclosing a copy of the Company's most recent Form ADV Part II, which includes a description of the Company's Proxy Voting procedures in the form of a General Proxy Voting Policy Statement.

Should you have any questions, please do not hesitate to contact me at insert phone #.

Sincerely,

                                 APPENDIX NO. 3
                     PIMCO ADVISORS RETAIL HOLDINGS ("PARH")
                          PIMCO EQUITY ADVISORS ("PEA")
                             PROXY VOTING GUIDELINES

The following are PARH/PEA general Proxy Voting Guidelines that are applied on behalf of all PARH accounts that are managed by Oppenheimer Capital, OpCap Advisors, PIMCO Equity Advisors, Cadence Capital and the NFJ Investment Group.

                                Table of Contents
Proposal
No. Description
MANAGEMENT PROPOSALS
Auditor Related
994.     Ratification of Auditors
995.     Auditor Indemnification
Board of Directors
996.     Election of Board of Directors
202:     Board Independence
997.     Changes in Board Size
998.     Cumulative Voting
999. Director Duties and Stakeholder Laws 1000. Director Indemnification and Liability Protection 1001. Key Committee Composition Compensation Related 1002. Employee Stock Ownership Plans (ESOP) 1003. Executive/Director/Outside Director Stock Option Plans 1004. 401 k Employee Benefit Plans 1005. Golden Parachutes 1006. Director Fees 1007. Pension Fund Credits Capital Structure 1008. Authorization of Additional Common Stock 1009. Authorization of Additional Preferred Stock 1010. Issuance of Additional Debt 1011. Reduction of Shares 1012. Share Repurchase Programs 1013. Preemptive Rights 1014. Adjustments to Par Value of Common Stock 1015. Debt Restructurings Corporate Transactions 1016. Mergers and Acquisitions 1017. Asset Sales 1018. Changing Corporate Name 504. Corporate Restructurings 505. Liquidations 1019. Spin-Offs Anti-Takeover Defenses and Related Proposals 1020. Greenmail 1021. Poison Pills 603. Supermajority Shareholder Vote Requirements 604. Classified Boards 1022. Fair Price Provisions 1023. Unequal Voting Rights 1024. Reincorporation/Exemption from Takeover Laws Other 1025. Annual Meetings 1026. Confidential Voting, Independent Tabulations and Inspections 1027. Disgorgement Provisions 1028. Mutual Fund Issues 1029. Share-Blocking 1030. Shares Out on Loan

SHAREHOLDER PROPOSALS
Auditor Related
SP-101.  Ratification of Auditors
SP-102.  Independence of Auditors
SP-103.  Audit Firm Rotation
Board of Directors
SP-201.  Minimum Director Stock Ownership
SP-202.  Board Independence
SP-203.  Age Limits
SP-204.  Cumulative Voting
SP-205. Director Duties and Stakeholder Laws SP-206. Director Attendance at Annual Meetings SP-207. Key Committee Composition SP-208. Limit Director Tenure Compensation Related SP-301. Holding Periods SP-302. Future Stock Option Awards SP-303. Accounting Treatment of Stock Option Awards SP-304. Golden Parachutes SP-305. Limits on Executive and Director Compensation
SP-306. Requests for Additional Disclosure of Executive Compensation SP-307. Reports on Executive Retirement Benefits Capital Structure SP-401. Preemptive Rights SP-402. Authorization of Blank Check Preferred Stock Corporate Transactions SP-501. Rights of Appraisal Anti-Takeover Defenses and Related Proposals SP-601. Greenmail SP-602. Poison Pills SP-603. Supermajority Shareholder Vote Requirements SP-604. Classified Boards SP-605. Fair Price Provisions SP-606. Equal Access SP-607. Reincorporation/Exemption from Takeover Laws Proxy Contest Defenses SP-701. Shareholders' Right to Call Special Meetings SP-702. Shareholder Action by Written Consent SP-703. Shareholders' Ability to Remove or Elect Directors Social and Environmental Issues SP-801. Environmental Issues / CERES Principles
SP-802. Northern Ireland (MacBride Principles) SP-803. South Africa (Statement of Principles) SP-804. Other Political/Social/Special Interest Issues Other SP-901. Annual Meetings
SP-902. Confidential Voting, Independent Tabulations and Inspections SP-903. Abstention Votes SP-904. Existing Dual Class Companies SP-905. Special Reports/Additional Disclosure SP-906. Lack of Information SP-907. Shareholder Advisory Committee

GUIDELINES FOR VOTING ON MANAGEMENT PROPOSALS

PARH/PEA will generally vote on management proposals as follows:

AUDITOR RELATED

101. Ratification of Auditors: PARH/PEA will generally vote for management proposals to ratify the selection of auditors unless: o The audit firm is not independent in fact or appearance; o The audit firm has rendered an opinion that is publicly known to not be an indication of the company's true financial position; or
o There are significant doubts that have been publicly raised regarding the audit firm's integrity or objectivity.
102. Auditor Indemnification: PARH/PEA will generally vote against management proposals to indemnify the auditors.

BOARD OF DIRECTORS

201. Election of Board of Directors: PARH/PEA will generally vote with management for the routine election of directors unless:

a. "There are clear concerns due to the company having displayed a record of poor performance; b. The board fails to meet minimum corporate governance standards (e.g., performance-based executive compensation, board independence, takeover activity); or
c.       Criminal activity by the board or a particular board nominee.

202. Board Independence: PARH/PEA will generally vote for management proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

203. Changes in Board Size: PARH/PEA will generally vote for management proposals that seek to fix board size and will generally vote against management proposals that give management the ability to change the size of the board without shareholder approval.

204. Cumulative Voting: PARH/PEA will generally vote for management proposals regarding cumulative voting on a case-by-case basis.

205. Director Duties and Stakeholder Laws: PARH/PEA will generally vote against management proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

1031. Director Indemnification and Liability Protection: PARH/PEA will generally vote in favor of management proposals to limit Directors' liability and to broaden their indemnification.
PARH/PEA will generally vote against management proposals that would broaden the Directors' indemnification that would cover acts of absolute negligence or proposals that would cover expenses for monetary damages of directors and officers that violate the duty of care standard.

207. Key Committee Composition: PARH/PEA will generally vote for management proposals that require all members of the compensation and nominating committees to be comprised of independent or unaffiliated directors.

COMPENSATION RELATED

301. Employee Stock Ownership Plans (ESOP): PARH/PEA will generally vote for management proposals to establish ESOPs or increase authorized shares for existing ESOP's provided that the following criteria are met:

a. The purchase price is at least 85% of fair market value; b. The offering period is 27 months or less; c. Voting power dilution is no more than 10%.

302. Executive/Director/Outside Director Stock Option Plans: PARH/PEA will evaluate management stock option plan proposals on a case-by-case basis. When reviewing such compensation plans, PARH/PEA will generally consider the following criteria:

a. That the dilution of existing shares is no more than 5%; b. That the stock option plan is incentive-based; c. That the stock option plan does not allow for discounted stock options;
d. For mature companies, that the stock option plan does not constitute more than 5% of the outstanding shares at the time of approval;
e. For growth companies, that the stock option plan does not constitute more than 10% of the outstanding shares at the time of approval.

303. 401k Employee Benefit Plans: PARH/PEA will generally vote for management proposals to implement a 401 (k) savings plan for its employees.

304. Golden Parachutes: PARH/PEA will generally vote for management proposals that require shareholder approval of golden parachutes and will vote for management proposals to limit golden parachutes.

305. Director Fees: PARH/PEA will generally vote for management proposals to award directors fees unless the amounts are excessive relative to similar industries and country.

306. Pension Fund Credits: PARH/PEA will generally vote against management proposals that include pension fund credits in earnings when determining executive compensation.

CAPITAL STRUCTURE

401. Authorization of Additional Common Stock: PARH/PEA will generally vote for management proposals to increase the authorization of common stock if a clear and legitimate business purpose is stated and the increase in authorization does not exceed 100% of shares currently authorized. PARH/PEA will generally vote against management proposals to increase the authorized common stock if it will carry preemptive rights or supervoting rights.

PARH/PEA will generally vote for management proposals to increase common share authorization for a stock split as long as authorized shares following the split do not exceed 100% of existing authorized shares.

402. Authorization of Additional Preferred Stock: PARH/PEA will generally vote for management proposals to create a new class of preferred stock or for proposals to allow for the issuance of additional shares of preferred stock unless:

a. The proposal is for the issuance of blank check preferred stock; b. The issuance of preferred stock is greater than 50% of current issued capital; c. The newly created preferred stock would have unspecified rights, i.e. voting, conversion, dividend distribution rights;
d. The additional preferred shares will be used as part of a takeover defense.

403. Issuance of Additional Debt: PARH/PEA will generally vote for management proposals to issue additional debt provided that the company's debt-to-equity ratio is between zero and one hundred percent.

PARH/PEA will evaluate proposals on a case-by-case basis where the debt-to-equity ratio is greater than one hundred percent and will use comparisons to similar industry standards.

404. Reduction of Shares: PARH/PEA will generally vote for management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stocks, provided that such proposals offer a clear and legitimate business purpose.

PARH/PEA will generally vote for management proposals to implement a reverse stock split provided that management proportionately reduces the authorized shares that are in the corporate charter.

405. Share Repurchase Programs: PARH/PEA will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

406. Preemptive Rights: PARH/PEA will generally vote for management proposals to eliminate preemptive rights.

407. Adjustments to Par Value of Common Stock: PARH/PEA will generally vote for management proposals to reduce the par value of common stock.

408. Debt Restructurings: PARH/PEA will evaluate debt restructuring management proposals (involving additional common and/or preferred share issuances) on a case-by-case basis. PARH/PEA will generally consider the following criteria:

a. Reasonableness of the dilution;
b. The impact that the restructuring and determining if it will be beneficial to existing shareholders; c. The threat of bankruptcy.

CORPORATE TRANSACTIONS

501. Mergers and Acquisitions: PARH/PEA will evaluate merger and acquisition management proposals on a case-by-case basis. PARH/PEA will generally consider the following factors:

a. Anticipated financial and operating benefits; b. Offer price (cost vs. premium); c. Prospects of the combined companies; d. How the deal was negotiated:
e. Changes in corporate governance and their impact on shareholder rights; f. Corporate restructuring; g. Spin-offs; h. Asset sales ; i. Liquidations ; j. Rights of appraisal.

502. Asset Sales: PARH/PEA will evaluate asset sale management proposals on a case-by-case basis by generally assessing the impact on the balance sheet / working capital and value received for the asset.

503. Changing Corporate Name: PARH/PEA will generally vote for management proposals regarding corporate name changes.

504. Corporate Restructurings: PARH/PEA will evaluate corporate restructuring management proposals on a case-by-case basis which would include minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

Liquidations, PARH/PEA will evaluate liquidation proposals by management on a case-bycase basis and will review management" efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
1032.
1033. Spin-Offs: PARH/PEA will evaluate spin-off proposals on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

601. Greenmail: PARH/PEA will generally vote for management proposals to prohibit payment of greenmail, defined as the practice of repurchasing shares from a bidder at an above market price in exchange for the bidder" agreement not to acquire the target company. PARH/PEA will generally vote against management proposals to adopt anti-takeover greenmail provisions.

602. Poison Pills: A poison pill is a strategic move by a takeover-target to make its stock less attractive. A target company with a "pill" (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs.

PARH/PEA will evaluate poison pill management proposals on a case-by-case basis by considering the following factors:

a.       Best interest of the existing shareholders;
b.       The current salaries of the target companies' officers;
c.       Repurchase price for the shares by the target company;
d.       Amount of cash invested in target company;
e.       Percentage of ownership by target company management;
f.       Perks for target company senior management;
g.       Attitude toward tax deferral benefiting target company management;
h.       Target company's employee expenses.

PARH will generally vote for management proposals to require shareholder ratification of poison pills or that request the board of directors to redeem poison pills.

603. Supermajority Shareholder Vote Requirements: PARH/PEA will generally vote for management proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions or other business combinations and will generally vote against management proposals to require a supermajority vote on such matters.

1034. Classified Boards: PARH/PEA will generally vote for management proposals to eliminate a classified board of directors and will generally vote against management proposals to classify the board.

1035. Fair Price Provisions: PARH/PEA will generally vote for management proposals to adopt or amend fair price provisions provided that the proposal does not include a shareholder vote requirement that exceeds the majority of disinterested shares.

1036. Unequal Voting Rights: PARH/PEA will generally vote against management proposals for dual class exchange offers and dual class recapitalizations.

607. Reincorporation/Exemption from Takeover Laws: On a case-by-case basis, PARH/PEA will evaluate management proposals to opt out of state/country takeover laws and management proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

OTHER

901. Annual Meetings: PARH/PEA will generally vote for management proposals that relate to the conduct of the annual meeting except those proposals which relate to the "transaction of such other business which may come before the meeting".

902. Confidential Voting, Independent Tabulations and Inspections: PARH/PEA will generally vote for management proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. PARH/PEA will generally vote against management proposals to repeal such provisions.

903. Disgorgement Provisions: Disgorgement provisions stipulate that an acquirer pay back profits from the sale of stock purchased two years prior to achieving control status. PARH/PEA will evaluate proposals to opt out of such provisions on a case-by-case basis.

904. Mutual Fund Issues: PARH/PEA will evaluate the following mutual fund issues on a caseby-case basis: a. Approve the merger of the funds; b. Approve investment advisory agreement;
c. Change in fundamental investment policy; d. Approve/amend sub-advisory agreement; e. Approve conversion from closed-end to open-end fund.

905. Share-Blocking: PARH/PEA will generally not vote proxies in countries where there is "share-blocking."

1037. Shares Out on Loan: Proxies are not available to be voted when shares are out on loan through client securities lending programs with their custodians.

GUIDELINES FOR VOTING ON SHAREHOLDER PROPOSALS

PARH/PEA will generally vote on shareholder proposals as follows:

AUDITOR RELATED

SP-101.Ratification of Auditors: PARH/PEA will generally vote for shareholder proposals to require shareholder ratification of auditors.

SP-102.Independence of Auditors: PARH/PEA will generally vote against shareholder proposals with respect to prohibiting auditors from engaging in non-audit services.

SP-103.Audit Firm Rotation: PARH/PEA will generally vote against shareholder proposals asking for audit firm rotation.

BOARD OF DIRECTORS

SP-201.Minimum Director Stock Ownership: PARH/PEA will generally vote against shareholder proposals requiring directors to own a certain number of shares in order to qualify as a director or to remain on the board.

SP-202:Board Independence: PARH/PEA will generally vote for shareholder proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

SP-203.Age Limits: PARH/PEA will generally vote against shareholder proposals to impose a mandatory retirement age for directors.

SP-204.Cumulative Voting: PARH/PEA will evaluate shareholder proposals regarding cumulative voting on a case-by-case basis.

SP-205.Director Duties and Stakeholder Laws: PARH/PEA will generally vote against shareholder proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

SP-206.Director Attendance at Annual Meetings: PARH/PEA will generally vote against shareholder proposals for mandatory director attendance at the annual shareholder meeting.

SP-207.Key Committee Composition: PARH/PEA will generally vote for shareholder proposals that require all members of the compensation and nominating committees be comprised of independent or unaffiliated directors.

SP-208. Limit Director Tenure: PARH/PEA will generally vote against shareholder proposals to limit the tenure of outside directors.

COMPENSATION RELATED

SP-301.Holding Periods: PARH/PEA will generally vote against shareholder proposals that require companies to adopt full tenure stock holding periods for executives.

SP-302.Future Stock Option Awards: PARH/PEA will generally vote against shareholder proposals to ban future stock option grants to executives.

SP-303.Accounting Treatment of Stock Option Awards: PARH/PEA will generally vote for shareholder proposals requesting that stock options be expensed.

SP-304.Golden Parachutes: PARH/PEA will generally vote for shareholder proposals to require shareholder approval of golden parachutes and will vote against shareholder proposals that would set limits on golden parachutes.

SP-305.Limits on Executive and Director Compensation: PARH/PEA will generally vote against shareholder proposals to limit executive and director compensation.

SP-306.Requests for Additional Disclosure of Executive Compensation: PARH/PEA will generally vote against shareholder proposals that require additional disclosure for executive and director compensation above and beyond the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

SP-307.Reports on Executive Retirement Benefits (deferred compensation, splitdollar life insurance, SERPs, and pension benefits): PARH/PEA will generally vote for shareholder proposals that require companies to report on their executive retirement benefits provided that any cost with such reporting is within reason.

CAPITAL STRUCTURE

SP-401.Preemptive Rights: PARH/PEA will generally vote against shareholder proposals that seek preemptive rights.

SP-402.Authorization of Blank Check Preferred Stock: PARH/PEA will generally vote for shareholder proposals that require shareholder approval prior to the issuance of blank check preferred stock.

CORPORATE TRANSACTIONS

SP-501.Rights of Appraisal: PARH/PEA will generally vote against shareholder proposals to provide rights of appraisal to dissenting shareholders.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

SP-601.Greenmail: PARH/PEA will generally vote for shareholder proposals to prohibit payment of greenmail.

SP-602.Poison Pills: PARH/PEA will generally vote for shareholder proposals to require shareholder ratification of poison pills. PARH/PEA will generally vote on a case-by case basis on shareholder proposals that request the board of directors to redeem poison pill provisions.

SP-603.Supermajority Shareholder Vote Requirements: PARH/PEA will generally vote for shareholder proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions, and other business combinations.

SP-604.Classified Boards: PARH/PEA will generally vote for shareholder proposals to repeal classified boards and elect all directors annually and will vote against shareholder proposals to classify the board.

SP-605.Fair Price Provisions: PARH/PEA will generally vote for shareholder proposals to adopt or lower the shareholder vote requirements with respect to existing fair price provisions.

SP-606.Equal Access: PARH/PEA will generally vote for shareholder proposals to allow shareholders equal access to management's proxy material so they can evaluate and propose voting recommendations on proxy proposals and director nominees.

SP-607.Reincorporation/Exemption from Takeover Laws: On a case-by-case basis, PARH/PEA will evaluate shareholder proposals to opt out of state/country takeover laws and shareholder proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

PROXY CONTEST DEFENSES

SP-701.Shareholders' Right to Call Special Meetings: PARH/PEA will generally vote against shareholder proposals to grant shareholders' the ability to call special meetings.

SP-702.Shareholder Action by Written Consent: PARH/PEA will generally vote against shareholder proposals to permit shareholders to take action by written consent.

SP-703.Shareholders' Ability to Remove or Elect Directors: PARH/PEA will generally vote against shareholder proposals to restore shareholder ability to remove directors with or without cause. PARH/PEA will generally vote against shareholder proposals that permit shareholders to elect directors to fill board vacancies.

SOCIAL AND ENVIRONMENTAL ISSUES

SP-801.Environmental Issues / CERES Principles: PARH/PEA will generally vote against shareholder proposals that request issuers to file the CERES principles.

SP-802.Northern Ireland (MacBride Principles): PARH/PEA will generally vote against shareholder proposals that are aimed at anti-Catholic discrimination within Northern Ireland as outlined in the MacBride Principles.

SP-803.South Africa (Statement of Principles): PARH/PEA will generally vote against shareholder proposals that pertain to promoting the welfare of black employees within companies that operate in South Africa.

SP-804.Other Political/Social/Special Interest Issues: PARH/PEA will generally vote against shareholder proposals on restrictions that relate to social, political, or special interest issues (examples: nuclear power, Mexico, animal testing, tobacco industry, or equal employment opportunities) that may effect the operations and competitiveness of the issuer or which may have a significant financial impact to the shareholders.

OTHER
SP-901.Annual Meetings: PARH/PEA will generally vote against shareholder proposals to change the time or place of annual meetings.

SP-902.Confidential Voting, Independent Tabulations and Inspections: PARH/PEA will generally vote for shareholder proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. PARH/PEA will vote against shareholder proposals to repeal such provisions.

SP-903.Abstention Votes: PARH/PEA will generally vote for shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting unless required by state law.

SP-904.Existing Dual Class Companies: PARH/PEA will generally vote against shareholder proposals asking for a report to shareholders on the financial impact of its dual class voting structure and will vote for shareholder proposals to submit a dual class voting structure to a shareholder vote.

SP-905.Special Reports/Additional Disclosure: PARH/PEA will generally vote against shareholder proposals that require disclosure reports on the impact of certain issues to the overall business if the issuer and the shareholders.

SP-906.Lack of Information: PARH/PEA generally will vote against proposals if there is a lack of information to make an informed voting decision.

SP-907.Shareholder Advisory Committee: PARH/PEA will generally vote against shareholder proposals to establish shareholder and advisory committees.

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                          PROXY POLICIES AND PROCEDURES

I. POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and record keeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' nor-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II. GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES
A.   MANAGEMENT PROPOSALS
1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

o Selection or ratification of auditors.

o Approval of financial statements, director and auditor reports.

o Election of Directors.

o Limiting Directors' liability and broadening indemnification of Directors.

o Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

o Recommendations to set retirement ages or require specific levels of stock ownership by Directors. o General updating/corrective amendments to the charter.

o Elimination of cumulative voting.

o Elimination of preemptive rights.

o Provisions for confidential voting and independent tabulation of voting results.

o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

         Capitalization changes
o Capitalization changes that eliminate other classes of stock and voting rights.
o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if
                  (1) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.
o        Proposals to create a new class of preferred stock or for issuance's of preferred stock up to 50% of issued capital.
o        Proposals for share repurchase plans.
o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.
o        Proposals to effect stock splits.
o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

         Compensation
o Director fees, provided the amounts are not excessive relative to other companies in the country or industry.
o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.
o Establishment of Employee Stock Option Plans and other employee ownership plans.

         Anti Takeover Matters
o Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.
o        Adoption. of anti greenmail provisions provided that the proposal:
                 (i) defines greenmail; (ii) prohibits
                  buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

o Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.
o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.
o        Creation of "blank check" preferred stock.
o        Changes in capitalization by 100% or more.
o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.
o Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.
o        Proposals to indemnify auditors.

4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

         Corporate Transactions
o Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.
o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.
o Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.
o Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

(i) Whether the stock option plan is incentive based;
(ii) For mature companies, should be no more than 5% of the issued capital at the time of approval; (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

         Anti-Takeover Provisions
o Proposals requiring shareholder ratification of poison pills.
o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B. SHAREHOLDER PROPOSALS
1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:
o Requiring auditors to attend the annual meeting of shareholders.
o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.
o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.
o        Confidential voting.
o        Reduction or elimination of supermajonty vote requirements.

2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.
o Proposals that limit tenure of directors.
o Proposals to limit golden parachutes.
o Proposals requiring directors to own large amounts of stock to be eligible for election.
o Restoring cumulative voting in the election of directors.
o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.
o Proposals that limit retirement benefits or executive compensation.
o Requiring shareholder approval for bylaw or charter amendments.
o Requiring shareholder approval for shareholder rights plan or poison pill. o Requiring shareholder approval of golden parachutes.
o        Elimination of certain anti-takeover related provisions.
o        Prohibit payment of greenmail.

3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.
o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a nor-business nature or would provide no pertinent information from the perspective of institutional shareholders.
o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.
o Proposals that require inappropriate endorsements or corporate actions.

IV.           ADMINISTRATION OF PROXY POLICIES AND PROCEDURES
A.            PROXY REVIEW COMMITTEE
1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

(a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.
(b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.
(c)           The Committee will meet at least monthly to (among other matters):
              (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

(d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures);
(2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

(e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

(f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting. (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

                     SALOMON BROTHERS ASSET MANAGEMENT INC.
                      PROXY VOTING POLICIES AND PROCEDURES

The Boards of Directors of each Fund have delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the "Investment Manager"). The Investment Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that it votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case by case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Investment Manager's goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Investment Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Investment Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager's decision-making in voting proxies.

If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS


          Exhibit
          Number       Description of Exhibit
          ------       ----------------------
          (a)            Agreement and Declaration of Trust dated 7/13/99(1)
          (b)            By-laws(1)
          (c)            Not Applicable
          (d)(1)         Investment Advisory Agreement with Allianz of America dated October 27, 1999(3)
          (d)(2)(i)      Investment Management Agreement with USAllianz Advisers, LLC dated
                         May 1, 2001(7)
          (d)(2)(ii)     Form of Schedule A to Investment Management Agreement with USAllianz Advisers LLC as amended and restated effective November 5, 2001(10)
          (d)(2)(iii)    Form of Schedule A to Investment Management Agreement with USAllianz Advisers LLC as amended and restated effective May 1, 2002(8)
          (d)(2)(iv)     Form of Schedule A to Investment Management Agreement with USAllianz Advisers LLC as amended and restated effective May 1, 2003(10)
          (d)(3)         Form of Portfolio Management Agreement with Van Kampen Asset Management
                         Inc.(6)
          (d)(4)         Form of Portfolio Management Agreement with Van Kampen Investment Advisory Corp.(6)
          (d)(4)(i)      Form of Portfolio Management Agreement with Van Kampen Investment Advisory Corp as amended May 1, 2003(11)
          (d)(5)         Form of Interim Portfolio Management Agreement with Van Kampen Asset Management Inc(7)
          (d)(6)         Form of Portfolio Management Agreement with PIMCO Advisors(7)
          (d)(7)         Form of Portfolio Management Agreement with A I M Advisors, Inc.(9)
          (d)(8)         Form of Portfolio Management Agreement with OppenheimerFunds, Inc.(9)
          (d)(9)         Form of Sub-Sub-Advisory Agreement between A I M Capital Management, Inc., and H.S. Dent
                         Advisors Inc.(8)
          (d)(10)        Form of Portfolio Management Agreement with Prudential Investment Management, Inc.(10)
          (d)(11)        Form of Portfolio Management Agreement with NFJ(10)
          (d)(12)        Form of Portfolio Management Agreement with The Dreyfus Corporation(11)
          (d)(13)        Form of Portfolio Management Agreement with Founders Asset Management(11)
          (d)(14)        Form of Portfolio Management Agreement with Davis Selected Advisers, L.P.(11)
          (d)(15)        Portfolio Management Agreement with Legg Mason Funds Management, Inc.*
          (d)(16)        Form of Portfolio Management Agreement with Salomon Brothers Asset Management Inc.**
          (d)(17)        Form of Portfolio Management Agreement with Jennison Associates, LLC**
          (e)(1)         Distribution Agreement dated October 27, 1999(3)
          (e)(2)         Participation Agreements dated October 6, 1999(6)
          (f)            N/A
          (g)            Custody Agreement dated October 6, 1999(3)
          (h)(1)         Services Agreement dated January 1, 2003 (10)
          (h)(2)         Expense Limitation Agreement dated May 1, 2001(6)
          (h)(3)         Expense Limitation Agreement dated November 5, 2001(7)
          (h)(4)         Expense Limitation Agreement dated May 1, 2002(9)
          (h)(5)         Expense Limitation Agreement dated May 1, 2003(10)
          (h)(6)         Expense Limitation Agreement dated May 1, 2004(11)
          (h)(7)         Sec. Lending Authorization Agreement dated August, 2003(11)
          (h)(8)         Sec. Lending Authorization Agreement**
          (h)(9)         Compliance Services Amendment*
          (i)            Opinion and Consent of Counsel to the Registrant(3)
          (j)            Consent of KPMG LLP**
          (k)            N/A
          (l)            N/A
          (m)            Rule 12b-1 Plan of Distribution(3)
          (n)            Rule 18f-3 Plan(11)
          (p)(1)(i)      Code of Ethics of BISYS Fund Services, L.P.(4)
          (p)(1)(ii)     Code of Ethics of Van Kampen Asset Management Inc.
                         and Van Kampen Investment Advisory Corp.(6)
          (p)(1)(iii)    Code of Ethics of USAllianz Advisers, LLC(6)
          (p)(1)(iv)     Code of Ethics of PIMCO Advisors(8)
          (p)(1)(v)      Code of Ethics of A I M Advisors, Inc.(8)
          (p)(1)(vi)     Code of Ethics of OppenheimerFunds, Inc.(8)
          (p)(1)(vii)    Code of Ethics of H.S. Dent Advisors Inc.(9)
          (p)(1)(viii)   Code of Ethics of PIMCO and NFJ(10)
          (p)(1)(ix)     Code of Ethics of Davis Selected Advisers(11)
          (p)(1)(x)      Code of Ethics of The Dreyfus Corporation(11)
          (p)(1)(xi)     Code of Ethics of Legg Mason Funds Management, Inc.*
          (p)(1)(xii)    Code of Ethics of Saloman Brothers Asset Management Inc.**
          (p)(1)(xiii)   Code of Ethics of Jennison Associates, LLC**
          (p)(2)         Powers of Attorney(2,3,10,11)

         *      Filed herewith
         **     To be filed by Post-Effective Amendment.

(1) Filed with initial registration statement on July 21, 1999, and incorporated herein by reference.
(2) Filed as an exhibit to Pre-Effective Amendment #1 on October 18, 1999, and incorporated herein by reference.
(3) Filed as an exhibit to Pre-Effective Amendment #2 on October 26, 1999, and incorporated herein by reference.
(4) Filed as an exhibit to Post-Effective Amendment #1 on April 20, 2000, and incorporated herein by reference.
(5) Filed as an exhibit to Post-Effective Amendment #3 on February 15, 2001, and incorporated herein by reference.
(6)      Filed as an exhibit to Post-Effective Amendment #4 on April 20, 2001
(7)      Filed as an exhibit to Post-Effective Amendment #7 on October 24, 2001.
(8)      Filed as an exhibit to Post-Effective Amendment #8 on January 30, 2002.
(9)      Filed as an exhibit to Post-Effective Amendment #9 on April 9, 2002.
(10)     Filed as an exhibit to Post-Effective Amendment #11 on April 18, 2003.
(11)     Filed as an exhibit to Post-Effective Amendment #13 on April 28, 2004.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         NONE

ITEM 25. INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

1. USAllianz Advisers, LLC- this information is included in Form ADV filed with the SEC by USAllianz Advisers and is incorporated by reference herein.

2. Van Kampen Asset Management Inc.- this information is included in the Form ADV filed with the SEC by Van Kampen Asset Management Inc. and is incorporated by reference herein.

3. Van Kampen Investment Advisory Corp.-this information is included in the Form ADV filed with the SEC by Van Kampen Investment Advisory Corp. and is incorporated by reference herein.

4. PIMCO Equity Advisors LLC - this information is included in the Form ADV filed with the SEC by PIMCO Equity Advisors LLC and is incorporated by reference herein.

5. A I M Capital Management, Inc. - this information is included in the Form ADV filed by A I M Capital Management, Inc. and is incorporated herein by reference.

6. OppenheimerFunds, Inc. - this information is included in the Form ADV filed with the SEC by OppenheimerFunds, Inc. and is incorporated herein by reference.

7. PIMCO Advisors Retail Holdings LLC - this information is included in the Form ADV filed by PIMCO Advisors Retail Holdings LLC, Inc. and is incorporated herein by reference.

8. NFJ Investment Group LP - this information is included in the Form ADV filed by NFJ Investment Group LP and is incorporated herein by reference.

9. Prudential Investment Management, Inc. - this information is included in Form ADV filed with the SEC by Prudential Investment Management, Inc. and is incorporated herein by reference.

10. Davis Selected Advisers, L.P. - this information is included in Form ADV filed with the SEC by Davis Selected Advisers, L.P. and is incorporated herein by reference.

11. The Dreyfus Corporation - this information is included in Form ADV filed with the SEC by The Dreyfus Corporation and is incorporated herein by reference.

12. Legg Mason Funds Management, Inc. - this information is included in Form ADV filed with the SEC by Legg Mason Funds Management, Inc. and is incorporated herein by reference.

13. Salomon Brothers Asset Management Inc. - this information is included in Form ADV filed with the SEC by Salomon Brothers Asset Management, Inc. and is incorporated herein by reference.

14. Jennison Associates, LLC - this information is included in Form ADV filed with the SEC by Jennison Associates, LLC and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services L.P. serves as the Registrant's principal underwriter and serves as the principal underwriter for the following investment companies:

                BISYS FUND SERVICES LIMITED PARTNERSHIP
Ambassador Funds
American Independence Funds Trust
American Performance Funds
AmSouth Funds
BB&T Funds
The Coventry Group
The Eureka Funds
Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds Trust and HSBC Investor Portfolios
The Infinity Mutual Funds, Inc.
LEADER Mutual Funds
Legacy Funds Group
MMA Praxis Mutual Funds
Old Westbury Funds, Inc.
Pacific Capital Funds
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
The Willamette Funds
Vintage Mutual Funds, Inc.


     (b)     Officers and Directors.

             Name and Principal                Positions and                  Position
             Business Address                  Offices with Registrant        with Underwriter
             -----------------------           ---------------------------    ---------------------
             BISYS Fund Services, Inc.         None                           Sole General Partner
             3435 Stelzer Road
             Columbus, Ohio 43219

             BISYS Fund Services Ohio, Inc.    None                           Sole Limited Partner
             3435 Stelzer Road
             Columbus, Ohio 43219

     (c)     None


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:


         BISYS Fund Services
         3435 Stelzer Road, Columbus, Ohio 43219
              31a-1(a)
              31a-1(b)(2)A, B, C and D
              31a-1(b) 5, 6, 8, 9, 10, 11, 12
              31a-2(a) 1 and 2
              31a-2(c)

         BISYS Fund Services
         60 State Street, Suite 1300, Boston MA 02109
              31a-1(b)4

         US Allianz Advisers, LLC
         5701 Golden Hills Drive, Minneapolis, Minnesota 55416
              31a-1(b) 11
              31a-1(c)

         Van Kampen Asset Management Inc.
         Van Kampen Investment Advisory Corp.
         1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois  60181-5555
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         PIMCO Equity Advisors LLC
         1345 Avenue of the Americas, 50th Floor, New York, NY 10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         A I M Capital Management, Inc.
         11 Greenway Plaza, Suite 106, Houston, Texas  77046
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         OppenheimerFunds, Inc.
         498 Seventh Avenue, New York, NY  10018
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         NFJ Investment Group LP
         2121 San Jacinto, Suite 1840, Dallas, TX 75201.
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         PIMCO Advisors Retail Holdings LLC
         1345 Avenue of the Americas, 50th Floor, New York, NY 10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Prudential Investment Management, Inc.
         Two Gateway Plaza, Newark, New Jersey, 07102
              31a-1(f)

         Davis Selected Advisers, L.P.
         2949 East Elvira Road, Suite 101 Tucson, Arizona 85706
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         The Dreyfus Corporation
         200 Park Avenue, New York, New York 10166
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Legg Mason Funds Management, Inc.
         100 Light Street, Baltimore Maryland 21202
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Salomon Brothers Asset Management Inc.
         399 Park Avenue, New York, NY 10022
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Jennison Associates, LLC
         466 Lexington Avenue, New York, NY 10017
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)


ITEM 29. MANAGEMENT SERVICES

         N/A

ITEM 30. UNDERTAKINGS

         N/A




                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the __th day February, 2005.


                                          USALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Christopher Pinkerton
                                          ------------------------------------
                                          Christopher Pinkerton
                                          Chairman of the Board and President

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement of USAllianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on __________, 2005.


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
SIGNATURE                                    TITLE
----------                                   -----


/s/Christopher Pinkerton                     Chairman of the Board and President
---------------------------------------      (Principal Executive Officer)
Christopher Pinkerton

/s/ Harrison Conrad*                         Trustee
- -------------------------------------
Harrison Conrad

/s/ Roger A. Gelfenbein*                     Trustee
- -------------------------------------
Roger A. Gelfenbein

/s/ Arthur C. Reeds III*                     Trustee
- -------------------------------------
Arthur C. Reeds III

/s/ Troy Sheets                              Treasurer (principal financial and
- -------------------------------------      accounting officer)
Troy Sheets

/s/ Claire R. Leonardi*                      Trustee
- -------------------------------------
Claire R. Leonardi

/s/ Dickson W. Lewis*                        Trustee
- -------------------------------------
Dickson W. Lewis

/s/ Peter W. McClean*                        Trustee
- -------------------------------------
Peter W. McClean

/s/ Jeffrey Kletti*                          Trustee and Vice President
- -------------------------------------
Jeffrey Kletti


*By Power of Attorney


By:  /s/ Stewart D. Gregg
     --------------------------------
     Senior Counsel


                                    EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 14
                                       TO
                                   FORM N-1A
                  USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
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

INDEX TO EXHIBITS

EXHIBIT

(d)(15)        Portfolio Management Agreement with Legg Mason Funds Management, Inc.
(d)(16)        Form of Portfolio Management Agreement with Salomon Brothers Asset Management Inc.*
(d)(17)        Form of Portfolio Management Agreement with Jennison Associates, LLC*
(h)(8)         Sec. Lending Authorization Agreement*
(h)(9)         Compliance Services Amendment
(j)            Consent of KPMG LLP*
(p)(1)(xi)     Code of Ethics of Legg Mason Funds Management, Inc.
(p)(1)(xii)    Code of Ethics of Saloman Brothers Asset Management Inc.*
(p)(1)(xiii)   Code of Ethics of Jennison Associates, LLC*

               *To be filed by Post-Effective Amendment
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